UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30, 2012 for all funds in this filing except Wells Fargo Managed Account CoreBuilder

Shares – Series M, which had fiscal year end of December 31, 2012.

Date of reporting period: March 31, 2013

ITEM 1. PORTFOLIO OF INVESTMENTS

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 101.31%

California : 92.29%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$305,000	$336,778
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Health Revenue)	2.50	7-1-2019	2,250,000	2,258,618
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	7-1-2014	910,000	941,714
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,078,739
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,162,625
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	860,086
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2020	815,000	970,298
ABAG Financial Authority For Nonprofit Corporations Odd Fellows of California Series A (Health Revenue, California Mortgages Insured)	5.00	4-1-2018	1,200,000	1,401,276
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	605,075
Adelanto CA School District CAB Series B (GO, National/FGIC Insured) ¤	0.00	9-1-2018	3,370,000	2,585,767
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,470,680
Alameda County CA COP (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	618,481
Albany CA Limited Obligation Improvement Bonds Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,321,821
Alhambra CA Police Facilities (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	1,885,000	2,186,751
Alisal CA Unified School District Election of 2006 Series A (GO, Assured Guaranty Insured)	5.50	8-1-2013	700,000	712,082
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,899,800
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	293,123
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	147,810
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	463,277
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,611,741
Anaheim CA PFA Convention Center Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2013	1,600,000	1,605,376
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	9-1-2014	500,000	538,720
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	964,723
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	530,000	531,754
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) ±	5.25	9-1-2017	1,800,000	1,838,124
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	8-1-2014	500,000	494,150
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, National/FGIC Insured)	5.00	8-1-2017	390,000	391,525
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-2017	100,000	101,600
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, National/FGIC Insured)	5.00	8-1-2017	1,070,000	1,135,131
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.01	4-1-2045	5,000,000	5,022,400
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,171,163
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,462,920
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00	6-1-2013	290,000	290,734

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00%	6-1-2014	$350,000	$355,061
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2015	360,000	373,900
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2016	370,000	388,130
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2017	380,000	398,943
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	4.00	6-1-2018	390,000	425,946
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2013	120,000	120,172
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2014	225,000	228,193
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	234,892
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	427,518
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	444,657
California Department of Transportation COP Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	160,000	160,667
California Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00	12-1-2013	1,995,000	2,042,301
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,893,621
California Educational Facilities Authority California College of the Arts (Education Revenue)	2.50	6-1-2013	235,000	235,533
California Educational Facilities Authority MSTR Series 45A (Education Revenue, Societe Generale LIQ) ø	0.15	10-1-2033	1,000,000	1,000,000
California Health Facilities Financing Chinese Hospital Associates (Health Revenue, California Mortgages Insured)	5.00	6-1-2019	200,000	237,664
California Health Facilities Financing City of Hope National Medical Center Series A (Health Revenue)	5.00	11-15-2019	750,000	917,723
California Health Facilities Financing Paradise Valley Series A (Health Revenue) %%	5.00	1-1-2019	600,000	698,844
California Health Facilities Financing Paradise Valley Series A (Health Revenue) %%	5.00	1-1-2020	600,000	703,716
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	2,000,000	2,033,660
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	8-1-2022	100,000	101,151
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	370,000	385,022
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,350,000	1,407,483
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	750,000	784,298
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	8-1-2013	1,775,000	1,784,745
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	445,000	465,550
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	8-1-2015	1,300,000	1,343,836
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC/FHA/VA Guaranty Insured)	4.00	8-1-2013	500,000	501,395
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC/FHA/VA Guaranty Insured)	4.10	2-1-2015	1,750,000	1,788,955
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	8-1-2021	80,000	81,081
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,005
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,870,000	2,022,592
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	488,542
California HFFA Casa Colina Project (Health Revenue)	5.50	4-1-2013	450,000	450,131
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	829,885
California HFFA Catholic Healthcare West Series C (Health Revenue, National Insured) ±(m)(n)	0.19	7-1-2022	5,300,000	4,982,000

2

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00%	7-1-2027	$1,000,000	$1,055,590
California HFFA Catholic Healthcare West Series I (Health Revenue) ±	4.95	7-1-2026	1,790,000	1,888,378
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	380,000	416,077
California HFFA Paradise Estate (Health Revenue)	5.13	1-1-2022	3,000,000	3,015,420
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,646,991
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	5.13	7-1-2031	1,000,000	1,048,540
California Public Works Board California Community Colleges Series A (Miscellaneous Revenue, Ambac Insured)	5.50	4-1-2013	100,000	100,044
California Public Works Board California Community Colleges Series B (Miscellaneous Revenue, National Insured)	5.10	9-1-2013	1,930,000	1,937,797
California Public Works Board California State University Trustees Series B (Miscellaneous Revenue)	5.00	9-1-2013	365,000	366,442
California Public Works Board Department of Corrections Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,895,000	2,085,542
California Public Works Board Department of Corrections Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,842,133
California Public Works Board Department of Corrections Series D (Miscellaneous Revenue, AGM Certificates Insured)	5.25	6-1-2015	935,000	971,259
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, XLCA Insured)	5.00	6-1-2015	640,000	674,720
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, National/IBC/Bank of New York Insured)	5.50	6-1-2015	535,000	558,358
California Public Works Board Department of Corrections State Prisons Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2013	980,000	1,012,918
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,007,720
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,206,820
California Public Works Board Trustees California State University Series A (Miscellaneous Revenue)	5.25	10-1-2013	250,000	251,040
California School Cash Reserve Series BB (Miscellaneous Revenue)	2.00	10-1-2013	1,500,000	1,512,090
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	419,432
California State University Hayward Foundation Project (Education Revenue, National/GO of Corporation Insured)	5.25	8-1-2025	475,000	475,665
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,003,760
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	492,656
California Statewide CDA (Health Revenue)	5.00	5-15-2018	610,000	704,788
California Statewide CDA (Miscellaneous Revenue)	5.88	7-1-2022	2,595,000	2,797,799
California Statewide CDA American Baptist Homes West (Health Revenue)	2.10	10-1-2019	2,930,000	2,947,082
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	1,750,000	1,802,255
California Statewide CDA COP (Health Revenue, American Capital Access Radian Insured)	4.00	6-1-2015	325,000	347,831
California Statewide CDA COP Health Facilities Series A (Miscellaneous Revenue, National/IBC Insured)	5.50	9-1-2014	500,000	522,110
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2014	545,000	562,238
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,046,530
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,056,360
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, Ambac California Mortgages Insured)	4.00	10-1-2014	780,000	793,868
California Statewide CDA Insured Health Facility Catholic Healthcare West Series F (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2040	1,000,000	1,000,000
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-2013	100,000	100,914
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±	3.90	8-1-2031	750,000	776,640
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,638,640

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.62%	9-6-2035	$2,400,000	$2,400,000
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.62	12-14-2016	6,400,000	6,400,000
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	445,565
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2014	190,000	194,209
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2015	235,000	241,695
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2016	145,000	149,173
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2017	150,000	153,476
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2018	235,000	238,010
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.50	9-1-2019	240,000	246,538
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	4.00	6-15- 2013	1,500,000	1,512,255
California Statewide CDA Proposition 1A Receivables Program (Tax Revenue)	5.00	6-15-2013	4,000,000	4,041,240
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, Ambac California Mortgages Insured)	5.50	8-1-2014	800,000	850,360
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	1,060,000	1,133,490
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,129,370
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,617,210
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	420,185
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) ø	0.20	5-1-2015	5,000,000	5,000,000
California Unrefunded (GO, Ambac Insured)	5.00	10-1-2016	10,000	10,039
California Veterans Bonds Series CA (GO)	4.45	12-1-2017	1,000,000	1,076,480
Carlsbad CA Improvement Bond Act 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	426,383
Carlsbad CA Improvement Bond Act 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	306,891
Carlsbad CA Improvement Bond Act 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	545,227
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	359,850
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	421,406
Chula Vista CA COP (Miscellaneous Revenue, National Insured)	4.50	8-1-2016	430,000	435,259
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	406,376
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, Ambac Insured)	5.85	9-15-2013	255,000	259,389
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	463,464
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,373,997
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	8-1-2013	855,000	855,479
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	8-1-2014	1,130,000	1,134,825
Compton CA Community RDA Project Series A (Tax Revenue, Ambac Insured)	5.00	8-1-2013	2,245,000	2,269,650
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	175,000	194,030
Compton CA Transit Series A (GO)	3.75	6-28-2013	2,000,000	1,978,400
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,575,000	3,221,290
Contra Costa County CA PFA Series B (Miscellaneous Revenue, National Insured)	4.00	6-1-2013	450,000	451,310
Contra Costa County CA Transportation Authority (Tax Revenue) ±	0.51	3-1-2034	2,000,000	2,006,660
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	220,508
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	446,041

4

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.75%	9-1-2017	$470,000	$470,071
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	3.00	9-1-2018	475,000	473,955
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	4.00	9-1-2017	500,000	543,470
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	5.00	9-1-2019	500,000	572,165
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	5.50	10-1-2015	690,000	740,549
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10-1-2016	625,000	693,150
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.00	10-1-2017	385,000	434,576
Cudahy CA Community Development Commission Redevelopment Projects Series B (Tax Revenue)	6.38	10-1-2018	410,000	475,711
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	675,000	691,794
Culver City CA Redevelopment Agency CAB Tax Allocation A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,081,089
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	337,379
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	456,829
Cypress CA Elementary School District (Miscellaneous Revenue)	2.50	5-1-2019	485,000	485,039
Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,129,263
Dixon CA Unified School District (GO, AGM Insured)	4.00	8-1-2019	805,000	898,243
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2020	1,095,000	1,291,213
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	474,338
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	488,148
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	496,315
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,095,850
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,237,706
El Dorado CA Irrigation District & Water Agency Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	3-1-2017	500,000	521,525
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2015	1,265,000	1,280,914
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2017	1,400,000	1,415,890
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2020	1,635,000	1,648,276
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,294,672
Folsom Cordova CA Unified School District School Facilities Improvement District #1 Series A (GO, National Insured)	5.50	10-1-2015	370,000	371,447
Fontana CA PFA (Miscellaneous Revenue, Ambac Insured)	5.25	9-1-2017	1,015,000	1,085,177
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	50,000	50,732
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, National/FGIC Insured)	4.50	9-1-2015	825,000	872,504
Fontana CA Unified School District (GO)	4.00	8-1-2020	3,620,000	4,144,176
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, National Insured) ¤	0.00	1-15-2017	580,000	469,957
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,973,515
Fresno CA Unified School District Series C (GO, National Insured)	5.80	2-1-2015	475,000	519,755
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,028,734
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	599,900
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	660,234
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	712,301
Garden Grove CA Agency for Community Development (Tax Revenue, Ambac Insured)	5.25	10-1-2016	600,000	609,138
Gilroy CA PFFA BAN (Miscellaneous Revenue)	3.00	11-1-2013	3,000,000	3,006,870

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Golden State CA Tobacco Securitization Corporation Series 2003 A-1 (Tobacco Revenue)	6.25%	6-1-2033	$2,275,000	$2,299,138
Golden West CA Schools Financing Authority 1998 CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	2-1-2014	455,000	449,290
Golden West CA Schools NationalAuthority 1998 CAB Series A (Miscellaneous Revenue, National Insured)	6.60	2-1-2016	650,000	682,734
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	2-1-2014	235,000	232,095
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	2-1-2015	200,000	215,798
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	8-1-2015	265,000	291,137
Hawthorne CA School District Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-2015	100,000	95,960
Hawthorne CA School District Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-2016	155,000	144,458
Hawthorne CA School District Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-2017	165,000	149,398
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	317,406
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	750,106
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	770,900
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	795,548
Hemet CA Unified School District COP (Miscellaneous Revenue) ±	1.12	10-1-2036	7,500,000	7,507,350
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.30	2-1-2028	3,240,000	3,240,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø##	1.30	2-1-2038	20,565,000	20,565,000
Horicon CA Elementary School District (GO, Ambac Insured)	4.00	8-1-2013	280,000	282,433
Horicon CA Elementary School District (GO, Ambac Insured)	4.00	8-1-2014	295,000	304,068
Imperial CA Community College TRAN (GO)	2.00	12-2-2013	7,300,000	7,346,479
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2014	490,000	512,746
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	286,704
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,008,580
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured) ¤	0.00	5-1-2013	150,000	149,445
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,600,375
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,181,860
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,487,180
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,200,000	1,225,116
JPMorgan Chase Series 3584 PUTTER (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.20	6-1-2017	4,400,000	4,400,000
Kern CA Community College District COP (Miscellaneous Revenue)	4.00	4-1-2014	1,485,000	1,531,109
Keyes CA Unified School District CAB (GO, National/FGIC Insured) ¤	0.00	8-1-2013	145,000	143,934
Keyes CA Unified School District CAB (GO, National/FGIC Insured) ¤	0.00	8-1-2015	150,000	141,558
Keyes CA Unified School District CAB (GO, National/FGIC Insured) ¤	0.00	8-1-2016	155,000	141,531
La Quinta CA Financing Authority Series A (Tax Revenue, Ambac Insured)	5.25	9-1-2015	940,000	1,000,912
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,920,768
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,464,048
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2014	675,000	683,714
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	757,463
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	8-1-2014	750,000	765,555

6

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75%	8-1-2015	$585,000	$605,007
Lindsay CA Unified School District COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10-1-2014	340,000	356,769
Loma Linda CA University Medical Center Project Series A (Housing Revenue, Ambac Insured)	5.15	12-1-2013	500,000	511,590
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,361,000
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	544,505
Long Beach CA Senior Refunding Bonds Series B (Airport Revenue)	4.00	6-1-2014	995,000	1,023,955
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	965,750
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2014	255,000	269,719
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	402,390
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-2018	2,225,000	2,407,161
Los Angeles CA COP Hollywood Presbyterian Medical Center (Miscellaneous Revenue, INDLC Insured)	9.63	7-1-2013	85,000	86,816
Los Angeles CA Unified School District COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,935,815
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,831,900
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2014	200,000	214,758
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	2,034,318
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,740,728
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	1,000,000	1,019,200
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2014	100,000	99,378
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	634,790
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-2017	7,880,000	9,315,421
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	9-1-2014	690,000	730,061
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,000,000	1,105,780
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National/FGIC Insured)	5.00	9-1-2018	400,000	441,020
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	605,775
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	625,309
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,099,010
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,134,210
Lynwood CA Unified School District CAB (GO) ¤	0.00	8-1-2014	2,000,000	1,981,260
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,063,075
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,132,404
Merced CA RDA Series A (Tax Revenue, Ambac Insured) ¤	0.00	12-1-2017	765,000	622,052
Merced CA RDA Series A (Tax Revenue)	5.25	9-1-2020	940,000	947,915
Merced CA Union High School CAB Series A (GO, National/FGIC Insured) ¤	0.00	8-1-2019	2,190,000	1,877,575
Metropolitan Water District of Southern California Series A4 (Water & Sewer Revenue) ±	0.27	7-1-2036	2,000,000	2,000,060
Modesto CA Irrigation District Electric Refunding Revenue Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	605,180

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Monrovia CA RDA Subordinated Central Redevelopment Project #1 (Tax Revenue)	4.00%	8-1-2016	$725,000	$766,564
Monrovia CA RDA Subordinated Central Redevelopment Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	802,263
Monrovia CA RDA Subordinated Central Redevelopment Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	832,610
Monrovia CA RDA Subordinated Central Redevelopment Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	856,907
Moreno Valley CA PFA (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2013	580,000	594,372
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	8-15-2014	1,000,000	1,017,660
Mount Pleasant CA Elementary School District CAB Election of 1998 Series S (GO, Ambac Insured) ¤	0.00	9-1-2014	1,070,000	1,053,811
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	982,073
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,009,082
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,083,230
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,046,880
New Haven CA Unified School District (GO, AGM Insured)	12.00	8-1-2013	905,000	940,874
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	10,000,000	9,563,800
Norco CA RDA Redevelopment Project Area #1 (Tax Revenue)	4.00	3-1-2014	100,000	102,902
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,284,435
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, National Insured)	7.00	5-1-2013	955,000	960,635
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,142,900
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2013	1,805,000	1,841,100
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2014	580,000	611,436
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, Assured Guaranty Insured)	5.25	1-1-2017	1,885,000	2,120,983
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, National/FGIC Insured)	5.50	9-1-2015	875,000	877,984
Oakland CA Redevelopment Agency Central District Project (Tax Revenue, National/FGIC Insured)	5.50	9-1-2017	800,000	802,384
Oakland CA Unified School District (GO, National/FGIC Insured)	4.00	8-1-2015	185,000	195,293
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	539,270
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	569,135
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2013	820,000	826,371
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	660,058
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	559,138
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	8-1-2014	435,000	451,108
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	5.00	2-1-2019	3,000,000	3,488,580
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	669,016
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,081,755
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,501,476
Pacifica CA COP City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	1,090,000	1,166,692
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, National Insured)	5.00	10-1-2013	1,200,000	1,221,708
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.20	7-1-2013	410,000	412,198
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2013	45,000	45,241
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2014	430,000	440,118

8

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00%	11-1-2017	$1,280,000	$1,341,043
Palmdale CA Financing Authority Lease Refunding (Miscellaneous Revenue, AGM Insured)	4.00	9-1-2019	545,000	595,947
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	291,287
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	336,207
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	429,952
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	486,068
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-2027	871,032	922,048
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	241,355
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	826,998
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,864,200
Patterson CA Joint Unified School District CAB Series A (GO, National/FGIC Insured) ¤	0.00	8-1-2015	140,000	131,208
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	425,392
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	891,340
Poway CA Community Facilities District #88-1 Parkway Business (Tax Revenue)	3.63	8-15-2014	1,100,000	1,130,712
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, National Insured)	4.50	6-15-2014	580,000	584,437
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	6-15-2017	1,190,000	1,202,245
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	650,475
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	782,376
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2019	975,000	999,229
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	362,845
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2021	325,000	348,628
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	546,645
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	494,586
Poway CA Unified School District PFA Tranche Series B (Miscellaneous Revenue, AGM Insured, Dexia Credit Local SPA) ¤	0.00	12-1-2042	2,080,000	2,045,805
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured)	5.00	9-1-2013	500,000	501,965
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2013	230,000	232,019
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2014	620,000	634,031
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	695,878
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	756,900
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	216,815
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	312,284
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	378,442
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00	6-30-2013	915,000	917,837
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38	6-30-2014	1,060,000	1,080,956
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	6-30-2015	630,000	653,846
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	450,149
Riverside CA Community Facilities District #88-1 Series A (Tax Revenue) ±	4.00	9-1-2014	1,025,000	1,062,648

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Riverside CA Community Facilities District #90-1 Series A (Tax Revenue, National Insured)	5.50%	9-1-2013	$1,100,000	$1,118,436
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,888,947
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	704,704
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	542,455
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	801,380
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	136,542
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	5.00	10-1-2014	1,000,000	1,041,310
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	891,923
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	967,184
Riverside County CA Public Financing Facilities Project (Miscellaneous Revenue)	4.00	5-1-2020	795,000	868,474
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	985,000	819,953
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2014	1,000,000	1,038,470
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	500,000	537,135
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	7-1-2014	1,000,000	1,052,220
Sacramento CA City Financing Authority Building Series A (Miscellaneous Revenue, Ambac Insured)	5.25	5-1-2015	535,000	535,193
Sacramento CA City Financing Authority EPA Building Series B (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2014	1,250,000	1,250,400
Sacramento CA MUD Series G (Utilities Revenue, National Insured)	6.50	9-1-2013	155,000	158,895
Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, Ambac Insured)	4.10	9-1-2015	150,000	150,230
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	585,665
Sacramento County CA COP Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2019	755,000	798,707
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.16	12-1-2035	4,000,000	4,000,000
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,157,800
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2015	1,075,000	1,137,995
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	375,000	404,025
San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, National/IBC Insured)	5.50	8-1-2017	1,360,000	1,423,961
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-2014	1,425,000	1,508,819
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,286,900
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	457,168
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	517,003
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2019	285,000	321,092
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	2,032,576
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2013	165,000	165,853
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2014	355,000	360,978
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	377,428
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	402,314
San Diego CA RDA Naval Training Center Series A (Tax Revenue, Ambac Insured)	4.50	9-1-2017	555,000	589,948
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	372,721
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	561,600

10

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, XLCA Insured)	5.00%	9-1-2014	$665,000	$703,291
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, XLCA Insured)	5.25	9-1-2015	2,215,000	2,344,046
San Francisco CA Airport Improvement United Airlines Incorporated Project (Airport Revenue)	8.00	7-1-2013	140,000	142,477
San Francisco CA Building Authority Department of General Services Series A (Miscellaneous Revenue)	5.00	10-1-2013	190,000	194,577
San Francisco CA City & County RDA CAB Redevelopment Project Series C (Tax Revenue, National Insured) ¤	0.00	8-1-2013	300,000	299,310
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	412,548
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	210,517
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2018	525,000	534,240
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	947,180
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	561,060
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	624,447
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2014	125,000	129,889
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	335,488
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	8-1-2014	500,000	521,650
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	974,528
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National/FGIC Insured)	5.25	8-1-2018	2,000,000	2,023,780
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,895,440
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	3,380,000	3,998,675
San Jose CA Airport Series A (Airport Revenue, AGM-CR/Ambac Insured)	5.50	3-1-2019	5,220,000	5,974,499
San Jose CA Airport Series B PUTTER (Airport Revenue, JPMorgan Chase Bank LIQ) 144Aø	0.24	9-1-2031	5,900,000	5,900,000
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,004,010
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,846
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	250,000	250,738
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,050,660
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	800,000	836,256
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	550,000	579,623
San Juan CA Basin Authority Ground Water Recovery Project (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2016	1,150,000	1,154,750
San Luis & Delta Mendota CA Water Authority Delta Habitat Conservation and Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-2014	750,000	776,243
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	445,299
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	464,923
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	474,310
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,093,170
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	205,000	224,813
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	233,288
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,136,020

11

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, National Insured)	4.00%	7-1-2014	$500,000	$513,425
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,515,017
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	536,644
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	544,550
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	830,723
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, Ambac Insured) ¤	0.00	8-1-2014	920,000	906,816
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	490,945
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	578,930
Simi Valley CA Unified School District COP (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	550,000	610,885
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	472,541
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2017	690,000	723,258
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	360,746
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	795,064
South Gate CA PFA Southgate Redevelopment Project #1 (Tax Revenue, Ambac Insured)	5.25	9-1-2019	1,365,000	1,381,312
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,356,633
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,398,612
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,538,594
South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) ±	0.95	11-1-2014	3,200,000	3,218,112
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,884,350
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,075
Southern Mono CA Healthcare District (GO)	3.00	8-1-2015	550,000	568,365
Southern Mono CA Healthcare District (GO)	3.00	8-1-2016	615,000	641,796
Southern Mono CA Healthcare District (GO)	3.00	8-1-2017	300,000	313,443
Southern Mono CA Healthcare District (GO)	4.00	8-1-2018	685,000	747,671
Southern Mono CA Healthcare District (GO)	4.00	8-1-2019	845,000	925,529
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	436,928
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	449,848
Stockton CA Unified School District (GO, AGM Insured)	5.00	7-1-2020	1,140,000	1,330,950
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	158,066
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	314,460
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	578,449
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	611,482
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	2.00	9-1-2013	450,000	451,746
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	3.00	9-1-2014	400,000	407,720
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	395,979
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	409,263
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	414,113
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	889,975
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,234,829

12

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00%	9-1-2017	$1,250,000	$1,303,050
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,560,000	1,562,917
Tracy CA Joint Unified School District Election of 2006 (GO, AGM Insured)	6.00	8-1-2013	315,000	321,098
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2013	940,000	961,451
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2014	820,000	867,166
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	221,185
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	513,209
Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	3.00	10-1-2013	55,000	55,688
University of California Revenues ROCS-RR-II-R-12236 (Education Revenue, AGM/FGIC Insured, Citibank NA LIQ) 144Aø	0.13	10-1-2015	3,200,000	3,200,000
University of California Revenues Series F PUTTER (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.15	5-1-2013	1,000,000	1,000,000
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	539,450
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	857,474
Vallejo CA Water Revenue Series A (Water & Sewer Revenue, JPMorgan Chase Bank LOC) ø	0.25	6-1-2031	3,000,000	3,000,000
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,605,330
Vallejo City CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,178,647
Vallejo City CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,329,940
Victor Valley CA Elementary School District School Construction Project (Miscellaneous Revenue, National Insured)	6.45	5-1-2018	1,115,000	1,195,759
Victor Valley CA Joint Unified School District CAB Bonds (GO, Assured Guaranty Insured) ¤	0.00	8-1-2015	280,000	274,929
Washington CA Unified School District Yolo County COP New High School Project (Miscellaneous Revenue, Ambac Insured)	4.25	8-1-2013	465,000	470,515
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,754,778
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2013	905,000	915,543
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	975,000	1,024,384
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,286,561
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2021	1,040,000	1,136,013
West Contra Costa CA Unified School District (GO, National/FGIC Insured) ¤	0.00	8-1-2015	500,000	486,505
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,201,413
West Contra Costa CA Unified School District Election of 2002 Series C (GO, National/FGIC Insured)	4.25	8-1-2017	785,000	800,033
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	361,543
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	646,220
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25	9-1-2013	265,000	266,950
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	9-1-2014	250,000	255,533
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	209,666
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	276,308
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	280,911
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	288,731
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	302,015

13

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00%	9-1-2020	$290,000	$349,438
Westlands CA Water District Revenue Series A (Water & Sewer Revenue, AGM Insured)	4.00	9-1-2020	500,000	566,315
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00	6-1-2013	1,000,000	1,006,400

				542,740,720

Guam : 0.20%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,191,980

Puerto Rico : 6.90%
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2013	2,000,000	2,018,840
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,868,851
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	4.50	12-1-2017	1,250,000	1,341,613
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2015	1,000,000	1,076,640
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2016	3,440,000	3,778,496
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2017	1,895,000	2,116,336
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2018	1,250,000	1,414,825
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2019	1,000,000	1,120,600
Puerto Rico Highway & Transportation Authority (Tax Revenue, National Insured)	5.25	7-1-2014	860,000	866,338
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.00	10-1-2018	855,000	841,748
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.25	10-1-2019	880,000	865,278
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	4-1-2014	1,000,000	1,014,940
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	4.00	10-1-2017	830,000	870,828
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	1,000,000	1,085,290
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	790,000	858,991
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2017	1,600,000	1,749,168
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2013	1,125,000	1,137,803
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.57	7-1-2033	14,970,000	14,970,000
Puerto Rico Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,033,720
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	500,000	513,360

				40,543,665

Virgin Islands : 1.92%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue)	2.25	10-1-2017	7,810,000	7,752,284
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National/FGIC Insured)	5.00	10-1-2013	500,000	509,325
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	5.25	10-1-2016	1,000,000	1,056,410
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	1,750,000	1,986,408

				11,304,427

Total Municipal Obligations (Cost $582,593,853)				595,780,792

14

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Short-Term Investments : 0.04%

Security name		Yield	Shares	Value
Investment Companies : 0.04%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##		0.01%	202,611	$202,611

Total Short-Term Investments (Cost $202,611)				202,611

Total investments in securities (Cost $582,796,464)*	101.35%			595,983,403

Other assets and liabilities, net	(1.35)			(7,910,566)

Total net assets	100.00%			$588,072,837

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $582,824,577 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,602,830
Gross unrealized depreciation	(444,004)

Net unrealized appreciation	$13,158,826

15

Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March, 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$590,798,792	$4,982,000	$595,780,792

Short-term investments
Investment companies	202,611	0	0	202,611

	$202,611	$590,798,792	$4,982,000	$595,983,403

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.15%

California : 97.44%
ABC California Unified School District CAB Election of 1997 Series B (GO, National/FGIC Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,343,895
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,366,487
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,470,680
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ±	5.25	10-1-2021	3,000,000	3,393,690
Alameda CA Corridor Transportation Authority Refunding Senior Lien Series A (Airport Revenue)	5.00	10-1-2023	2,160,000	2,645,136
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	4,947,798
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,025,993
Anaheim CA City School District Election of 2010 (GO, AGM Insured)	6.25	8-1-2033	1,290,000	1,560,745
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,955,000	4,382,252
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	6,091,100
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	1,795,000	1,800,941
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	2,500,000	2,913,050
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00	8-1-2017	1,635,000	1,661,160
Bay Area Toll Authority California (Transportation Revenue)	5.00	4-1-2031	2,850,000	3,294,572
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	3,965,330
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	2,105,000	2,304,259
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,127,640
California (GO)	5.25	8-1-2038	1,925,000	2,148,300
California (GO)	5.25	11-1-2040	3,000,000	3,450,750
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Episcopal Senior Communities Series A (Health Revenue)	5.00	7-1-2032	1,000,000	1,082,310
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2032	1,000,000	1,123,040
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,000,000	1,085,250
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series A (Health Revenue)	5.00	8-1-2026	400,000	458,264
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series A (Health Revenue)	5.00	8-1-2027	1,145,000	1,301,441
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series A (Health Revenue)	5.00	8-1-2028	400,000	451,108
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series B (Health Revenue)	6.38	8-1-2034	1,000,000	1,069,900
California Community College Financing Authority (Miscellaneous Revenue)	5.00	5-1-2030	2,635,000	2,910,199
California Department of Transportation COP Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	1,995,000	2,003,319
California Department of Veterans Affairs Series A (Housing Revenue)	4.85	12-1-2022	1,605,000	1,723,674
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-2026	2,000,000	2,302,880
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-2030	535,000	602,544

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00%	2-1-2042	$1,720,000	$1,789,832
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	3,600,000	3,753,288
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	1,120,000	1,171,218
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	370,000	387,087
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	1,225,000	1,261,738
California HFA Home Mortgage Series K AMT (Housing Revenue)	5.30	8-1-2023	3,700,000	3,831,572
California HFA MFHR Series B (Housing Revenue, Ambac/FHA Insured)	6.05	8-1-2016	685,000	686,439
California HFFA Casa Colina Project (Health Revenue)	6.00	4-1-2022	3,000,000	3,006,030
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,515,580
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	3,280,000	3,953,778
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2037	2,000,000	2,189,220
California HFFA City of Hope Series A (Health Revenue)	5.00	11-15-2035	1,500,000	1,700,910
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-2026	1,250,000	1,479,300
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	8-15-2027	225,000	263,354
California HFFA Lucile Salter Packard Project (Health Revenue)	5.00	11-15-2032	1,250,000	1,413,425
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2033	2,750,000	3,128,868
California HFFA Paradise Estate (Health Revenue)	5.13	1-1-2022	3,600,000	3,618,504
California HFFA Prerefunded Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	129,138
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,613,360
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,247,110
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,381,061
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,093,380
California Public Works Board Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,624,880
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	2,500,000	2,713,725
California Public Works Board Refunding Regents University of California Series A (Miscellaneous Revenue, National/FGIC Insured)	5.25	6-1-2023	5,000,000	6,257,450
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,508,346
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,626,882
California Public Works California State University Project Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,474,913
California Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,590,584
California Public Works Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,515,345
California Public Works Department of Mental Health Coalinga State Hospital Series A (Miscellaneous Revenue)	5.13	6-1-2029	3,145,000	3,279,512
California Refunding (GO)	5.00	8-1-2025	5,000,000	5,676,900
California Refunding (GO)	5.00	2-1-2033	5,000,000	5,586,050
California Refunding Series B (GO) ±	1.27	5-1-2020	3,000,000	3,033,090
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	1,005,000	1,007,070
California Statewide CDA American Baptist Homes of the West Series A (Health Revenue)	5.00	10-1-2023	1,000,000	1,156,140
California Statewide CDA COP Internext Group (Health Revenue)	5.38	4-1-2017	2,020,000	2,026,100
California Statewide CDA Insured St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,083,886
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.62	9-6-2035	1,000,000	1,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA /FHA Insured)	6.10	12-20-2035	2,010,000	2,013,417
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	2,625,000	2,937,139

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00%	7-1-2020	$1,335,000	$1,386,277
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	595,000	623,875
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25	10-1-2027	1,040,000	1,043,692
California Statewide Community Sutter Health Series B (Health Revenue, Ambac Insured) ±	5.00	8-15-2038	7,000,000	7,717,640
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) ø	0.20	5-1-2015	4,210,000	4,210,000
California University Revenue Systemwide Series A (Education Revenue)	5.00	11-1-2037	7,500,000	8,560,650
California University Revenue Systemwide Series C (Education Revenue, National Insured, JPMorgan Chase & Company LIQ) 144Aø	0.20	11-1-2014	10,000,000	10,000,000
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	8,049,650
California Various Purposes (GO)	5.25	4-1-2035	5,000,000	5,704,250
California Various Purposes (GO)	6.00	4-1-2035	2,140,000	2,569,990
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,688,418
California Various Purposes (GO)	5.00	11-1-2032	955,000	1,056,297
California Various Purposes (GO)	5.00	9-1-2035	5,000,000	5,485,050
California Various Purposes (GO)	5.00	9-1-2042	3,000,000	3,290,340
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,596,419
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,859,150
California Various Purposes (GO)	5.25	10-1-2029	800,000	934,520
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,547,457
California Various Purposes (GO)	5.60	3-1-2036	7,800,000	9,289,254
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,898,240
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,989,313
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	28,034,809
California Veterans Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,009
Camrosa CA Water District Financing Authority Water & Sewer Series A (Water & Sewer Revenue)	5.00	1-15-2031	2,000,000	2,194,480
Capistrano CA Unified School District (GO)	4.00	8-1-2023	2,355,000	2,675,563
Carson CA RDA Tax Allocation Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,140,000	1,170,290
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	3,820,250
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	2,085,000	2,279,364
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	855,208
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	580,710
Chabot-Las Positas CA Community Refunding 2016 Crossover Project (GO)	4.00	8-1-2023	5,000,000	5,666,450
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,007,350
Coachella CA Water Authority (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2032	1,325,000	1,459,938
Coachella Valley CA Unified School District Election of 2005 Series D (GO, AGM Insured)	5.00	8-1-2037	3,000,000	3,305,520
Coalinga CA PFA Water & Wastewater Pooled Series 2012 (Water & Sewer Revenue)	5.00	4-1-2030	1,525,000	1,591,292
College of the Sequoias Tulare Area Improvement District # 3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	643,990
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	1,020,133
Compton CA Community RDA Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,178,840
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	230,000	255,010
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	220,000	283,681
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	5,510,000	6,454,028
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	2,055,000	1,811,667

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
East Side CA Union High School District Ambac Santa Clara County Election of 2008 Series D (GO)	5.00%	8-1-2028	$2,655,000	$3,061,321
East Side CA Union High School District Santa Clara County Election of 2008 Series D (GO)	5.00	8-1-2029	2,000,000	2,293,840
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	9-2-2014	500,000	501,405
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,752,170
Escondido CA Joint Powers Financing Authority (Water & Sewer Revenue)	5.00	9-1-2033	3,000,000	3,337,470
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	4,718,156
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2032	2,000,000	2,211,280
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	2,455,000	2,490,941
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,817,969
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75	1-15-2040	4,000,000	4,001,360
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, National Insured) ±	5.80	1-15-2020	3,000,000	3,090,120
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, National Insured) ±	5.85	1-15-2023	3,000,000	3,084,540
Gilroy CA Unified School District (GO, National/FGIC Insured)	5.00	8-1-2022	2,600,000	2,642,666
Gilroy CA Unified School District (GO, National/FGIC Insured)	5.00	8-1-2023	3,000,000	3,049,230
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,207,950
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2015	2,000,000	1,914,620
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2016	585,000	491,774
Hacienda La Puente CA Unified School District (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2027	2,505,000	2,946,832
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12-1-2013	680,000	682,462
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.30	2-1-2028	5,435,000	5,435,000
Hesperia CA Unified School District COP Interim School Facility Funding Program (Miscellaneous Revenue, AGM Insured, Dexia Bank SPA) ø	1.30	2-1-2038	2,500,000	2,500,000
Hesperia CA Unified School District COP Series A (Miscellaneous Revenue) %%	5.00	2-1-2038	2,000,000	2,134,440
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,977,325
Jamul-Dulzura CA Unified School District Series C (GO)	6.40	8-1-2016	115,000	115,588
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	2,363,531
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,244,031
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2033	8,865,000	2,302,684
Jefferson CA Union High School District San Mateo County Series A (GO, National Insured)	6.45	8-1-2025	1,000,000	1,251,810
Jurupa CA Unified School District Refunding Program (GO, AGM Insured)	5.00	8-1-2022	2,370,000	2,867,842
Kaweah CA Delta Health Care District Election of 2003 (GO, National Insured)	5.25	8-1-2028	5,370,000	5,659,175
Kern CA High School District (GO)	5.00	8-1-2023	1,000,000	1,243,880
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, Ambac Insured)	5.00	9-1-2022	1,000,000	1,022,010
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, Ambac Insured)	5.00	9-1-2021	1,000,000	1,011,810
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,257,200

4

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00%	8-1-2030	$2,000,000	$2,234,320
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	1,130,000	1,192,828
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.64	11-15-2027	5,000,000	4,396,250
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, Ambac Insured)	5.00	8-1-2030	5,000,000	5,084,700
Long Beach CA Unified School District Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	3,018,948
Los Angeles CA Community Development Properties CDA Headquarters Office Building Project Series 2011 (Miscellaneous Revenue)	5.25	9-1-2030	1,905,000	2,146,383
Los Angeles CA Community Redevelopment Refunding Grand Central Square Class B (Tax Revenue, Ambac Insured)	5.00	12-1-2022	1,200,000	1,213,872
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,486,715
Los Angeles CA COP Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,520
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,721,469
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	2,925,000	3,208,052
Los Angeles CA Department of Airports Senior International Private Activity (Airport Revenue)	5.00	5-15-2035	3,500,000	4,013,170
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	75,000	89,662
Los Angeles CA Public Works Financing Authority Lease Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2037	1,500,000	1,670,310
Los Angeles CA Public Works Financing Authority Lease Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2042	2,000,000	2,210,340
Los Angeles CA Unified School District Refunding Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-2028	2,350,000	2,626,971
Los Angeles CA Unified School District Refunding Headquarters Building Project B (Miscellaneous Revenue)	5.00	10-1-2031	1,125,000	1,232,831
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	1,705,000	1,893,948
Lynwood CA Unified School District Series 2011 (GO, AGM Insured)	5.00	8-1-2024	1,000,000	1,178,310
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,625,040
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,330,311
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	1,160,000	1,622,747
Madera CA Unified School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2028	1,740,000	1,819,553
Marysville CA Financing Authority Sewer Series A (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	810,000	906,836
Mcfarland CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	11-1-2033	685,000	772,029
Mcfarland CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	11-1-2038	1,500,000	1,651,575
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,795,034
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,380,000	1,360,687
Merced CA Union High School District CAB Series A (GO, National /FGIC Insured) ¤	0.00	8-1-2018	2,135,000	1,912,811
Metropolitan Water District of Southern California Series G (Water & Sewer Revenue)	5.00	7-1-2031	2,440,000	2,894,718
Modesto CA Irrigation District Electric Refunding Series A (Utilities Revenue, AGM Insured)	5.00	7-1-2031	800,000	920,504
Modesto CA Irrigation District Electric Refunding Series A (Utilities Revenue, AGM Insured)	5.00	7-1-2032	830,000	947,246
Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00	8-1-2030	3,175,000	3,252,978
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,180,380
Mount Diablo CA Unified School District Election of 2002 PUTTER (GO, National Insured, JPMorgan Chase Bank LIQ) ø	0.20	6-1-2014	6,000,000	6,000,000

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Mount Diablo CA Unified School District Election of 2010 Series E (GO)	5.00%	6-1-2037	$2,000,000	$2,235,520
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95	9-1-2021	1,000,000	1,139,520
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.84	7-1-2019	5,000,000	4,675,850
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.93	7-1-2027	9,000,000	7,675,470
Northern California Power Agency Public Power Prerefunded Balance (Utilities Revenue, Ambac Isured)	7.50	7-1-2023	50,000	68,716
Northern Inyo County CA Local Hospital District (GO, AGC-ICC Insured)	5.60	8-1-2035	20,000	21,182
Norwalk-LA Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,040,100
Oakland Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	5.00	2-1-2025	500,000	568,645
Oakland CA Peralta Community College District Refunding Project (GO)	5.00	8-1-2025	1,515,000	1,789,563
Oakland CA Unified School District Election of 2006 Series A (GO)	5.00	8-1-2022	550,000	612,447
Oakland CA Unified School District Election of 2006 Series A (GO)	5.50	8-1-2032	3,160,000	3,411,157
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	5.80	8-1-2023	1,110,000	1,306,115
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	715,000	740,518
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	290,000	300,327
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	511,560
Palo Verde CA Unified School District FlexFund Program (Lease Revenue)	4.80	9-1-2027	1,654,327	1,751,221
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	875,025
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	880,000	995,130
Peralta CA Community College District (GO, AGM Insured, JPMorgan Chase & Company LIQ) ø	0.18	8-1-2013	5,180,000	5,180,000
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,053,371
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,095,184
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,160,280
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,500,000	5,547,520
Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	2,635,000	2,790,808
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	2,480,000	3,248,726
Pomona CA Unified School District Series E (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,283,420
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,602,664
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,202,562
Poway CA Unified School District Public Financing Authority (Tax Revenue)	4.00	9-15-2023	715,000	757,678
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,466,807
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	9-1-2021	1,000,000	1,016,000
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	1,835,927
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,638,050
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,773,725
Richmond CA Joint Powers Financing Authority Series A (Miscellaneous Revenue)	5.25	5-15-2013	60,000	60,155
Riverside County CA Asset Administrative Center Refunding Project (Miscellaneous Revenue)	5.00	11-1-2028	1,150,000	1,273,671
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	11,235,000	5,705,358
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,000,000	4,611,560

6

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Riverside County CA Unified School District Financing Superior Lien Series A (Miscellaneous Revenue)	5.00%	9-1-2037	$1,250,000	$1,332,138
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,905,000	2,213,343
Ross Valley CA School District Election of 2010 Series B (GO)	5.00	8-1-2037	625,000	715,194
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,344,260
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,879,675
Sacramento County CA COP Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,154,190
Sacramento County CA Municipal Utility District Refunding Series Y (Utilities Revenue)	5.00	8-15-2033	1,000,000	1,140,490
Sacramento County CA Regional Transit District Farebox Revenue Series 2012 (Transportation Revenue)	5.00	3-1-2036	1,000,000	1,089,120
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.16	12-1-2035	9,000,000	9,000,000
Sacramento County CA Unified School Refunding (GO, AGM Insured)	5.00	7-1-2031	2,500,000	2,781,700
San Benito CA Health Care District (Health Revenue)	5.00	3-1-2023	1,020,000	1,196,756
San Bernardino County CA Community CAB Series D (GO) ¤	0.00	8-1-2032	1,500,000	603,855
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,946,800
San Bernardino County CA COP Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,819,361
San Buenaventura CA PFFA Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2035	5,000,000	5,673,100
San Buenaventura CA Public Refunding Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,750,000	1,959,353
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	4,158,387
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,407,925
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	596,517
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,866
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	610,581
San Francisco CA Bay Area Series A (Tax Revenue)	5.00	7-1-2036	1,000,000	1,150,990
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.37	4-1-2036	2,000,000	2,000,060
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,431,250
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	250,000	270,555
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00	8-1-2013	470,000	472,453
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	8-1-2014	385,000	397,513
San Francisco City & County CA Redevelopment Agency Successor Community #6 Mission Bay South Public Project Series A (Tax Revenue)	5.00	8-1-2023	500,000	554,255
San Francisco City & County CA Redevelopment Agency Successor Community #6 Mission Bay South Public Project Series A (Tax Revenue)	5.00	8-1-2033	1,000,000	1,063,620
San Gorgonio CA Memorial Healthcare Election of 2006 Series A (GO, National /FGIC Insured)	5.00	8-1-2036	5,285,000	5,370,247
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.00	8-1-2027	950,000	1,107,691
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,895,440
San Jose CA Airport Series B PUTTER (Airport Revenue, JPMorgan Chase Bank LIQ) 144Aø	0.24	9-1-2031	3,000,000	3,000,000
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,047,344
San Jose CA RDA Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,914,796

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Jose CA RDA Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00%	8-1-2026	$950,000	$983,260
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,027,070
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,185,162
San Luis Obispo County CA Financing Authority Series A (Miscellaneous Revenue)	5.00	10-15-2027	1,510,000	1,719,271
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National /FGIC Insured) ¤	0.00	8-1-2023	1,260,000	899,829
Sanger CA Unified School District Refunding Revenue (GO, National Insured)	5.60	8-1-2023	2,000,000	2,379,340
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,353,980
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	4,303,800
Santa Cruz County CA Live Oak School District COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.50	8-1-2029	1,000,000	1,131,630
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,490,537
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,214,182
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,056,340
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	565,131
South Gate CA PFA South Gate Redevelopment Project #1 (Tax Revenue, XLCA Insured)	5.25	9-1-2019	2,015,000	2,055,119
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	740,000	869,234
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.67	11-1-2038	5,000,000	3,928,950
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,160,580
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,603,306
Stockton CA Unified School District Refunding (GO, AGM Insured)	5.00	1-1-2029	600,000	659,652
Sulphur Springs CA Union School District Refunding Community Facilities District #2002-1 Series A (Tax Revenue)	5.00	9-1-2032	1,465,000	1,543,729
Sulphur Springs CA Union School District Series A (GO, National Insured) ¤	0.00	9-1-2013	5,690,000	5,675,661
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	9-1-2026	2,090,000	2,237,972
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2034	1,310,000	1,330,240
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	6-1-2034	2,690,000	2,739,227
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,197,830
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,420,660
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	10,000,000	10,994,300
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	4,885,000	4,887,687
University of California Revenues General Series A (Education Revenue, Ambac Insured)	5.00	5-15-2033	2,500,000	2,515,625
University of California Revenues Limited Project Series G (Education Revenue)	5.00	5-15-2042	2,500,000	2,797,050
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, Ambac Insured)	5.25	5-15-2030	465,000	474,333
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,531,606
Vallejo CA Unified School District Refunding Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,117,540

8

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Vallejo CA Water Revenue Series A (Water & Sewer Revenue, JPMorgan Chase Bank LOC) ø	0.25%	6-1-2031	$5,000,000	$5,000,000
Victor Valley CA Union High School District San Bernardino County Series A (GO)	2.00	10-1-2013	3,000,000	3,021,570
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,502,425
Walnut Valley CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	1,135,000	1,156,781
West Contra Costa CA Healthcare District COP (Tax Revenue, Ambac Insured)	5.50	7-1-2029	2,000,000	2,053,180
West Contra Costa CA Healthcare District COP (Tax Revenue)	6.00	7-1-2032	3,500,000	4,089,820
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,605,650
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	4,630,620
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,402,024
West Contra Costa CA Unified School District Refunding (GO)	5.00	8-1-2032	1,250,000	1,388,775
West Fresno CA Elementary School District Election of 1997 Series C (GO, AGM Insured)	6.60	5-1-2035	1,000,000	1,216,990
West Hollywood CA CDA East Side Redevelopment Project Series A (Tax Revenue)	7.00	9-1-2026	875,000	1,009,689
West Hollywood CA CDA East Side Redevelopment Project Series A (Tax Revenue)	7.25	9-1-2031	1,000,000	1,162,070
Westlands CA Water District Revenue Refunding Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	775,000	891,800
Westlands CA Water District Revenue Refunding Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2034	1,000,000	1,134,980
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	826,154
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	1,810,000	1,434,374

				800,789,964

Guam : 0.14%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,106,690

Puerto Rico : 0.62%
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2018	100,000	113,186
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.57	7-1-2033	4,990,000	4,990,000

				5,103,186

Virgin Islands : 0.95%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	5,000,000	5,477,600
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue) ##	6.75	10-1-2037	2,000,000	2,335,480

				7,813,080

Total Municipal Obligations (Cost $756,010,022)				814,812,920

	Yield		Shares
Short-Term Investments : 0.02%

Investment Companies : 0.02%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		145,037	145,037

Total Short-Term Investments (Cost $145,037)				145,037

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Total investments in securities (Cost $756,155,059)*	99.17%	$814,957,957

Other assets and liabilities, net	0.83	6,832,807

Total net assets	100.00%	$821,790,764

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $756,249,618 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$59,849,972
Gross unrealized depreciation	(1,141,633)

Net unrealized appreciation	$58,708,339

10

Wells Fargo Advantage California Tax-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$814,812,920	$0	$814,812,920

Short-term investments
Investment companies	145,037	0	0	145,037
	$145,037	814,812,920	$0	$814,957,957

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.75%

Arizona : 1.00%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,106,480

California : 2.74%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,166,630
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,257,166
Peralta CA Community College District PUTTER Series 2682 (GO, AGM Insured, JPMorgan Chase & Company LIQ) ø	0.18	8-1-2013	600,000	600,000

				3,023,796

Colorado : 85.39%
Alamosa CO Adams College Institutional Enterprise Bonds Series 2012 (Education Revenue)	5.00	5-15-2037	1,000,000	1,136,420
Arapahoe County CO Centennial 25 Metropolitan District (GO)	6.38	12-1-2016	260,000	260,416
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	543,275
Aspen Valley CO Hospital District (Health Revenue)	5.00	10-15-2033	600,000	649,692
Auraria CO Higher Educational Center (Education Revenue)	4.00	5-1-2023	2,255,000	2,551,578
Aurora CO COP Series A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,304,560
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured)	5.00	8-1-2039	1,000,000	1,132,240
Berthoud CO Wastewater Revenue (Water & Sewer Revenue)	5.00	10-15-2027	670,000	736,317
Canon City CO Finance Authority COP (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	12-1-2032	150,000	164,468
City of Lakewood CO The Plaza Metropolitan District No.1 Refunding Bonds Series 2013 (Tax Revenue)	5.00	12-1-2022	500,000	552,005
Colorado Board of Governors University Enterprise System Series A (Education Revenue)	5.00	3-1-2033	3,000,000	3,651,330
Colorado COP Fitzsimons Academic Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	11-1-2030	1,000,000	1,116,160
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,189,640
Colorado ECFA Charter School American Academy Project (Education Revenue, Moral Obligation Insured)	7.25	12-1-2028	1,000,000	1,194,110
Colorado ECFA Charter School American Academy Project (Education Revenue, Moral Obligation Insured)	7.38	12-1-2028	1,000,000	1,200,450
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	460,000	464,729
Colorado ECFA Charter School Collegiate Project (Education Revenue, XLCA Insured)	5.00	6-15-2019	1,040,000	1,071,314
Colorado ECFA Charter School Collegiate Project (Education Revenue, XLCA Insured)	5.25	6-15-2024	1,165,000	1,199,752
Colorado ECFA Charter School District Montessori Charter School Project (Education Revenue, Moral Obligation Insured)	5.00	7-15-2037	1,150,000	1,213,791
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue, Moral Obligation Insured)	5.13	12-1-2039	500,000	524,275
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	862,388
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue, Moral Obligation Insured)	5.25	6-15-2029	590,000	619,004
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	4-1-2018	860,000	861,961
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	4-1-2023	100,000	100,153
Colorado ECFA Parker Core Charter School (Miscellaneous Revenue, XLCA Insured)	5.00	11-1-2024	1,445,000	1,481,501
Colorado ECFA Pinnacle School Project K-8 (Education Revenue, State Aid Withholding)	5.00	6-1-2023	275,000	313,712
Colorado ECFA Pinnacle School Project K-8 (Education Revenue, State Aid Withholding)	5.00	6-1-2029	440,000	488,506

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue, GO of Corporation Insured)	5.00%	9-1-2032	$1,265,000	$1,384,631
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue, GO of Corporation Insured)	5.00	9-1-2027	1,480,000	1,696,154
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue, GO of Corporation Insured)	5.00	9-1-2030	1,770,000	1,995,179
Colorado ECFA Student Housing Campus Village Apartment (Lease Revenue)	5.50	6-1-2033	2,735,000	3,030,161
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,111,610
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,104,220
Colorado Health Facilities Authority Catholic Health Initiatives Series B-1 (Health Revenue)	5.00	7-1-2038	1,000,000	1,116,300
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25	10-1-2033	1,000,000	1,198,970
Colorado Health Facilities Authority Catholic Health Initiatives Series D-2 Prerefunded Balance (Health Revenue) ±	5.25	10-1-2038	15,000	15,467
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	941,715
Colorado Health Facilities Authority Prerefunded -2012-Catholic Series D2 (Health Revenue)	5.25	10-1-2038	10,000	10,312
Colorado Health Facilities Authority Unrefunded-2012-Catholic Series D2 (Health Revenue) ±	5.25	10-1-2038	75,000	77,310
Colorado HFA Company AMT Senior Series E2 (Housing Revenue, NATL-RE/IBC Insured)	7.00	2-1-2030	245,000	249,557
Colorado HFA Senior Series E3 (Housing Revenue)	6.60	8-1-2017	75,000	76,053
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA/VA Guaranty Housing & Urban Development Loan Insured)	5.50	11-1-2029	540,000	559,715
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25	5-1-2032	100,000	99,900
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue, GO of Authority Insured)	4.75	5-1-2030	245,000	245,666
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25	5-1-2032	450,000	455,094
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.45	4-1-2030	900,000	924,219
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50	8-1-2031	150,000	153,722
Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10	8-1-2023	190,000	192,225
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE/IBC Insured)	6.80	2-1-2031	1,175,000	1,236,570
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55	8-1-2033	180,000	183,301
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70	8-1-2017	270,000	287,609
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38	8-1-2033	150,000	156,033
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	572,865
Colorado Mid-Cities Metropolitan District #1 Special Improvement RRB Series 2004-A (Tax Revenue, BNP Paribas LOC) ø	0.45	12-1-2020	2,000,000	2,000,000
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00	6-1-2023	1,320,000	1,329,953
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.27	11-1-2036	5,190,000	5,190,000
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,088,350
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	9-1-2018	55,000	55,218
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	9-1-2019	30,000	30,116
Commerce City CO Northern Infrastructure General Import District (GO, AGM Insured)	5.00	12-1-2032	825,000	925,782

2

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.34%	11-15-2025	$5,000,000	$5,000,000
Denver CO City & County Airport System Series A (Airport Revenue, XLCA Insured)	5.00	11-15-2022	1,250,000	1,374,325
Denver CO City & County Airport System Series B (Airport Revenue)	5.00	11-15-2032	1,000,000	1,133,060
Denver CO City & County Excise Tax Series A (Tax Revenue, Assured Guaranty Insured)	6.00	9-1-2021	2,000,000	2,466,900
Denver CO City & County Refunding COP Public Parking Unit Cultural Center Series 2012A (Miscellaneous Revenue)	3.50	12-1-2020	710,000	805,133
Denver CO Convention Center (Tax Revenue, XLCA Insured)	5.00	12-1-2030	1,205,000	1,259,261
Douglas County CO School District # 1 Douglas & Elbert Counties (Tax Revenue, NATL-RE/FGIC/State Aid Withholding Insured)	5.75	12-15-2022	1,000,000	1,092,780
E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, NATL-RE Insured) ¤	0.00	9-1-2034	4,000,000	1,368,320
Eagle River CO Water & Sanitation District Enterprise Wastewater Series 2012 (Water & Sewer Revenue)	5.00	12-1-2032	400,000	455,200
El Paso County CO School District #49 (Lease Revenue, NATL-RE Insured)	5.00	12-15-2027	1,430,000	1,611,624
Fort Collins CO COP Series A (Lease Revenue, AMBAC Insured)	5.38	6-1-2025	1,000,000	1,058,540
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	794,537
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.00	12-1-2025	1,000,000	1,068,810
Grand Junction CO (Tax Revenue)	5.00	3-1-2024	1,000,000	1,206,550
Ignacio CO School District 11 (Tax Revenue, State Aid Withholding Insured)	5.00	12-1-2030	1,000,000	1,155,030
Inverness CO Water & Sanitation District Arapahoe & Douglas Counties Series A (Tax Revenue, RADIAN Insured)	4.60	12-1-2019	430,000	430,675
La Plata County CO School District 9 (Tax Revenue, State Aid Withholding Insured)	5.00	11-1-2024	1,180,000	1,422,785
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	250,000	270,005
Platte Valley Fire Protection District Colorado (Miscellaneous Revenue)	5.00	12-1-2036	325,000	344,204
Pueblo CO City & County Library District (Miscellaneous Revenue)	5.00	12-1-2028	1,315,000	1,484,859
Regional Transportation District Colorado COP Transit Vehicles Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2022	1,000,000	1,104,040
University of Colorado Enterprise Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.47	6-1-2026	4,000,000	4,000,000
University of Colorado Enterprise Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,181,500
University of Colorado Hospital Authority Series A (Health Revenue)	5.00	11-15-2036	1,500,000	1,670,865
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,375,440

				94,412,167

Guam : 2.00%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,106,690
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	552,325
Guam Power Authority Series A (Utilities Revenue)	5.00	10-1-2034	500,000	549,055

				2,208,070

Maryland : 0.43%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	256,850
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	215,860

				472,710

New York : 1.03%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.00	6-15-2032	1,000,000	1,143,820

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.97%
Pennsylvania Higher Education Facilities Authority (Education Revenue)		5.00%	7-1-2032	$1,000,000	$1,074,280

Puerto Rico : 1.20%
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)		5.25	7-1-2023	1,305,000	1,326,637

Virgin Islands : 3.51%
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)		5.00	10-1-2025	2,500,000	2,788,000
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)		5.00	10-1-2029	1,000,000	1,095,520

					3,883,520

Washington : 0.48%
Washington HEFAR Gonzaga University Project Series B (Education Revenue)		5.00	10-1-2032	500,000	534,385

Total Municipal Obligations (Cost $104,095,342)					109,185,865

Short-Term Investments : 0.68%

		Yield		Shares
Investment Companies : 0.68%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		750,763	750,763

Total Short-Term Investments (Cost $750,763)					750,763

Total investments in securities (Cost $104,846,105)*	99.43%				109,936,628
Other assets and liabilities, net	0.57				635,759

Total net assets	100.00%				$110,572,387

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $104,843,660 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,389,209
Gross unrealized depreciation	(296,241)

Net unrealized appreciation)	$5,092,968

4

Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”) Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$109,185,865	$0	$109,185,865

Short-term investments
Investment companies	750,763	0	0	750,763

	$750,763	$109,185,865	$0	$109,936,628

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 91.79%

Arizona : 3.71%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00%	7-1-2023	$550,000	$541,709
Phoenix AZ IDA Eagle College Prep Project Series A (Education Revenue)	4.50	7-1-2022	480,000	492,408
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Miscellaneous Revenue)	6.00	7-1-2032	500,000	518,380
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Miscellaneous Revenue)	6.25	7-1-2032	345,000	362,188
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-2014	85,000	86,402
Yavapai County AZ IDA AgriBusiness and Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	441,137

				2,442,224

California : 14.38%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	745,000	643,911
California Foothill Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2019	700,000	506,408
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-2026	100,000	122,375
California M-S-R Energy Authority Series B (Utilities Revenue)	6.13	11-1-2029	150,000	188,252
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	500,000	554,445
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2032	500,000	552,255
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	299,380
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	121,320
California Various Purposes (GO)	6.00	4-1-2038	200,000	238,950
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2029	500,000	215,060
Compton CA Community College Series A (Education Revenue)	5.25	7-1-2019	15,000	15,815
Compton CA Community College Series A (Education Revenue)	5.25	7-1-2019	270,000	286,986
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	129,966
Escondido CA Unified School District CAB Election of 2008 Series A (GO, Assured Guaranty Insured) ¤	0.00	8-1-2029	200,000	98,838
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	68,241
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	27,915
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	57,115
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	250,000	265,155
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.84	7-1-2019	1,750,000	1,636,548
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	100,000	118,152
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	261,542
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.25	9-2-2022	225,000	245,624
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	570,000	231,642
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	535,838
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	325,000	376,610
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.12	3-1-2040	485,000	489,375
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	175,619
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2030	250,000	118,358
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.67	11-1-2038	1,000,000	785,790
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	108,011

				9,475,496

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 2.62%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00%	9-1-2020	$1,005,000	$788,342
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12-1-2033	200,000	240,410
Colorado ECFA Charter School American Academy Project (Education Revenue, Moral Obligation Insured)	7.25	12-1-2028	250,000	298,528
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	250,000	298,870
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	85,000	97,484

				1,723,634

Connecticut : 0.76%
Connecticut Securities Industry & Financial Markets Association Series A (GO) ±	0.87	3-1-2025	500,000	500,980

District of Columbia : 2.04%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2023	360,000	429,858
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	250,000	294,335
District of Columbia Cesar Chavez Public Charter School (Miscellaneous Revenue)	6.50	11-15-2021	90,000	98,889
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	519,043

				1,342,125

Florida : 3.37%
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	573,045
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	282,448
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	248,368
Pinellas County FL Educational Facilities Authority Barry University Project (Education Revenue)	4.00	10-1-2022	500,000	527,530
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	150,000	156,020
Sunrise FL CAB Series B (Tax Revenue, National Insured) ¤	0.00	10-1-2016	175,000	155,344
Tampa Hillsborough County FL Expressway Authority (Transportation Revenue, Ambac Insured)	5.00	7-1-2017	250,000	278,245

				2,221,000

Georgia : 1.34%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, Ambac Insured)	5.00	1-1-2027	50,000	53,496
Georgia Private Colleges & Universities Authority Mercer University Project (Education Revenue)	4.00	10-1-2014	330,000	342,375
Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	105,000	119,804
Main Street Natural Gas Incorporated Gas Project Series B (Utilities Revenue)	5.00	3-15-2014	350,000	364,452

				880,127

Guam : 1.98%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	250,000	276,673
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	348,471
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	75,000	79,197

2

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Guam (continued)
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00%	10-1-2020	$500,000	$600,310

				1,304,651

Idaho : 1.74%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	116,186
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Miscellaneous Revenue)	5.85	5-1-2033	500,000	493,000
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	6-1-2038	250,000	269,393

Idaho Water Resource Board (Miscellaneous Revenue)	5.00	9-1-2032	250,000	269,870

				1,148,449

Illinois : 6.53%
Chicago IL Board of Education Series A (GO, National/FGIC Insured)	5.25	12-1-2017	250,000	291,468
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2030	325,000	356,558
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	404,098
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	332,187
Illinois Finance Authority Charter Schools Series A (Miscellaneous Revenue)	7.13	10-1-2041	200,000	232,214
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	9-1-2018	70,000	71,727
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	558,270
Illinois Series A (GO)	5.00	6-1-2019	175,000	199,507
Illinois Series A (GO, National/FGIC Insured)	5.25	10-1-2015	100,000	102,407
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	392,263
Kane County IL School District #131 CAB (GO, National/FGIC Insured) ¤	0.00	6-1-2018	410,000	365,716
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	61,198
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National/FGIC Insured) ¤	0.00	6-15-2029	100,000	49,299
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	75,000	42,065
Sterling IL (GO)	4.00	11-1-2019	540,000	598,455
Waukegan IL CAB Series A (GO, National/FGIC Insured) ¤	0.00	12-30-2017	200,000	156,858
Will County IL School District # 114 CAB Series C (GO, National/FGIC Insured) ¤	0.00	12-1-2017	100,000	86,637

				4,300,927

Indiana : 1.36%
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	1.68	11-15-2031	150,000	152,703
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2040	600,000	622,890
Jasper County IN PCR Northern Series B (IDR, National Insured)	5.60	11-1-2016	110,000	123,782

				899,375

Kentucky : 0.19%
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, National Insured) ±	5.95	10-1-2017	120,000	124,000

Louisiana : 1.86%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	585,540

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00%	12-1-2013	$635,000	$636,905

				1,222,445

Maine : 0.58%
Portland ME General Airport (Airport Revenue) %%	5.00	7-1-2022	150,000	176,744
Portland ME General Airport (Airport Revenue) %%	5.00	7-1-2023	175,000	205,363

				382,107

Maryland : 0.21%
Maryland Health & Higher Education Washington Country Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	139,766

Massachusetts : 0.52%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-2039	100,000	122,773
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, National Insured) ±(m)(n)	0.19	7-1-2014	225,000	219,375

				342,148

Michigan : 7.36%
Comstock MI Public Schools CAB (GO, Ambac Insured) ¤	0.00	5-1-2014	200,000	196,174
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured) ±	5.25	7-1-2022	250,000	273,785
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	500,000	559,425
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2015	355,000	383,453
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2019	500,000	541,475
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	250,000	299,400
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2022	500,000	564,140
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	46,342
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2013	100,000	100,263
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	52,936
Michigan Public ECFA Bradford Academy Project (Miscellaneous Revenue)	8.00	9-1-2021	175,000	150,206
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue)	4.00	5-1-2020	785,000	798,635
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue)	4.00	5-1-2021	870,000	884,077

				4,850,311

Nevada : 0.56%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	367,717

New Jersey : 8.86%
Atlantic City NJ Refunding Tax Appeal (Tax Revenue)	4.00	11-1-2016	1,500,000	1,608,900
New Jersey EDA (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	305,160
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	323,754
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.72	3-1-2028	1,000,000	1,000,950
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	100,000	111,586
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	1,000,000	998,160

4

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Transportation System CAB Series A (Transportation Revenue) ¤	0.00%	12-15-2026	$1,000,000	$577,800
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	293,005
Trenton NJ (GO)	4.00	7-15-2023	565,000	617,178

				5,836,493

New York : 3.61%
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	179,274
New York Dormitory Authority Iona College Series A (Education Revenue)	5.00	7-1-2032	500,000	544,395
New York Dormitory Authority Mount Sinai School Medical Project Series A (Education Revenue, National Insured)	5.15	7-1-2024	200,000	229,944
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM GO of Corporation Insured) ±(m)(n)	0.14	4-1-2017	250,000	245,950
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	519,199
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	50,000	50,795
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	552,325
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	6-1-2024	50,000	56,868

				2,378,750

Ohio : 0.38%
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	230,000	251,059

Oregon : 0.30%
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	198,459

Pennsylvania : 7.57%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.62	11-1-2039	750,000	757,320
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-2027	325,000	340,594
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	285,000	285,393
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	100,000	100,066
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.94	6-1-2037	500,000	345,430
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	100,000	100,503
McKeesport PA Area School District CAB (GO, National/State Aid Withholding Insured) ¤	0.00	10-1-2025	290,000	168,194
Pennsylvania HEFAR Delaware Valley College of Science & Agriculture Project Series LL1 (Education Revenue)	5.00	11-1-2042	535,000	558,171
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	355,000	353,903
Philadelphia PA IDA Discovery Charter School Project (Miscellaneous Revenue)	4.00	4-1-2017	310,000	312,973
Philadelphia PA IDA Discovery Charter School Project (Miscellaneous Revenue)	5.00	4-1-2022	450,000	473,045
Philadelphia PA IDA Mariana Bracetti Academy Project (Miscellaneous Revenue)	6.25	12-15-2021	310,000	330,088
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue)	6.00	12-15-2027	285,000	308,062

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00%	1-1-2021	$500,000	$551,975

				4,985,717

Puerto Rico : 3.94%
Puerto Rico Educational Financing Authority Inter American University of Puerto Rico Project (Education Revenue)	5.00	10-1-2022	350,000	385,014
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.91	7-1-2031	2,500,000	1,759,125
Puerto Rico Electric Power Authority Refunding Series UU (Utilities Revenue, AGM Insured) ±	0.73	7-1-2029	125,000	90,684
Puerto Rico Sales Tax Financing Corporation CAB First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	500,000	308,570
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	50,000	55,585

				2,598,978

Rhode Island : 0.92%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	603,865

South Carolina : 0.56%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12-1-2018	100,000	105,838
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	263,820

				369,658

South Dakota : 0.84%
South Dakota HEFA Sanford Health Project Series E (Health Revenue)	5.00	11-1-2042	500,000	550,790

Tennessee : 2.26%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	100,000	114,981
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,000,000	1,168,620
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	180,000	203,695

				1,487,296

Texas : 7.32%
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	1,045,622
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	394,482
Houston TX Higher Education Financial Corporation Series A (Miscellaneous Revenue)	4.00	2-15-2022	250,000	262,878
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.72	5-15-2034	300,000	303,159
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	2-15-2017	205,000	228,907
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	440,000	457,336
North Texas Tollway Authority System Series 2011B (Transportation Revenue)	5.00	1-1-2026	350,000	398,115
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.89	9-15-2017	155,000	154,132
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,100,950

6

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50%	6-30-2032	$50,000	$62,805
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	62,623
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	300,000	350,544

				4,821,553

Utah : 0.54%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11-15-2021	175,000	180,490
Utah Charter School Finance Authority Paradigm High School Project (Miscellaneous Revenue)	5.00	7-15-2015	170,000	174,928

				355,418

Vermont : 0.76%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.28	12-3-2035	500,000	503,585

Virgin Islands : 0.41%
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-2025	200,000	218,554
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	50,000	54,751

				273,305

Virginia : 0.36%
Virginia Resources Authority Water & Sewer CAB (Water & Sewer Revenue) ¤	0.00	11-1-2029	500,000	239,325

Washington : 0.84%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	552,090

Wisconsin : 1.21%
Wisconsin PFA Charter School Voyager Foundation Project Series A (Education Revenue)	5.50	10-1-2022	785,000	800,127

Total Municipal Obligations (Cost $58,572,281)				60,473,950

	Yield		Shares
Short-Term Investments : 8.17%
Investment Companies : 8.09%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		5,330,843	5,330,843

			Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill #(z)	0.09	6-20-2013	$50,000	49,993

Total Short-Term Investments (Cost $5,380,836)				5,380,836

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Total investments in securities (Cost $63,953,117)*	99.96%	65,854,786
Other assets and liabilities, net	0.04	28,452

Total net assets	100.00%	$65,883,238

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $63,952,958 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,060,889
Gross unrealized depreciation	(159,061)

Net unrealized appreciation	$1,901,828

8

Wells Fargo Advantage CoreBuilder Shares – Series M (“the Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$60,008,625	$465,325	$60,473,950

Short-term investments
Investment companies	5,330,843	0	0	5,330,843
U.S. Treasury securities	49,993	0	0	49,993

	$5,380,836	$60,008,625	$465,325	$65,854,786

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(8,144)	$0	$0	$(8,144)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of March 31, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At March 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at March 31, 2013	Unrealized losses
6-19-2013	10 Short	30-Year U.S. Treasury Bonds	$1,444,688	$(8,144)

As of March 31, 2013, the Fund had segregated $9,063 as cash collateral for open futures contracts.

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.00%
Alabama : 3.92%
Jefferson County AL School District Series A (Tax Revenue)	5.25%	1-1-2014	$395,000	$395,055

Arizona : 7.83%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	246,238
Phoenix AZ IDA Eagle College Prep Project Series A (Education Revenue)	4.50	7-1-2022	300,000	307,755
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	220,000	224,721
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.00	12-1-2015	10,000	10,874

				789,588

California : 21.00%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	540,000	421,783
California Tobacco Securitization Agency (Tobacco Revenue) ±	5.25	6-1-2021	250,000	252,423
Compton CA Community RDA Redevelopment Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	231,563
Compton CA Community RDA Redevelopment Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	103,407
Compton CA Transit Series A (GO)	3.75	6-28-2013	200,000	197,840
Mammoth CA Unified School District (GO, National Insured) ¤	0.00	8-1-2026	900,000	497,304
Merced CA RDA Series A (Tax Revenue, AMBAC Insured) ¤	0.00	12-1-2017	200,000	162,628
Merced CA RDA Series A (Tax Revenue)	5.25	9-1-2020	250,000	252,105

				2,119,053

Colorado : 4.94%
Colorado E-470 Public Highway Authority Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	635,000	498,107

Florida : 2.46%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	248,368

Georgia : 3.58%
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	300,000	361,155

Idaho : 2.44%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Miscellaneous Revenue)	6.25	5-1-2043	250,000	246,645

Kentucky : 4.72%
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, National Insured) ¤	0.00	10-1-2020	600,000	476,328

Michigan : 11.85%
Detroit MI Sewer Disposal System (Water & Sewer Revenue)	5.50	7-1-2029	145,000	172,836
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	100,000	108,440
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2018	150,000	162,443
Michigan Finance Authority (Miscellaneous Revenue)	5.00	2-1-2022	250,000	255,515
Michigan Finance Authority Series A (Health Revenue)	5.00	1-1-2040	450,000	495,977

				1,195,211

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 0.31%
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00%	12-1-2014	$30,000	$31,569

Nevada : 1.49%
Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,720

New Jersey : 7.34%
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	250,000	249,540
New Jersey Transportation System CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	850,000	491,130

				740,670

New York : 3.39%
New York NY IDA (IDR) ±(s)	7.63	8-1-2025	300,000	341,970

Puerto Rico : 6.33%
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue, AGM Insured) ±	0.73	7-1-2029	80,000	58,038
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.91	7-1-2031	130,000	91,475
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.13	12-1-2027	465,000	488,934

				638,447

Rhode Island : 5.07%
Rhode Island Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.00	6-1-2023	505,000	511,792

South Carolina : 0.99%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	99,517

Tennessee : 1.35%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	135,818

Texas : 3.16%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	80,000	93,730
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	225,498

				319,228

West Virginia : 2.85%
West Virginia State Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	287,275

Wisconsin : 1.98%
Wisconsin HEFA (Health Revenue)	6.88	12-1-2023	200,000	200,160

Total Municipal Obligations (Cost $9,787,779)				9,786,676

Short-Term Investments : 1.52%

	Yield		Shares
Investment Companies : 1.52%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		153,228	153,228

2

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Total Short-Term Investments (Cost $153,228)		$153,228

Total investments in securities (Cost $9,941,007)*	98.52%	9,939,904
Other assets and liabilities, net	1.48	149,152

Total net assets	100.00%	$10,089,056

¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $9,941,007 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,524
Gross unrealized depreciation	(52,627)

Net unrealized depreciation	$(1,103)

3

Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$9,786,676	$0	$9,786,676

Short-term investments
Investment companies	153,228	0	0	153,228

	$153,228	$9,786,676	$0	$9,939,904

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.96%

Alabama : 0.61%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$3,138,274
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	6,000,000	6,148,980
Mobile AL Industrial Development Board Alabama Power Company Series C (IDR) ±	5.00	6-1-2034	3,000,000	3,244,350

				12,531,604

Alaska : 0.20%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	391,276
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	8-1-2020	3,245,000	3,697,126

				4,088,402

Arizona : 1.46%
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2027	5,000,000	5,626,950
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	3,050,000	3,504,450
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,531,394
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	951,949
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,199,040
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,999,947
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,630,300
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.00	7-1-2021	775,000	835,776
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.75	7-1-2035	1,000,000	1,098,860
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2021	400,000	484,984
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2022	500,000	612,685
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	915,000	988,154
Tempe AZ Series A (GO)	4.00	7-1-2019	2,160,000	2,502,360
University of Arizona COP Projects Series B (Education Revenue, Ambac Insured)	5.00	6-1-2021	1,450,000	1,462,006
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-2014	215,000	218,545
Verrado AZ Community Facilities District #1 (GO)	6.00	7-15-2013	70,000	70,582

				29,717,982

Arkansas : 0.01%
Rogers AR Capital Improvement (GO, XLCA Insured)	4.25	3-1-2031	180,000	194,954

California : 15.68%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,470,000	4,727,776
Alhambra CA Police Facilities (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	7,860,000	9,118,229
Bakersfield CA PFOTER (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A ø	0.24	9-15-2032	7,975,000	7,975,000
California (GO)	5.25	3-1-2024	5,000,000	5,971,650
California (GO)	5.25	2-1-2030	1,600,000	1,846,784
California (GO)	5.25	3-1-2030	1,440,000	1,685,347
California (GO)	6.00	3-1-2033	2,510,000	3,090,488
California DWR Center (Water & Sewer Revenue)	5.00	12-1-2024	10,000,000	12,585,600
California DWR Power Supply (Utilities Revenue)	5.00	5-1-2021	1,500,000	1,769,970
California DWR Power Supply Series L (Utilities Revenue)	5.00	5-1-2019	5,000,000	6,101,000
California DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,035,000	8,244,387
California Educational Facilities Authority Series A (Education Revenue)	4.00	11-1-2021	1,000,000	1,125,190
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,935,900

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00%	12-1-2019	$2,305,000	$2,614,031
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,148,840
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	5,000,000	5,730,900
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,444,824
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	2,069,777
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,293,180
California Statewide CDA Series A (Miscellaneous Revenue)	6.90	8-1-2031	1,915,000	2,199,684
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,496,800
California University Revenue Systemwide Series A (Education Revenue)	5.00	11-1-2037	3,750,000	4,280,325
California Various Purposes (GO)	5.25	4-1-2035	6,000,000	6,845,100
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	8,363,250
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,128,780
Colton CA Public Financing Authority Series A (Utilities Revenue)	5.00	4-1-2022	1,000,000	1,173,920
Colton CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2030	800,000	358,656
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2029	1,565,000	673,138
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	914,544
Cucamonga Valley CA Water District (Water & Sewer Revenue, AGM Insured)	5.25	9-1-2031	6,070,000	7,129,336
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2025	1,065,000	644,208
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2026	1,250,000	713,638
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,503,185
Gilroy CA Unified School District CAB BAN (GO) ¤	0.00	4-1-2013	2,000,000	1,999,800
Jurupa CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,795,000	2,159,098
Los Angeles CA Department of Airports Series A (Airport Revenue)	4.00	5-15-2019	2,000,000	2,307,620
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.00	8-1-2021	3,000,000	3,724,140
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	9,312,179
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,750,000	1,890,385
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	9-1-2019	1,925,000	2,229,747
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	9-1-2018	2,380,000	2,794,382
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,015,069
Los Angeles CA United School District Election of 2002 Series C (GO, AGM Insured)	5.00	7-1-2032	1,000,000	1,126,200
Lynwood CA Unified School District (GO, AGM Insured)	5.00	8-1-2023	1,000,000	1,182,420
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,812,520
M-S-R Energy Authority California Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	6,994,600
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	6,000,000	2,256,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.84	7-1-2019	10,500,000	9,819,285
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.93	7-1-2027	14,000,000	11,939,620
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,969,365
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,396,213
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,088,992
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,210,000	1,448,322
Palo Alto CA Import Bond Act 1915 (Miscellaneous Revenue)	4.00	9-2-2023	1,635,000	1,724,336
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,999,521

2

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00%	8-1-2033	$3,000,000	$1,116,180
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,672,209
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,572,250
Pomona CA Unified School District Series B (GO, AGM Insured)	4.00	8-1-2021	1,000,000	1,124,300
Pomona CA Unified School District Series B (GO, AGM Insured)	5.00	8-1-2022	1,000,000	1,207,280
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,000,000	2,339,660
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,660,000	1,225,329
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,074,270
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	1,000,000	1,158,800
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.00	10-1-2037	1,750,000	1,951,355
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.25	10-1-2032	1,830,000	2,097,345
Sacramento CA Regional Transportation District (Transportation Revenue)	5.00	3-1-2025	1,330,000	1,506,225
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,280,060
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	5-15-2021	2,170,000	2,636,203
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	6,407,600
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.37	4-1-2036	20,000,000	20,000,600
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,131,996
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,488,549
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	1,000,000	1,186,640
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	6,059,800
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,806,702
Southern California Public Power Authority Projects (Utilities Revenue)	6.75	7-1-2013	100,000	101,593
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,399,160
Stockton CA Unified School District (GO, AGM Insured)	5.00	7-1-2028	1,000,000	1,104,370
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,056,332
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,079,288
Tuolumne CA Wind Project Authority Series A (Utilities Revenue)	5.25	1-1-2024	5,115,000	5,993,501
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	3,093,450
University of California General Revenues Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,540,163
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	335,703
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	513,468
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,054,090
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,434,888
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	298,675
West Basin CA Municipal Water District COP Refunding Bond Series B (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2022	2,560,000	3,000,013
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	2,643,056
West Contra Costa CA University (GO, AGM Insured)	5.25	8-1-2023	2,450,000	2,904,304
Westlands CA Water District Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2031	1,000,000	1,145,440

				319,834,098

Colorado : 0.77%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10-1-2017	900,000	941,958
Colorado Health Facilities Authority Catholic Health Initiatives Series D-2 Prerefunded Balance (Health Revenue) ±	5.25	10-1-2038	125,000	128,895

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75%	11-15-2018	$1,730,000	$1,984,085
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.27	11-1-2036	2,000,000	2,000,000
Denver CO City & County Airport System Series B (Airport Revenue)	5.00	11-15-2032	5,000,000	5,665,300
Denver CO City & County Series A (Tax Revenue, AGM Insured)	6.00	9-1-2023	2,800,000	3,442,320
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-2015	250,000	259,945
Public Authority for Colorado Energy (Utilities Revenue)	6.13	11-15-2023	1,000,000	1,230,590

				15,653,093

Connecticut : 0.92%
Connecticut Securities Industry & Financial Markets Association Series A (GO) ±	1.11	3-1-2025	2,400,000	2,404,704
Connecticut Series A (GO) ±	0.97	3-1-2022	3,000,000	3,004,650
Connecticut Series A (GO) ±	1.02	3-1-2023	3,000,000	3,005,100
Connecticut Series A (GO) ±	1.07	3-1-2024	2,000,000	2,003,660
Connecticut Series A (GO) ±	1.22	4-15-2019	2,300,000	2,332,315
Connecticut Series A (GO) ±	1.37	4-15-2020	3,300,000	3,343,197
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,362,884
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,354,573

				18,811,083

District of Columbia : 0.95%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2022	500,000	619,425
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,212,390
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2024	1,675,000	2,011,139
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,196,227
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2026	2,000,000	2,354,240
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,114,604
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,911,901
District of Columbia Medical Association of Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2025	500,000	583,670
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	2,095,000	2,428,377

				19,431,973

Florida : 6.29%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National/FGIC Insured)	5.50	11-1-2016	1,500,000	1,694,955
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2021	2,200,000	2,439,294
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.77	6-1-2014	4,000,000	4,023,760
Cityplace FL Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,376,001
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,702,228
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2029	1,360,000	1,557,159
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2030	2,485,000	2,823,283
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2021	4,720,000	4,894,498
Florida Board of Governors Series A (Housing Revenue)	5.00	7-1-2026	2,275,000	2,546,567
Florida Board of Public Education Series A (GO)	4.00	6-1-2021	1,000,000	1,137,210

4

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Florida Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	5.00%	9-15-2020	$2,800,000	$2,933,056
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,083,910
Florida Municipal Loan Council (Tax Revenue, AGM Insured)	5.00	5-1-2022	1,000,000	1,169,970
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,905,593
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,090,860
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,101,240
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-2015	850,000	852,712
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,245,370
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,631,864
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	355,000	355,848
JEA Florida Electric Systems Sub Series B (Utilities Revenue)	5.00	10-1-2019	2,950,000	3,082,514
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2019	2,150,000	2,431,650
Miami-Dade County FL Aviation Series A (Airport Revenue)	5.50	10-1-2019	3,000,000	3,680,910
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,129,230
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø 144A	0.86	3-8-2030	21,000,000	21,000,000
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,918,022
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,100,184
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,823,109
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	826,497
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2024	1,000,000	1,167,270
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2025	2,250,000	2,605,748
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,457,459
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,564,000
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75	10-1-2013	865,000	882,611
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	1,013,077
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	8-1-2016	1,000,000	1,129,220
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.57	8-1-2029	10,000,000	10,000,000
Port St. Lucie FL COP (Miscellaneous Revenue)	5.00	9-1-2013	1,000,000	1,019,200
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	7,460,000	8,782,210
Seminole County FL School Board COP (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	1,180,000	1,251,366
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,135,968
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	1,030,977
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, National/FGIC Insured)	5.00	11-1-2016	2,315,000	2,604,005
University of South Florida Financing Corporation COP Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,070,250

				128,270,855

Georgia : 1.23%
DeKalb County GA Water & Sewer Authority (Water & Sewer Revenue)	5.25	10-1-2031	1,710,000	1,984,489

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)
Georgia Environmental Loan Acquisition Corporation Local Water Authority Loan Project (Miscellaneous Revenue)	4.00%	3-15-2021	$4,795,000	$5,355,823
Georgia Municipal Electric Authority Power Revenue Prerefunded Balance (Utilities Revenue, National/Bank of New York Insured)	6.50	1-1-2017	10,000	10,476
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National/Bank of New York Insured)	6.50	1-1-2017	930,000	1,030,580
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,871,825
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,866,800
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,184,160
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2022	1,250,000	1,426,238
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,824,971
Private Colleges & Universities Authority of Georgia Series C (Education Revenue)	3.75	10-1-2021	1,525,000	1,605,993

				25,161,355

Guam : 0.38%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,057,410
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,331,134
Guam Government Department of Education John F. Kennedy High School Series A (Miscellaneous Revenue)	6.00	12-1-2020	2,500,000	2,688,850
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2014	1,635,000	1,731,906

				7,809,300

Idaho : 0.64%
Idaho Building Authority Series C (Education Revenue)	5.00	9-1-2023	1,995,000	2,427,077
Idaho Building Authority Series D (Education Revenue)	5.00	9-1-2023	2,000,000	2,433,160
Idaho Building Authority Series F (Education Revenue)	5.00	9-1-2023	2,220,000	2,700,808
Idaho Building Authority Series H (Education Revenue)	5.00	9-1-2023	1,785,000	2,171,595
University of Idaho Series 2011 (Education Revenue) ±	5.25	4-1-2041	2,910,000	3,403,507

				13,136,147

Illinois : 12.63%
Champaign Coles Counties IL Community College District # 505 Series A (GO)	4.00	12-1-2018	1,015,000	1,166,306
Chicago IL Board of Education (GO, National/FGIC Insured)	5.25	12-1-2023	5,000,000	6,054,000
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, National Insured)	6.00	12-1-2022	1,630,000	1,777,010
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø 144A	0.96	12-1-2034	19,160,000	19,160,000
Chicago IL Board of Education Series A (GO, National/FGIC Insured) ¤	0.00	12-1-2018	10,795,000	9,598,374
Chicago IL CAB Project (GO, National Insured) ±	5.44	1-1-2018	1,725,000	1,931,983
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,721,010
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	834,063
Chicago IL Park District (GO)	5.00	1-1-2036	1,500,000	1,690,080
Chicago IL Park District Series A (GO, National/FGIC Insured)	5.00	1-1-2026	2,140,000	2,357,488
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National/FGIC Insured)	5.25	12-1-2017	3,555,000	4,132,439
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	1,500,000	1,677,705
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2026	3,535,000	3,946,085
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2030	2,000,000	2,194,200
Chicago IL Series A (GO)	5.25	1-1-2023	2,500,000	2,820,900
Chicago IL Series A Prerefunded Balance (GO, National Insured) ±	5.65	1-1-2028	555,000	637,179
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,000,000	1,081,590

6

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Series C (GO)	4.00%	1-1-2020	$1,300,000	$1,447,030
Chicago IL Series C (GO)	5.00	1-1-2024	3,180,000	3,574,733
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,335,060
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12-1-2018	1,135,000	1,351,195
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,640,824
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	4,552,520
Cook County IL Series A (GO)	5.25	11-15-2022	1,000,000	1,190,160
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,200,426
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,140,800
Elk Grove Village IL (GO)	4.00	1-1-2022	1,250,000	1,447,738
Homer Glen Village IL Series A (GO)	4.00	12-1-2019	1,000,000	1,127,970
Homer Glen Village IL Series A (GO)	5.00	12-1-2021	1,000,000	1,167,570
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	1,140,000	1,222,388
Illinois (GO)	4.75	4-1-2020	2,400,000	2,618,208
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	636,351
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,187,920
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,712,861
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,360,616
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	2,295,000	2,358,755
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	5,010,984
Illinois Finance Authority Depaul University Series A (Health Revenue, GO of Participants Insured)	4.90	7-1-2013	1,120,000	1,122,554
Illinois Finance Authority Depaul University Series A (Health Revenue, GO of Participants Insured)	4.95	7-1-2014	1,060,000	1,066,212
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00	10-1-2019	1,550,000	1,658,686
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Moral Obligation Insured)	5.00	11-15-2013	645,000	654,675
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,585,000	5,458,993
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	1,750,000	1,953,945
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	260,000	288,759
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National/FGIC Insured)	5.00	2-1-2023	1,000,000	1,106,780
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,259,170
Illinois Prerefunded Balance Series A (GO)	5.00	10-1-2016	1,800,000	1,843,128
Illinois Regional Transportation Authority (Tax Revenue, AGM GO of Authority Insured)	5.75	6-1-2018	6,790,000	8,291,269
Illinois Series 2012 (GO)	5.00	8-1-2019	5,125,000	5,850,956
Illinois Series A (GO, National Insured)	5.00	3-1-2016	2,705,000	2,823,966
Illinois Series A (GO, National/FGIC Insured)	5.25	10-1-2015	5,200,000	5,325,164
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	15,485,000	15,485,000
Illinois Series B (Tax Revenue)	5.00	6-15-2018	1,000,000	1,192,430
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	5,211,488
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	4,071,305
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.49	1-1-2031	15,000,000	15,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.48	1-1-2016	10,000,000	10,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.48	1-1-2017	8,000,000	8,000,000
Illinois Unrefunded Balance (GO)	5.00	10-1-2016	3,200,000	3,272,288
Kane County IL School District #129 (GO, National/FGIC Insured)	5.00	2-1-2018	1,750,000	1,870,943
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00	1-1-2024	2,000,000	2,240,800

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00%	2-1-2023	$1,000,000	$1,185,830
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, National Insured)	5.00	5-1-2013	1,200,000	1,204,836
Northern IIllinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,720,000	3,097,808
Regional Transportation Authority Illinois (Tax Revenue, National/GO of Authority Insured)	6.50	7-1-2026	7,815,000	10,542,748
Schaumburg IL Series A (GO)	4.00	12-1-2022	1,575,000	1,825,268
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,721,272
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,677,671
Tazewell County IL School District #51 (GO, National/FGIC Insured)	9.00	12-1-2017	455,000	596,478
Tazewell County IL School District #51 (GO, National/FGIC Insured)	9.00	12-1-2018	535,000	730,222
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	6,880,475
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,262,710
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,262,220
Will County IL Community Unified School District CAB (GO, National/FGIC Insured) ¤	0.00	11-1-2018	9,730,000	8,627,591

				257,728,161

Indiana : 2.23%
Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, National/FGIC/State Aid Withholding Insured)	5.00	7-15-2014	100,000	105,926
Indiana Bond Bank (Miscellaneous Revenue, AGM/Moral Obligation Insured)	5.00	9-1-2022	1,545,000	1,825,526
Indiana Bond Bank Common School Funding (Miscellaneous Revenue, National Insured)	5.00	2-1-2018	1,470,000	1,493,447
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Morgal Obligation Insured)	4.00	8-1-2017	1,000,000	1,116,970
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Morgal Obligation Insured)	5.00	8-1-2016	1,340,000	1,512,967
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue)	5.00	10-15-2017	5,410,000	6,155,444
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	680,448
Indiana Bond Bank Special Program Series C (Miscellaneous Revenue)	5.00	8-1-2020	1,685,000	2,013,407
Indiana Bond Bank Special Program Series C (Miscellaneous Revenue)	5.00	8-1-2023	1,000,000	1,194,040
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	1.68	11-15-2031	15,000,000	15,270,300
Jasper County IN PCR Northern Series A (IDR, National Insured)	5.60	11-1-2016	5,900,000	6,639,211
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	890,000	963,808
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,072,066
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	760,441
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	833,220
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	7-15-2019	265,000	315,554
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	7-15-2019	735,000	849,609
Munster IN School Building Corporation (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	7-5-2020	1,170,000	1,326,488
Portage IN Redevelopment District (Tax Revenue, AGC Insured)	4.00	1-15-2016	140,000	149,335
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,192,180

				45,470,387

8

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 0.54%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00%	7-1-2014	$1,500,000	$1,580,370
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,392,880
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	6,040,279

				11,013,529

Kansas : 0.67%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12-1-2023	6,200,000	6,202,232
Johnson County KS Unified School District (GO)	5.00	10-1-2026	1,295,000	1,519,929
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,536,795
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.25	11-15-2030	3,550,000	3,890,445
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2013	280,000	273,888
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2014	305,000	277,468

				13,700,757

Kentucky : 0.27%
Kentucky Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	8-1-2019	1,265,000	1,527,854
University of Kentucky COP Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	3,722,112	4,042,399

				5,570,253

Louisiana : 2.34%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	5,000,000	5,148,800
Louisiana Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, Ambac Insured)	5.25	6-1-2013	1,945,000	1,960,482
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,188,850
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,280,000	1,335,258
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-2014	200,000	209,346
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-2016	100,000	110,180
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00	7-1-2017	150,000	167,952
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	530,962
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.13	7-1-2016	170,000	182,283
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	59,710
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2014	100,000	101,677
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2016	740,000	760,757
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2019	1,465,000	1,497,113
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	7-1-2020	500,000	508,220
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	5.00	7-1-2022	745,000	808,459
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,548,279
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2017	845,000	975,257
New Orleans LA Sewer Service (Water & Sewer Revenue, National Insured)	5.00	6-1-2016	400,000	402,228

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50%	6-1-2016	$690,000	$773,511
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,555,956
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	6-1-2020	740,000	742,072
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.63	6-1-2017	590,000	679,639
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2023	3,405,000	3,692,314
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2024	2,515,000	2,693,213
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.28	11-1-2040	20,000,000	20,000,000

				47,632,518

Maryland : 0.04%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	546,490
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	300,000	323,790

				870,280

Massachusetts : 1.78%
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,135,925
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.50	4-15-2019	1,050,000	1,204,917
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.55	4-15-2020	615,000	709,507
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,301,440
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,272,380
Massachusetts HEFA Series G-6 (Health Revenue) ±	3.15	7-1-2038	14,000,000	13,851,600
Massachusetts Housing Finance Authority Series 125 (GO, AGM Insured)	5.25	8-1-2025	5,000,000	5,824,100
Massachusetts Water Resources (Water & Sewer Revenue, AGM Insured)	5.25	8-1-2027	5,500,000	7,020,145

				36,320,014

Michigan : 7.05%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	5,240,000	5,723,233
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	675,236
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,697,920
Detroit MI City School District (GO, FGIC/Qualified School Board Loan Fund Insured)	6.00	5-1-2021	2,030,000	2,591,457
Detroit MI District Aid (GO)	5.00	11-1-2014	1,000,000	1,063,830
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,484,170
Detroit MI District Aid (GO)	5.00	11-1-2020	1,700,000	2,011,270
Detroit MI Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	3,130,000	3,579,092
Detroit MI Series A-1 (GO, National Insured)	5.00	4-1-2019	100,000	92,955
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	2,655,000	3,082,136
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2021	2,500,000	2,935,600
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured) ±	5.25	7-1-2022	1,885,000	2,064,339

10

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50%	7-1-2033	$10,000,000	$12,299,400
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,517,413
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2020	4,000,000	4,320,680
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2021	3,000,000	3,221,970
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,500,000	1,602,990
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,071,750
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2020	2,000,000	2,127,440
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,654,276
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,179,467
Flint MI International Academy (Miscellaneous Revenue)	5.38	10-1-2022	2,270,000	2,353,967
Flint MI International Academy (Miscellaneous Revenue)	5.50	10-1-2027	1,985,000	2,035,062
Flint MI International Academy Public School Project (Miscellaneous Revenue)	5.00	10-1-2017	440,000	458,352
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,361,353
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,129,260
Macomb MI Interceptor Drainage (GO)	5.00	5-1-2024	1,750,000	2,041,690
Macomb MI Interceptor Drainage (GO)	5.00	5-1-2025	1,750,000	2,026,133
Macomb MI Interceptor Drainage (GO)	5.00	5-1-2026	1,930,000	2,217,396
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,178,450
Michigan Finance Authority (Miscellaneous Revenue)	5.00	2-1-2022	2,540,000	2,596,032
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	469,576
Michigan Finance Authority (Health Revenue)	5.00	11-15-2024	425,000	495,083
Michigan Finance Authority (Health Revenue)	5.00	11-15-2025	500,000	575,995
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	917,440
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	1,535,000	1,749,823
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2022	6,500,000	7,333,820
Michigan Financing Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,621,564
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,665,000	1,762,403
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	104,736
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,114,646
Michigan PFOTER Series 4711 (Tax Revenue, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.54	5-1-2029	21,360,000	21,360,000
Michigan PFOTER Series 4714 (Miscellaneous Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.54	9-1-2024	10,765,000	10,765,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	1,115,000	1,141,894
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	905,000	911,335
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,859,347
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,718,355
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	550,585

				143,845,921

Minnesota : 0.60%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,259,520
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National/FGIC Insured)	5.00	1-1-2018	4,555,000	5,176,530

11

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00%	6-1-2013	$45,000	$45,680
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,525,852
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,803,750
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.50	9-1-2018	500,000	517,885

				12,329,217

Missouri : 0.15%
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	950,000	1,022,219
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	945,000	980,334
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-2013	145,000	146,624
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-2014	170,000	175,785
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.55	9-1-2016	225,000	231,948
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	510,807

				3,067,717

Nebraska : 0.03%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	607,655

Nevada : 1.69%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,545,784
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,148,283
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,379,080
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, Ambac Insured)	5.00	7-1-2027	3,500,000	3,930,080
Clark County NV School District Series A (GO, National/FGIC Insured)	5.00	6-15-2019	7,500,000	8,260,650
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2013	865,000	880,319
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,427,949
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	559,715
Las Vegas Valley NV Water District Series C (GO)	5.00	6-1-2022	1,000,000	1,207,260
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,718,107
Reno NV Washoe Medical Center Series A (Health Revenue, Ambac Insured)	5.50	6-1-2016	400,000	444,388

				34,501,615

New Hampshire : 0.15%
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,820,000	3,054,286

New Jersey : 7.14%
Atlantic City NJ (GO)	5.00	11-1-2020	4,025,000	4,646,943
Atlantic City NJ (GO)	5.00	11-1-2021	3,220,000	3,731,175
Camden County NJ Import Authority Series A (Miscellaneous Revenue, County Guaranty Insured)	5.00	9-1-2021	1,455,000	1,764,595
Camden County NJ Import Authority Series A (Miscellaneous Revenue, County Guaranty Insured)	5.00	9-1-2022	1,245,000	1,513,410
New Jersey EDA (Miscellaneous Revenue)	5.00	6-15-2018	2,500,000	2,885,050
New Jersey EDA (Miscellaneous Revenue)	5.00	6-15-2021	2,500,000	2,937,450
New Jersey EDA (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,491,030
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.72	3-1-2028	31,000,000	31,029,450
New Jersey EDA Series I (Miscellaneous Revenue) ±	1.67	9-1-2027	8,175,000	8,179,251
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,248,960

12

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey HEFAR Series A (Education Revenue)	5.00%	6-1-2019	$9,810,000	$11,283,658
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2027	95,000	100,329
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,000,000	2,253,000
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	552,085
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	530,000	562,616
New Jersey PFOTER (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.52	12-15-2021	3,210,000	3,210,000
New Jersey PFOTER Series 4712 (Transportation Revenue, Dexia Credit Local LIQ) 144Aø	0.54	12-15-2022	5,175,000	5,175,000
New Jersey PFOTER Series 4717 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.52	12-15-2022	7,710,000	7,710,000
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,113,196
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	6,065,000	6,053,840
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	10,042,457
New Jersey Transportation Trust Authority Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	10,209,918
New Jersey Transportation Trust Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2023	1,010,000	1,245,431
New Jersey Turnpike Authority Series C1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.40	1-1-2024	9,850,000	9,850,000
North Hudson NJ Sewerage Authority Series A (Miscellaneous Revenue)	5.00	6-1-2029	3,775,000	4,282,473
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2027	2,500,000	2,860,850
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2028	1,750,000	1,991,308
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2029	1,285,000	1,458,796
Toms River NJ Board of Education (GO)	4.00	7-15-2022	1,000,000	1,143,880
Trenton NJ (GO, AGM/State Aid Withholding Insured)	5.00	7-15-2020	1,000,000	1,189,930

				145,716,081

New Mexico : 0.16%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,880,000	1,996,692
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA Insured)	5.00	3-1-2028	805,000	863,306
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	4-1-2013	360,000	359,978

				3,219,976

New York : 7.85%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	265,000	265,334
Hempstead Village NY Series B (GO) %%	4.00	7-1-2020	200,000	226,770
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.31	12-1-2029	6,000,000	6,000,000
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2020	5,000,000	5,635,700
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.00	11-1-2028	1,000,000	1,150,310
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,453,631
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue, State Intercept Insured)	4.00	7-1-2019	740,000	822,954
New York Dormitory Authority Montefiore Medical Center (Health Revenue, National/FGIC/FHA Insured)	5.00	2-1-2014	130,000	134,525
New York Dormitory Authority Mount Sinai School of Medicine Series A (Education Revenue, National Insured)	5.15	7-1-2024	2,900,000	3,334,188
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured)	5.50	7-1-2022	2,000,000	2,341,740

13

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Dormitory Authority Non Iona College Series A (Education Revenue)	5.00%	7-1-2032	$1,500,000	$1,633,185
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.93	5-1-2018	1,820,000	1,806,004
New York Dormitory Authority Series A (Education Revenue)	4.00	12-15-2022	6,500,000	7,558,265
New York Dormitory Authority Series A (Education Revenue)	5.00	2-15-2024	1,550,000	1,880,104
New York Dormitory Authority Series A (Education Revenue)	5.00	7-1-2027	1,585,000	1,838,140
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,646,370
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.20	8-1-2028	25,000,000	25,000,000
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.20	1-1-2036	22,000,000	22,000,000
New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	65,000	79,656
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,378,126
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	300,102
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	10,000,000	10,000,000
New York NY Series I (GO) ø	0.15	12-1-2032	5,450,000	5,450,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ±	0.20	11-1-2026	2,275,000	2,275,000
New York NY Sub Series J-4 (GO) ø	0.67	8-1-2025	10,000,000	10,023,700
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,744,726
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	10,000,000	9,984,600
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,648,480
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,338,721
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,566,918
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,721,350
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	444,801
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	559,860
Triborough NY Bridge & Tunnel Authority Series B (Transportation Revenue)	5.00	11-15-2022	2,470,000	3,063,590
Triborough NY Bridge & Tunnel Authority Series B (Transportation Revenue)	5.00	11-15-2023	8,000,000	9,887,360
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,719,818
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	1,000,000	1,107,190
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,147,750

				160,168,968

North Carolina : 0.55%
Craven County NC COP (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	5,038,176
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-2014	1,600,000	1,704,640
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,115,000	1,263,652
Pitt County NC COP School Facilities Project (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	2,755,000	3,165,826

				11,172,294

14

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.10%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, Ambac Insured)	7.20%	6-30-2013	$255,000	$259,065
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	1,620,000	1,725,025

				1,984,090

Ohio : 0.94%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00	1-1-2014	930,000	953,501
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	2-15-2019	2,570,000	3,023,502
Cleveland OH (GO)	5.00	12-1-2029	1,305,000	1,489,736
Cleveland OH Airport System Authority Series A (Airport Revenue, AGM Insured)	5.00	1-1-2027	2,780,000	3,150,352
Kent University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,380,292
Ohio Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,168,420
Ohio Higher Educational Facility (Education Revenue)	5.00	12-1-2020	1,200,000	1,473,612
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	971,518
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,149,430
Summit County OH Various Purposes (GO)	4.00	12-1-2023	1,345,000	1,542,190
University of Cincinnati OH Receipts Series C (Education Revenue)	4.00	6-1-2022	1,385,000	1,598,041
University of Cincinnati OH Receipts Series C (Education Revenue)	5.00	6-1-2021	1,000,000	1,230,780

				19,131,374

Oklahoma : 1.32%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2018	1,275,000	1,382,228
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,435,664
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2020	1,375,000	1,487,956
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2021	1,430,000	1,540,039
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,895,000	3,105,409
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	2,010,000	2,141,012
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,970,000	2,272,809
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,446,174
Oklahoma Municipal Power Authority PUTTER Series 1880 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.24	1-1-2015	10,090,000	10,090,000
Tulsa County OK Education Facilities Authority (Miscellaneous Revenue)	4.00	9-1-2022	1,750,000	1,922,428

				26,823,719

Pennsylvania : 5.96%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,712,070
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,700,970
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.62	11-1-2039	10,000,000	10,097,600
Bucks County PA Water & Sewer Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,800,440
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.33	8-1-2027	9,915,000	9,915,000
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12-15-2017	595,000	627,136
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	235,000	235,033
Crawford PA Central School District (GO, State Aid Withholding Insured)	5.00	2-1-2018	1,175,000	1,364,316
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	2,190,000	2,193,022

15

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10%	7-1-2013	$465,000	$466,837
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	5,000,000	5,025,150
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	3,975,000	3,983,069
Johnstown PA School District (GO, State Aid Withholding Insured)	5.00	8-1-2024	2,730,000	3,160,958
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,677,040
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70	8-1-2017	565,000	628,370
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,274,949
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	988,451
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	663,597
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,467,763
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2027	1,250,000	1,359,100
Pennsylvania Public School Building Authority (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2018	3,000,000	3,436,590
Pennsylvania Public School Building Authority (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2019	1,500,000	1,737,915
Pennsylvania Public School Building Authority (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2020	2,000,000	2,330,080
Pennsylvania Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2024	1,000,000	1,143,100
Pennsylvania Turnpike Commission Series B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	7-15-2041	10,000,000	10,000,000
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.17	12-1-2014	5,000,000	5,035,700
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2017	325,000	374,650
Philadelphia IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	8-15-2017	815,000	850,493
Philadelphia PA Authority for Industrial Development (Miscellaneous Revenue)	7.00	5-1-2026	740,000	809,641
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,079,740
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,105,020
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.25	8-1-2017	1,225,000	1,387,937
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	5.00	5-1-2016	360,000	365,958
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	6.25	5-1-2021	285,000	303,383
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue)	5.00	8-1-2020	765,000	799,226
Philadelphia PA School District (GO, State Aid Withholding Insured)	5.00	9-1-2021	2,200,000	2,612,324
Philadelphia PA School District Refunding Bond Series C (GO, State Aid Withholding Insured)	5.00	9-1-2018	8,065,000	9,428,066
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	8,261,890
Philadelphia PA Water & Waterwaste Series A (Water & Sewer Revenue)	5.00	11-1-2028	2,000,000	2,333,020
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,106,650
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,472,783
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,541,825
Pittsburgh PA Series A (GO)	5.00	9-1-2026	1,650,000	1,899,678
Reading PA School District (GO, State Aid Withholding Insured)	5.00	4-1-2021	3,245,000	3,829,165

				121,585,705

16

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 2.13%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.73%	7-1-2029	$4,000,000	$2,901,880
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	7-1-2019	3,075,000	3,307,070
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2017	2,000,000	2,233,600
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	2,940,000	3,121,868
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.57	7-1-2033	31,940,000	31,940,000

				43,504,418

Rhode Island : 0.71%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2018	2,115,000	2,306,111
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2020	3,015,000	3,232,713
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,846,621
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,213,079
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,663,523
Rhode Island State & Providence Plantations Series B (GO)	4.00	10-15-2023	1,000,000	1,135,880

				14,397,927

South Carolina : 1.02%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	1,000,000	1,046,230
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	22,075	21,431
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	22,180
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	23,392
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	23,532
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	22,116
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	43,307	21,335
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	47,106	21,645
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	55,876	24,275
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	59,087	23,050
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	1,100,104	153,575
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	1,847,359	89,800
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	2,460,735	36,468
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	521,353	10,557
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	1,669,013	8,312
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	740,000	839,567
McCormick County SC Health Care Center Project Prerefunded Balance (Health Revenue)	8.00	3-1-2019	1,015,000	1,110,085
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	4,086,495

17

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00%	10-1-2024	$2,750,000	$2,996,923
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.87	8-1-2039	1,975,000	1,969,016
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured)	5.00	10-1-2022	6,450,000	7,189,686
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Ambac Insured)	5.25	10-1-2022	1,000,000	1,074,990

				20,814,660

South Dakota : 0.07%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25	5-1-2015	500,000	472,120
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,041,136

				1,513,256

Tennessee : 2.62%
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	12,485,000	12,485,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	13,115,000	13,115,000
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	725,000	836,143
Tennessee Energy Acquisition Corporateion Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,712,442
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	2,045,365
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	2,000,000	2,216,160
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,429,007
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,609,734
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	1,165,000	1,237,032
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,978,941
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	1,465,000	1,645,092
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	8,030,000	9,087,069

				53,396,985

Texas : 6.02%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	1,750,000	1,842,085
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11-15-2024	1,370,000	1,621,806
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,709,498
Austin TX Refunding Revenue Bond (Utilities Revenue, AGM/National Insured)	5.25	5-15-2025	2,500,000	3,033,975
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,525,115
Crawford TX Educational Facilities Corporation Southwestern University Project Series B (Education Revenue) ø	0.22	10-1-2014	10,000,000	10,000,000
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	1,230,000	1,386,321
Eagle Pass TX International Bridges (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2014	575,000	589,536
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,190,880
Harris County TX Flood Control District (GO)	5.00	10-1-2023	530,000	630,997

18

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25%	8-15-2027	$4,000,000	$5,015,480
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,140,920
Houston TX Higher Education Financial Corporation Series A (Miscellaneous Revenue)	4.00	2-15-2022	450,000	473,180
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,522,000
Houston TX Utility System First Lien Series B (Water & Sewer Revenue)	5.00	11-15-2023	1,515,000	1,841,437
Midtown TX RDA (Tax Revenue, Ambac Insured)	5.00	1-1-2020	1,495,000	1,572,336
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,278,316
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.21	7-1-2030	10,115,000	10,131,690
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50	8-15-2020	1,000,000	1,054,800
SA Energy Acquisition Public Facility Corporation Texas (Utilities Revenue)	5.25	8-1-2016	1,060,000	1,175,561
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.89	9-15-2017	5,220,000	5,190,768
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,793,184
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2030	3,000,000	3,201,960
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2019	2,800,000	3,256,596
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.59	9-15-2017	8,085,000	8,034,792
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	9,015,920
Texas Municipal Gas Acquistition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,465,188
Texas PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured)	4.50	2-15-2016	855,000	872,040
Texas PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	2-15-2018	645,000	680,282
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,512,200
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,504,900
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,317,740
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	1,265,000	1,369,995
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,450,000	1,694,296
Texas Womans University Financing System (Education Revenue)	4.00	7-1-2020	1,555,000	1,782,201
Texas Womans University Financing System (Education Revenue)	4.00	7-1-2022	1,670,000	1,876,362
Tomball TX Independent School District Refunding Balance School Building (GO, PSF Insured) ¤	0.00	2-15-2015	825,000	817,460
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,600,000	3,014,076
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	5,160,000	6,684,986
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	1,051,845

				122,872,724

Utah : 0.28%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00	7-1-2018	3,700,000	3,745,621
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue)	5.35	7-15-2017	675,000	707,859

Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) 144A	5.45	6-15-2017	340,000	348,837

19

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38%	6-1-2037	$955,000	$961,217

				5,763,534

Virgin Islands : 0.85%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	2,040,000	2,214,991
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,507,930
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00	10-1-2014	500,000	531,765
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	5,000,000	5,576,000
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,545,100

				17,375,786

Virginia : 0.30%
Fairfax County VA EDA Route 28 Project (Tax Revenue)	4.00	4-1-2022	860,000	976,091
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,772,000	194,654
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,274,000	1,134,765
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	354,000	359,650
Virginia Port Authority Commonwealth Project (Airport Revenue)	5.00	7-1-2030	2,000,000	2,349,440
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	225,338
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	899,000	878,188

				6,118,126

Washington : 0.64%
Goat Hill Properties Washington Government Office Building Project (Miscellaneous Revenue, National/County Guaranty Insured)	5.00	12-1-2021	1,410,000	1,515,172
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National/FGIC Insured)	5.00	1-1-2023	345,000	384,851
Skagit County WA Public Hospital District #1 (GO)	5.00	12-1-2023	3,930,000	4,756,007
TES Properties Washington (Miscellaneous Revenue)	5.00	12-1-2024	1,480,000	1,667,338
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,578,220
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2013	800,000	815,432
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2014	1,105,000	1,156,659
Washington HEFAR Whitworth University Project (Education Revenue, US Bank NA Insured)	5.00	10-1-2015	1,010,000	1,081,710

				12,955,389

West Virginia : 0.16%
West Virginia EDA PCR Appalachian Power Company Amos Series C (Utilities Revenue) ±	4.85	5-1-2019	2,000,000	2,031,420
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,310,562

				3,341,982

Wisconsin : 0.83%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,737,638
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2021	1,315,000	1,535,355
Public Finance Authority WI Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,507,126
Wisconsin HEFA (Health Revenue, Ambac Insured)	5.50	2-15-2019	1,000,000	1,097,800
Wisconsin HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC)	4.75	7-1-2015	890,000	942,741

20

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)		5.00%	6-1-2019	$3,000,000	$3,162,000
Wisconsin HEFA Series A (Health Revenue)		5.00	7-15-2021	3,500,000	4,130,595
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)		0.25	6-1-2019	2,650,000	2,530,750
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.00	5-1-2013	20,000	20,063
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.15	5-1-2015	210,000	222,833

					16,886,901

Total Municipal Obligations (Cost $1,921,693,352)					2,019,097,051

Short-Term Investments : 0.09%

		Yield		Shares
Investment Companies : 0.09%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		1,846,078	1,846,078

Total Short-Term Investments (Cost $1,846,078)					1,846,078

Total investments in securities (Cost $1,923,539,430)*	99.05%				2,020,943,129
Other assets and liabilities, net	0.95				19,375,264

Total net assets	100.00%				$2,040,318,393

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
##	All or a portion of this security has been segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $1,923,526,462 and unrealized appreciation (depreciation) consists of :

Gross unrealized appreciation	$100,383,587
Gross unrealized depreciation	(2,966,920)

Net unrealized appreciation	$97,416,667

21

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$2,016,566,301	$2,530,750	$2,019,097,051

Short-term investments
Investment companies	1,846,078	0	0	1,846,078

	$1,846,078	$2,016,566,301	$2,530,750	$2,020,943,129

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.94%

Guam : 0.61%
Guam Power Authority Series A (Utilities Revenue)	5.00%	10-1-2034	$1,000,000	$1,098,110

Minnesota : 97.79%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	577,675
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,616
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	223,259
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	183,265
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	242,268
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	290,000	304,947
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	309,969
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,000,000	1,010,930
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,655,835
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,288,998
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	191,218
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,505,546
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	935,043
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,654,095
Cuyuna Range MN Hospital District (Health Revenue)	4.75	6-1-2013	470,000	471,772
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	249,087	259,272
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,113,290
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	750,000	765,975
Duluth MN Housing & RDA Public School Academy Series A (Miscellaneous Revenue)	5.60	11-1-2030	2,000,000	2,098,100
Duluth MN Independent School District #709 COP Series B (Lease Revenue, South Dakota Credit Program Insured)	4.00	2-1-2015	235,000	250,193
Elk River MN Independent School District # 728 Series A (Tax Revenue, AGM/School District Credit Program Insured)	5.00	2-1-2021	3,400,000	3,779,236
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	150,000	156,798
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,200,000	1,240,836
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.00	4-1-2014	250,000	251,093
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	575,968
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	792,337
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012-A (Utilities Revenue)	5.00	12-1-2026	700,000	825,216
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	183,229
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,847,237
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-2022	800,000	879,872
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.25	12-1-2016	500,000	514,985
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.63	12-1-2022	500,000	517,560
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.88	12-1-2029	600,000	619,338
Minneapolis & St. Paul MN Housing & RDA Healthcare System Childrens Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,160,720
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.17	11-15-2017	1,200,000	1,149,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, Ambac Insured)	5.00	1-1-2018	1,000,000	1,141,600

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, Ambac Insured)	5.00%	1-1-2020	$2,000,000	$2,136,160
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, National/FGIC Insured)	5.00	1-1-2022	2,000,000	2,136,160
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National/FGIC Insured)	5.00	1-1-2018	1,000,000	1,136,450
Minneapolis MN Development Limited Tax Supported Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,158,910
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63	11-15-2028	1,000,000	1,220,420
Minneapolis MN Fairview Health Services Series B (Health Revenue, Assured Guaranty Insured)	6.50	11-15-2038	2,000,000	2,442,720
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	2-1-2027	500,000	492,420
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	601,742
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,166,591
Minnesota (GO)	5.00	6-1-2020	1,115,000	1,261,478
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,000,000	2,038,680
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, Assured Guaranty Insured)	4.00	2-15-2020	50,000	56,669
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, Assured Guaranty Insured)	5.00	2-15-2030	1,000,000	1,093,540
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, Assured Guaranty Insured)	5.00	2-15-2037	4,030,000	4,302,630
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	1,095,000	1,099,216
Minnesota General Fund Series B (Miscellaneous Revenue)	5.00	3-1-2029	500,000	587,190
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,618,688
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-1-2029	2,000,000	2,000,000
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,267,840
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	417,472
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	330,411
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	543,640
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	290,815
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	716,350
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	543,425
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,245,860
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,164,652
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,113,370
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,118,640
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2017	655,000	756,794
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	921,075
Minnesota HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00	7-1-2034	125,000	125,775
Minnesota Highway & Various Purposes (GO)	5.00	8-1-2022	4,500,000	5,273,325
Minnesota Housing Finance Agency Non Adjusted Current Earnings Residential Housing Series E (Housing Revenue)	4.20	7-1-2021	1,430,000	1,515,729
Minnesota Housing Finance Agency Non Adjusted Current Earnings Residential Housing Series D (Housing Revenue, GNMA/FNMA Insured)	4.00	7-1-2040	1,435,000	1,521,100

2

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured)	4.75%	7-1-2026	$585,000	$600,842
Minnesota Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured)	5.25	7-1-2033	1,380,000	1,452,919
Minnesota Housing Finance Agency Series 2012 A-2 (Housing Revenue)	0.75	8-1-2014	1,000,000	1,001,070
Minnesota Housing Finance Agency Series B (Housing Revenue)	5.90	7-1-2028	480,000	523,786
Minnesota Municipal Power Agency (Utilities Revenue)	5.00	10-1-2037	1,100,000	1,182,863
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	1,335,000	1,523,903
Minnesota Public Facilities Authority Series B (Water & Sewer Revenue)	5.00	3-1-2020	1,500,000	1,863,480
Minnesota Public Safety Radio Communications System Project Series 2009 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2019	2,325,000	2,828,270
Minnesota Public Safety Radio Communications System Project Series 2011 (Miscellaneous Revenue)	5.00	6-1-2022	2,000,000	2,367,260
Minnesota Trunk Highway Refunding Bonds Series E (GO)	5.00	8-1-2019	2,000,000	2,467,800
Minnesota Various Purposes Series H (GO)	5.00	11-1-2020	1,425,000	1,751,567
Montgomery MN Independent School District School Building #394 Series B (Tax Revenue, AGM/School District Credit Program Insured)	5.00	2-1-2025	500,000	551,470
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	606,097
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75	2-1-2027	695,000	796,776
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90	2-1-2029	375,000	431,498
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,500,000	1,676,760
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	964,927
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	57,808
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.00	5-1-2026	1,000,000	1,021,950
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.25	5-1-2035	900,000	920,178
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00	2-1-2028	1,475,000	1,654,508
Plymouth MN COP Intermediate School District #287 Series A (Lease Revenue)	5.00	2-1-2024	250,000	285,328
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	330,000	336,029
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	558,258
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	2-1-2018	1,520,000	1,817,373
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00	2-1-2019	1,715,000	2,099,469
Rochester MN Electric Utility Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,107,030
Roseville MN Northwestern College Project (Education Revenue, BMO Harris Bank NA LOC) ø	0.13	11-1-2022	1,680,000	1,680,000
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2017	1,500,000	1,566,060
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	9-1-2034	950,000	963,756
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	4.70	9-1-2019	490,000	539,426
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	5.13	9-1-2029	500,000	550,300
South Washington County MN Independent School District #833 School Building Series 2010A (GO, South Dakota Credit Program Insured)	5.00	2-1-2020	2,100,000	2,531,235
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,000,000	4,335,850
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, National Insured) ±	2.78	1-1-2015	1,030,000	1,043,720
Southern Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,232,900
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-2030	1,000,000	1,101,240

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50%	7-1-2029	$1,000,000	$1,113,260
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,267,340
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Education Revenue)	6.63	9-1-2042	865,000	966,439
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	4.35	12-1-2014	600,000	611,712
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,503,240
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2014	225,000	229,574
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2015	200,000	208,684
St. Paul MN Housing & RDA Gillette Childrens Specialty Healthcare (Health Revenue)	5.00	2-1-2021	500,000	513,895
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	664,736
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	512,220
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	450,000	464,117
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	953,076
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	5-15-2018	1,700,000	1,704,488
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	5-15-2028	3,000,000	3,003,360
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10-1-2024	2,000,000	2,180,880
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Aritists Series A (Education Revenue)	4.00	3-1-2028	150,000	147,348
St. Paul MN Port Authority District Heating Series 14-S (IDR, Deutsche Bank AG LOC) ø	0.15	12-1-2028	4,665,000	4,665,000
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC) ø	0.15	12-1-2028	500,000	500,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project Series 1991 (Tax Revenue, U.S. Bank NA LOC) ø	0.12	2-1-2015	3,370,000	3,370,000
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13	12-1-2024	1,000,000	1,043,690
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00	4-1-2021	1,180,000	1,419,823
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13	4-1-2034	1,000,000	1,169,920
University of Minnesota Series C (Education Revenue)	5.00	12-1-2020	1,275,000	1,549,214
University of Minnesota State Supported Biomed Science (Education Revenue)	5.00	8-1-2036	1,000,000	1,147,390
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	8-1-2025	5,000,000	5,645,550
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25	10-1-2025	2,085,000	2,155,911
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,913,337
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	280,000	337,725
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,178,260
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, National Insured)	5.00	1-1-2015	500,000	539,705
Willmar MN GO Rice Memorial Hospital Project Series 2012A (Tax Revenue)	5.00	2-1-2026	1,000,000	1,169,850
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	311,768
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	522,315
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	179,811
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	189,603

4

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Woodbury MN Charter School Series A (Education Revenue)		3.90%	12-1-2022	$220,000	$217,719
Woodbury MN Charter School Series A (Education Revenue)		5.00	12-1-2027	215,000	226,432
Woodbury MN Charter School Series A (Education Revenue)		5.00	12-1-2032	220,000	227,463

					175,020,789

Puerto Rico : 0.54%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority (Education Revenue)		4.13	10-1-2027	995,000	962,772

Total Municipal Obligations (Cost $164,731,204)					177,081,671

Total investments in securities (Cost $164,731,204)*	98.94%				177,081,671
Other assets and liabilities, net	1.06				1,894,353

Total net assets	100.00%				$178,976,024

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $164,727,749 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,477,809
Gross unrealized depreciation	(123,887)

Net unrealized appreciation	$12,353,922

5

Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$175,932,671	$1,149,000	$177,081,671

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 and Level 2.

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.59%

Alabama : 0.12%
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25%	1-1-2020	$3,000,000	$2,979,570
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured)	5.25	1-1-2018	775,000	785,517

				3,765,087

Alaska : 1.18%
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	10,000,000	10,000,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	25,000,000	25,000,000
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, Ambac Insured)	5.25	12-1-2021	3,000,000	3,018,450

				38,018,450

Arizona : 0.89%
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	1,865,000	2,106,499
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	690,000	792,810
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-2024	13,000,000	13,032,500
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue)	5.60	12-1-2016	475,000	479,156
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	104,014
Pima County AZ IDA Series A (Miscellaneous Revenue)	7.75	7-1-2035	7,515,000	8,257,933
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,092,210
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,090,700
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,092,880
Verrado AZ Community Facilities District #1 (GO)	6.00	7-15-2013	730,000	736,066

				28,784,768

California : 14.97%
Access to Loans for Learning Student Loan Corporation California Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured)	7.85	7-1-2025	2,500,000	1,898,900
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	9,835,000	8,500,489
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	12,000,000	9,882,720
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	9,915,000	7,744,408
Alameda County CA COP (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,056,440
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	899,232
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,480,619
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	1,738,400
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,210,732
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	3,204,675
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	389,438
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	540,854

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00%	8-1-2039	$2,005,000	$541,751
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue, California Mortgages Insured)	5.00	4-1-2024	1,000,000	1,172,560
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2032	2,295,000	2,577,377
California CDA Barclays Capital MSTR Series 23B (Miscellaneous Revenue, Barclays Bank LIQ) 144Aø	0.23	9-1-2042	8,945,000	8,945,000
California County CA Tobacco Securitization Agency Golden Gate Tobacco Turbo Series A (Tobacco Revenue)	4.50	6-1-2021	2,130,000	2,125,548
California Educational Facilities Authority MSTR Series 45A (Education Revenue, Societe Generale LIQ) ø	0.15	10-1-2033	5,000,000	5,000,000
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue, National Insured) ¤	0.00	1-15-2018	2,300,000	1,761,248
California HFA MFHR Series B (Housing Revenue, Ambac/FHA Insured)	6.05	8-1-2016	340,000	340,714
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-2026	2,400,000	2,937,000
California HFFA Providence Health Services Series C (Health Revenue) 144A(h)	10.46	10-1-2016	10,050,000	12,190,248
California M-S-R Energy Authority Series B (Utilities Revenue)	6.13	11-1-2029	30,000,000	37,650,300
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,614,981
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2032	3,330,000	3,678,018
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,790,080
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	7-1-2031	1,690,000	1,878,351
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,000,000	1,038,410
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,944,680
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	495,518
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	552,500
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	539,032
Clovis CA Unified School District CAB Election of 2001 Series B (GO, National/FGIC Insured) ¤	0.00	8-1-2025	535,000	346,659
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	422,720
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	398,790
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	369,850
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2037	15,000,000	4,330,050
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	899,037
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	665,920
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	140,888
Compton CA Transit Series A (GO)	3.75	6-28-2013	2,800,000	2,769,760
Compton CA Unified School District CAB Election of 2002 Series D (GO, Ambac Insured) ¤	0.00	6-1-2018	7,295,000	6,313,750
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-2039	2,920,000	2,919,241
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	597,400
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	725,670
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2030	2,000,000	912,740

2

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00%	6-1-2031	$2,000,000	$861,200
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	673,528
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	468,679
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	578,218
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	1,000,000	557,960
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2029	5,340,000	2,638,975
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,396,297
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,327,971
Golden West School CA Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2019	2,650,000	1,813,872
Golden West School CA Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2020	2,755,000	1,756,450
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2024	4,000,000	2,642,760
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,291,826
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2026	4,100,000	2,433,022
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2027	4,955,000	2,764,692
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	1,265,000	722,505
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	1,450,000	1,478,043
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2027	1,265,000	712,182
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2029	845,000	434,719
M-S-R Energy Authority California Series B (Utilities Revenue)	6.50	11-1-2039	7,000,000	9,442,020
M-S-R Energy Authority California Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,255,010
M-S-R Energy Authority California Series C (Utilities Revenue)	7.00	11-1-2034	5,455,000	7,631,109
Madera County CA COP Valley Children’s Hospital (Health Revenue, National Insured)	6.50	3-15-2015	235,000	249,699
Merced CA City School District CAB (GO, National/FGIC Insured) ¤	0.00	8-1-2024	1,375,000	877,649
Merced CA Union High School District CAB Series A (GO, National/FGIC Insured) ¤	0.00	8-1-2020	1,695,000	1,384,425
Modesto CA High School District CAB Series A (GO, National/FGIC Insured) ¤	0.00	8-1-2024	2,215,000	1,413,812
Monrovia CA Unified School District CAB Series B (GO, National/FGIC Insured) ¤	0.00	8-1-2023	3,175,000	2,148,554
Montebello CA Unified School District CAB Election of 1998 (GO, National/FGIC Insured) ¤	0.00	8-1-2024	1,130,000	701,504
Montebello CA Unified School District CAB Election of 1998 (GO, National/FGIC Insured) ¤	0.00	8-1-2025	2,335,000	1,371,719
Montebello CA Unified School District CAB Election of 1998 (GO, National/FGIC Insured) ¤	0.00	8-1-2027	2,775,000	1,427,321
Monterey Peninsula CA Community College District CAB Election of 2002 Series C (GO, AGM Insured) ¤	0.00	8-1-2022	2,165,000	1,504,480
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,180,380
Napa Valley CA Community College District CAB Election of 2002 Series C (GO, National Insured) ¤	0.00	8-1-2023	4,760,000	3,061,537
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	1,003,378
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.84	7-1-2019	9,865,000	9,225,452
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.93	7-1-2027	39,160,000	33,396,823
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series E (GO, AGM Insured) ¤	0.00	8-1-2030	195,000	88,317
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2027	6,250,000	3,487,250
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2029	6,650,000	3,249,789

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.13%	8-1-2029	$5,000,000	$5,637,350
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	1,000,000	1,181,520
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	792,780
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	859,480
Palo Alto CA Unified School District CAB Election of 2008 (GO) ¤	0.00	8-1-2031	8,525,000	4,243,404
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,254,200
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2027	1,720,000	959,691
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2028	2,420,000	1,282,866
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2029	3,345,000	1,634,668
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	1,740,000	707,119
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, National Insured) ¤	0.00	8-1-2019	4,340,000	3,744,248
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) 144Aø	0.40	8-1-2037	31,250,000	31,250,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,136,600
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,287,033
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,146,910
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	3,003,318
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	919,098
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	813,540
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,644,727
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	625,000	629,863
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, National Insured) ¤	0.00	8-1-2025	1,445,000	834,646
Rialto CA Unified School District CAB Series A (GO, National/FGIC Insured) ¤	0.00	6-1-2025	11,085,000	6,454,241
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	2,275,000	2,565,313
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,340,479
Sacramento CA PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.47	12-1-2035	4,995,000	4,995,000
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.16	12-1-2035	26,600,000	26,600,000
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2035	5,900,000	1,905,169
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2036	5,000,000	1,526,900
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,189,188
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,341,580
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,103,939
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2022	2,500,000	2,981,450
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2027	2,350,000	1,326,740
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2028	2,800,000	1,489,432
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2029	1,830,000	917,782
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2030	3,085,000	1,460,532
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2030	2,750,000	1,301,933
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	897,040

4

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Diego CA Unified School District CAB Series C (GO) ¤	0.00%	7-1-2032	$1,500,000	$635,445
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	401,160
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	762,180
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	542,715
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.37	4-1-2036	28,000,000	28,000,840
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	11-1-2039	4,000,000	4,000,000
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	300,000	327,795
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, National/FGIC Insured) ¤	0.00	8-1-2026	2,515,000	1,467,276
Santa Fe Springs CA Community Development Commission Construction Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2015	1,900,000	2,043,469
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.67	11-1-2038	15,000,000	11,786,850
Stockton CA Unified School District Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-2036	6,420,000	1,960,540
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue, Guaranteed Student Loans Insured)	5.88	1-1-2018	4,975,000	4,213,527
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	315,442
Tahoe-Truckee CA Unified School District CAB #2-A (GO, National/FGIC Insured) ¤	0.00	8-1-2024	2,965,000	1,941,571
Union Elementary School District California CAB Series A (GO, National/FGIC Insured) ¤	0.00	9-1-2024	2,800,000	1,885,744
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,185,360
West Contra Costa CA Unified School District 2005 CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,410,900
West Contra Costa CA Unified School District 2005 CAB Series D-2 (GO, AGM Insured) ¤	0.00	8-1-2036	20,700,000	6,281,208
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2028	6,355,000	3,264,246
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	811,487
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2032	10,000,000	4,004,500
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	688,880

				483,076,739

Colorado : 2.38%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	7,755,000	6,083,177
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,500,000	3,173,490
Colorado E-470 Public Highway Authority Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,910,000	7,773,602
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12-1-2033	2,200,000	2,644,510
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	4,185,000	4,228,022
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	5.75	7-1-2019	1,165,000	1,200,521
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10-1-2017	295,000	308,753
Colorado ECFA Charter School Monument Academy Project Series A (Miscellaneous Revenue)	7.25	10-1-2039	500,000	555,995
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue, Moral Obligation Insured)	6.50	3-15-2043	1,290,000	1,460,861
Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue) 144A	5.75	12-1-2037	4,100,000	3,917,755

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25%	10-1-2033	$4,000,000	$4,795,880
Colorado HFA Series A2 (Housing Revenue, National/IBC Insured)	6.50	8-1-2031	415,000	426,276
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured) ±	6.70	8-1-2017	285,000	303,588
Colorado HFA SFHR Series D-2 (Housing Revenue)	6.90	4-1-2029	150,000	153,557
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.25	12-15-2020	475,000	523,754
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.75	12-15-2025	455,000	506,788
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	7.38	12-15-2040	4,010,000	4,617,956
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	2,010,000	2,305,209
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.34	11-15-2025	6,250,000	6,250,000
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2017	3,655,000	4,061,326
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2020	3,730,000	4,045,521
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	1,825,000	1,922,309
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	310,000	322,654
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	290,000	301,974
Larimer County CO School District #1 (GO, National/IBC Insured)	7.00	12-15-2016	1,965,000	2,221,452
Public Authority for Colorado Energy (Utilities Revenue)	6.13	11-15-2023	4,827,000	5,940,058
University of Colorado Hospital Authority Series A (Health Revenue)	5.00	11-15-2036	6,000,000	6,683,460

				76,728,448

Connecticut : 0.67%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-2016	900,000	902,700
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	2,000,000	2,018,180
Connecticut Series A (GO) ±	1.22	4-15-2019	4,050,000	4,106,903
Connecticut Series A (GO) ±	1.37	4-15-2020	5,900,000	5,977,231
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	1,975,000	1,982,169
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2015	5,235,000	5,252,223
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,407,863
New Haven CT Escrowed to Maturity Series C (GO, National Insured)	5.00	11-1-2019	5,000	5,211

				21,652,480

District of Columbia : 0.52%
District of Columbia Cesar Chavez Public Charter School (Miscellaneous Revenue)	6.50	11-15-2021	5,645,000	6,202,557
District of Columbia Family & Child Services (Miscellaneous Revenue, Bank of America NA LOC) ø	0.18	7-1-2041	3,215,000	3,215,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	11-1-2042	5,000,000	5,000,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,408,920

				16,826,477

Florida : 3.76%
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2021	2,200,000	2,439,294

6

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25%	5-1-2020	$1,715,000	$1,680,357
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,146,090
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,259,580
Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,201,430
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,301,108
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,638,896
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue)	5.75	11-15-2032	5,000,000	5,067,850
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,236,342
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	825,000	958,007
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,815,000	3,100,469
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	110,000	110,263
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	505,000	450,556
Hollywood FL Community Redevelopment Agency (IDR)	5.13	3-1-2014	740,000	757,138
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,483,675
Indigo FL Community Development District Series C (Miscellaneous Revenue)	1.40	5-1-2030	2,700,000	1,356,183
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	590,325
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,310,652
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,306,508	1,307,213
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,610,000	2,308,049
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,680,000	1,681,260
Martin County FL IDA (IDR)	3.95	12-15-2021	5,500,000	5,522,055
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,330,296
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-02 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.86	10-13-2023	30,000,000	30,000,000
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue)	9.50	8-1-2013	330,000	340,217
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.57	8-1-2029	15,000,000	15,000,000
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,350,520
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,489,945
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	6.20	11-15-2026	2,275,000	2,421,032
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	7.38	11-15-2041	3,525,000	4,016,350
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	4,450,000	4,628,579
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,213,347
St. John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±	7.88	1-1-2041	1,000,000	980,670
Sunrise FL CAB Series B (Tax Revenue, National Insured) ¤	0.00	10-1-2016	3,965,000	3,519,651
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,220,222

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75%	5-1-2021	$2,140,000	$2,367,011
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,499,133

				121,283,765

Georgia : 1.69%
Atlanta GA Airport Passenger Facility Charge & Subordinate Lien Term Series 2004 C (Airport Revenue, AGM Insured, Citibank NA LIQ) ø	0.32	1-1-2014	11,650,000	11,650,000
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	7-1-2018	2,640,000	2,648,263
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	2,370,000	2,403,607
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	623,133
Georgia Main Street Natural Gas Incorporated Project Series A (Utilities Revenue)	5.00	3-15-2022	4,675,000	5,334,128
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2016	1,685,000	1,851,596
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2018	3,200,000	3,608,096
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,189,681
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,233,942
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,514,600
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	572,624
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, National/IBC/Bank of New York Insured)	6.50	1-1-2017	450,000	498,668
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,261,120
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	3-15-2018	1,860,000	2,098,787
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	3,230,000	3,824,837
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	6,091,481
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	2-1-2025	3,870,000	4,034,514

				54,439,077

Guam : 0.42%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	11,300,000	13,125,741
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	450,000	475,182
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	64,268

				13,665,191

Idaho : 0.63%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,319,718
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,575,550
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Miscellaneous Revenue)	5.75	12-1-2032	500,000	528,840
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Miscellaneous Revenue)	6.50	12-1-2038	1,150,000	1,249,590

8

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho (continued)
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Miscellaneous Revenue)	5.85%	5-1-2033	$730,000	$719,780
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Miscellaneous Revenue)	6.25	5-1-2043	1,365,000	1,346,682
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	6-1-2038	500,000	538,785
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue)	9.50	7-1-2039	2,500,000	2,748,200
Idaho Housing & Finance Association Series A (Miscellaneous Revenue)	6.13	7-1-2038	1,500,000	1,577,040
Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	7-1-2015	5,000	5,017
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Mortgages Insured)	6.15	1-1-2028	50,000	50,178
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	7-1-2014	130,000	132,222
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	420,000	420,966

				20,212,568

Illinois : 13.46%
Aurora IL Series B (Tax Revenue)	5.85	12-30-2013	1,775,000	1,806,932
Chicago IL Board of Education CAB City Colleges (GO, National/FGIC Insured) ¤	0.00	1-1-2025	5,000,000	3,149,400
Chicago IL Board of Education CAB School Reform Series A (GO, National/FGIC Insured) ¤	0.00	12-1-2023	7,500,000	5,069,400
Chicago IL Board of Education CAB School Reform Series A (GO, National/FGIC Insured) ¤	0.00	12-1-2020	1,000,000	799,980
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National/FGIC Insured) ¤	0.00	12-1-2030	39,000,000	18,227,820
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National/FGIC Insured) ¤	0.00	12-1-2028	15,390,000	8,022,038
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.96	12-1-2034	30,655,000	30,655,000
Chicago IL Board of Education Series A (GO, AGM Insured) ##	5.00	12-1-2042	30,000,000	32,211,300
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,000,000	1,112,310
Chicago IL CAB Project & Refunding Series A (GO, National Insured) ±	5.56	1-1-2021	3,060,000	3,394,672
Chicago IL CAB Project & Refunding Series C (GO, AGM-CR Insured) ¤	0.00	1-1-2026	7,360,000	4,379,789
Chicago IL CAB Series A (GO, National/FGIC Insured) ¤	0.00	1-1-2027	3,755,000	2,099,683
Chicago IL CAB Series A (GO, National/FGIC Insured) ¤	0.00	1-1-2028	5,515,000	2,901,276
Chicago IL CAB Series A (GO, National/FGIC Insured) ¤	0.00	1-1-2029	4,080,000	2,026,618
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-2019	500,000	452,085
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,450,000	16,827,251
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	6,274,889
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	7-1-2020	112,544	80,986
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,265,000	6,331,900
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,543,188
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	1,115,000	1,311,831
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,730,590
Illinois Finance Authority Charter Schools Series A (Miscellaneous Revenue)	6.88	10-1-2031	2,000,000	2,288,140
Illinois Finance Authority Charter Schools Series A (Miscellaneous Revenue)	7.13	10-1-2041	1,300,000	1,509,391
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00	5-15-2013	1,300,000	1,301,222

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Muncipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00%	5-15-2014	$1,000,000	$1,004,520
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	9-1-2018	1,100,000	1,127,137
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	5.35	7-1-2027	305,000	262,495
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,925,550
Illinois Finance Authority Rest Haven Christian Service Project Series C (Health Revenue) ø	0.82	11-15-2034	6,145,000	6,145,000
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	5,000,000	5,388,600
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,292,480
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12-20-2041	4,070,000	4,237,277
Illinois Series 1 (GO, National/FGIC Insured)	6.00	11-1-2026	3,000,000	3,606,390
Illinois Series A (GO)	4.00	9-1-2019	5,000,000	5,349,350
Illinois Series A (GO)	4.00	1-1-2021	1,250,000	1,341,275
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	21,000,000	21,000,000
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	5,830,909
Illinois (GO)	5.00	8-1-2018	15,135,000	17,369,531
Illinois (GO)	5.00	1-1-2022	1,750,000	1,883,805
Illinois (GO)	5.00	1-1-2023	1,000,000	1,067,300
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,911,929
Illinois (GO)	5.00	8-1-2025	4,000,000	4,399,720
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,475,000	7,777,588
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,965,757
Illinois State (GO)	5.50	1-1-2030	2,900,000	3,478,724
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.49	1-1-2031	33,000,000	33,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.55	1-1-2031	7,000,000	7,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.48	1-1-2016	10,000,000	10,000,000
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,431,019
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	4,049,012
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,063,633
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	6,842,954
Lake County IL Community Consolidated School District #24 Millburn CAB (GO, National/FGIC Insured) ¤	0.00	12-1-2015	1,745,000	1,633,407
Lake County IL Community Consolidated School District #38 CAB (GO, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	3,301,813
Lake County IL School District #24 Millburn CAB (GO, National/FGIC Insured) ¤	0.00	1-1-2024	2,000,000	1,282,920
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2016	1,115,000	1,022,957
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	455,000	404,604
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	4,075,000	3,479,602
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	550,780
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	968,713
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	960,000	701,549
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National/FGIC Insured) ¤	0.00	2-1-2020	910,000	735,699
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, National/FGIC Insured) ¤	0.00	1-1-2019	765,000	647,756
McHenry & Kane Counties IL Community School District #158 CAB (GO, AGM-CR/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,342,301

10

Wells Fargo Advantage Muncipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
McHenry & Kane Counties IL Community School District #158 CAB (GO, National/FGIC Insured) ¤	0.00%	1-1-2021	$2,100,000	$1,612,989
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project (Tax Revenue, National/FGIC Insured) ¤	0.00	6-15-2029	20,400,000	10,056,996
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	7,400,000	4,150,438
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2024	6,850,000	4,567,991
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2025	15,360,000	9,822,720
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2025	6,600,000	4,136,418
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, National Insured) ¤	0.00	6-15-2028	29,980,000	15,764,084
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	509,324
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	3,100,000	3,113,237
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,200,613
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	3-1-2031	1,500,000	1,264,200
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,410,000	1,507,445
Tazewell County IL School District #51 (GO, National/FGIC Insured)	9.00	12-1-2023	555,000	859,007
Town of Cicero IL Series A (GO, XLCA Insured)	5.25	1-1-2016	2,000,000	2,119,200
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2025	765,000	487,542
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,401,461
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,373,413
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,766,240
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National/FGIC Insured) ¤	0.00	11-1-2023	1,500,000	1,027,410

				434,072,475

Indiana : 1.96%
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	8-1-2039	2,000,000	2,305,380
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series 2013A (IDR)	5.00	7-1-2035	7,500,000	7,918,575
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2040	9,400,000	9,758,610
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,351,432
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-2037	6,000,000	6,505,080
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-2027	2,000,000	2,166,580
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	3,027,283
Indianapolis IN Local Public Improvement Bond Bank ROC 11-R-1179 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.37	1-1-2017	24,825,000	24,825,000
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	7-15-2028	3,030,000	1,718,980
Zionsville IN Community School Building Corporation CAB Series B (Miscellaneous Revenue, State Aid Withholding Insured) ¤	0.00	1-15-2029	3,020,000	1,653,420

				63,230,340

Kansas : 0.53%
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	9-1-2026	900,000	585,648

11

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Muncipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Kansas (continued)
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) ±	6.70%	6-1-2029	$155,000	$157,263
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12-1-2036	405,000	427,473
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien Series A (Tax Revenue) ¤	0.00	6-1-2021	24,025,000	15,890,588

				17,060,972

Kentucky : 0.40%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,396,870
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	5,848,523
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, National Insured) ±	5.95	10-1-2017	4,580,000	4,732,651

				12,978,044

Louisiana : 1.39%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,415,000	2,535,484
Louisiana Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	5-15-2030	1,450,000	1,462,688
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	1,700,000	1,987,368
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,612,020
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	6-1-2018	770,000	907,691
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	6-1-2019	320,000	386,758
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.28	11-1-2040	30,000,000	30,000,000

				44,892,009

Maine : 0.30%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	8,650,000	9,694,834

Maryland : 0.12%
Howard County MD COP Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	299,000	407,086
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	7-1-2022	1,000,000	1,001,880
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	7-1-2021	500,000	501,125
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-2031	255,000	258,930
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	9-1-2015	1,775,000	1,850,739

				4,019,760

Massachusetts : 1.94%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-2031	2,150,000	2,642,415
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-2039	3,900,000	4,788,147
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	3,180,000	3,619,985
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	1,315,000	1,318,564

12

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00%	1-1-2028	$3,175,000	$3,642,678
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,710,760
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,357,840
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.00	7-1-2038	25,000,000	24,735,000
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12-1-2034	100,000	101,132
Massachusetts Water Resources Authority Series D Class 6 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.42	8-1-2025	11,565,000	11,565,000

				62,481,521

Michigan : 6.31%
Detroit MI City School District (GO, AGM/Q-SBLF Insured)	5.00	5-1-2019	6,950,000	7,556,318
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	2,855,000	3,122,314
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,465,773
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,335,599
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,000,000	1,441,280
Detroit MI Sewage Disposal Refunding Revenue Senior Lien Series C-1 (Water & Sewer Revenue, National/FGIC Insured)	6.50	7-1-2024	1,510,000	1,789,078
Detroit MI Sewage Disposal Revenue Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	5,000,000	5,273,750
Detroit MI Sewage Disposal Revenue Senior Lien Series C (Water & Sewer Revenue, National /FGIC Insured)	5.25	7-1-2016	2,210,000	2,448,702
Detroit MI Sewer Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	20,890,531
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,517,413
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2022	3,225,000	3,401,569
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2023	3,340,000	3,515,317
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2024	3,650,000	3,825,602
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2025	2,000,000	2,089,300
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2026	2,080,000	2,167,318
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2021	3,085,000	3,313,259
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,500,000	1,602,990
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	11,586,780
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2019	2,540,000	2,561,717
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	6.50	10-1-2020	225,000	248,726
Michigan Finance Authority Limited Obligation Holly Academy (Miscellaneous Revenue)	8.00	10-1-2040	1,175,000	1,409,636
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	445,000	486,381
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,258,863
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,481,383
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.90	12-1-2030	2,000,000	2,087,500
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	5.25	11-1-2015	195,000	202,398

13

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	6.25%	11-1-2020	$440,000	$483,842
Michigan Finance Authority Series A (Health Revenue)	5.00	1-1-2040	2,300,000	2,534,991
Michigan Finance Authority Sparrow Hospital Obligation Group (Health Revenue)	5.00	11-15-2036	2,000,000	2,191,960
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2022	4,000,000	4,513,120
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2023	10,000,000	10,567,000
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	162,195
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	146,370
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	590,073
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,820,830
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,541,538
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,587,563
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,217,955
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	1,014,990
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	453,047
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	100,673
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	315,000	282,684
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	62,087
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	155,000	122,354
Michigan PFOTER Series 4711 (Tax Revenue, AGM/Q-SBLF Insured, Dexia Credit Local LIQ) 144Aø	0.54	5-1-2029	59,855,000	59,855,000
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue)	8.75	9-1-2039	3,500,000	2,884,105
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue) 144A	6.50	9-1-2037	2,000,000	1,418,500
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Miscellaneous Revenue)	8.50	9-1-2029	1,500,000	1,249,050
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-2036	1,222,500	1,261,229
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	890,000	896,230
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.38	12-1-2030	2,085,000	2,364,473
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.63	12-1-2039	4,170,000	4,765,351
Michigan Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-2014	500,000	536,895
Michigan Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,478,352
Star International Academy Michigan (Miscellaneous Revenue)	2.40	3-1-2014	140,000	140,574
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	101,141
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	203,586
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	102,769
Star International Academy Michigan (Miscellaneous Revenue)	5.00	3-1-2022	1,350,000	1,425,843
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National/FGIC Insured)	5.00	12-1-2016	1,115,000	1,267,644

				203,423,511

14

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.18%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00%	8-1-2038	$750,000	$798,488
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2013	1,715,000	1,714,074
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2014	2,165,000	2,144,476
St. Paul MN Housing & RDA Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	5.00	9-1-2027	1,000,000	1,008,190

				5,665,228

Mississippi : 0.32%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10-1-2022	450,000	440,343
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR) ø	0.14	11-1-2035	10,000,000	10,000,000

				10,440,343

Missouri : 0.94%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,770,844
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,850,000	3,066,657
Missouri HEFA Rockhurst University Series A (Education Revenue)	6.50	10-1-2035	1,565,000	1,782,707
Ozark MO COP Community Center Project (Miscellaneous Revenue)	5.00	9-1-2026	460,000	466,955
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	827,543
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,713,720
St. Charles County MO Public Water Supply District #2 COP Series A (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	12-1-2033	13,350,000	13,350,000
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,375,000	1,883,280
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,329,800

				30,191,506

Nevada : 0.49%
Clark County NV Airport Jet Project Series C (Airport Revenue, Ambac Insured)	5.38	7-1-2019	3,000,000	3,034,350
Clark County NV Economic Development Bishop Gorman High School Project (Education Revenue, Bank of America NA LOC) ø	0.17	12-1-2041	10,000,000	10,000,000
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	2,650,000	2,784,143

				15,818,493

New Hampshire : 0.04%
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,080,696
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	78,395

				1,159,091

New Jersey : 8.46%
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National/FGIC Insured) ±	4.90	10-1-2040	3,715,000	3,890,571
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.72	3-1-2028	49,085,000	49,131,631
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.92	2-1-2018	3,000,000	3,117,480

15

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey EDA Series I (Miscellaneous Revenue) ±	1.67%	9-1-2027	$12,500,000	$12,506,500
New Jersey HEFAR Series 1 (Education Revenue)	5.00	12-1-2018	15,000,000	16,906,050
New Jersey HEFAR Series 1 (Education Revenue)	5.00	12-1-2020	10,205,000	11,588,492
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2027	290,000	306,266
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	2,650,000	2,957,029
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.32	6-1-2016	36,495,000	36,495,000
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, Ambac/FHA Insured)	5.40	11-1-2017	970,000	972,095
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05	11-1-2017	815,000	829,377
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11-1-2013	2,530,000	2,538,400
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11-1-2014	840,000	843,184
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	5-1-2020	185,000	185,444
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70	11-1-2020	340,000	340,796
New Jersey PFOTER Series 4712 (Transportation Revenue, Dexia Credit Local LIQ) 144Aø	0.54	12-15-2022	28,175,000	28,175,000
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National Insured/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.54	9-1-2027	31,245,000	31,245,000
New Jersey Transportation System CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	38,490,000	22,239,522
New Jersey Transportation System Series A (Miscellaneous Revenue, National/FGIC Insured)	5.75	6-15-2025	10,000,000	12,773,100
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	12,389,070
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,790,910
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	1,500,000	1,760,010
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,949,814
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,527,796
Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	11,445,000	11,423,941

				272,882,478

New Mexico : 0.05%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	1,105,000	1,190,505
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	4-1-2013	375,000	374,978

				1,565,483

New York : 7.14%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	1,120,000	1,121,411
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue)	8.25	2-1-2041	10,005,000	10,982,388
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.31	12-1-2029	6,000,000	6,000,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35	12-1-2029	5,260,000	5,260,000
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,988,000
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,983,811
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.93	5-1-2018	3,460,000	3,433,393

16

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Dormitory Authority Series B (Tax Revenue)	5.75%	3-15-2036	$10,000,000	$12,011,100
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.47	7-1-2026	4,300,000	4,341,452
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,612,532
New York Local Government Assistance Corporation Sub Lien Series A (Tax Revenue, AGM GO of Corporation Insured) ±(m)(n)	0.14	4-1-2017	125,000	121,563
New York NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.16	8-1-2027	10,000,000	10,000,000
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.20	1-1-2036	14,000,000	14,000,000
New York NY Municipal Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	14,021,610
New York NY Municipal Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,903,450
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	17,050,000	17,050,000
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	23,735,000	23,735,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2033	12,500,000	12,500,000
New York NY Sub Series H-2 (GO, Dexia Credit Local LOC) ø	0.19	1-1-2036	3,815,000	3,815,000
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured)	5.75	1-15-2039	2,500,000	2,931,425
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2023	19,800,000	19,800,000
New York Urban Development Corporation COPS James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	16,000,000	15,975,360
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2014	915,000	968,903
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	798,573
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	78,183
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,000,840
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	10,000,000	10,158,900
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	546,385
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	547,830
Westchester County NY IDAG Kendal on Hudson Project (Health Revenue) ø	0.80	1-1-2034	12,860,000	12,860,000
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	6-1-2024	2,380,000	2,706,917

				230,254,026

North Carolina : 0.12%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,435,438
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,469,200

				3,904,638

Ohio : 0.59%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,638,015
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,355,719
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	610,000	713,993
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	155,000	161,468
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,966,375
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	2,745,000	2,996,332

17

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, Ambac Insured)	5.00%	2-15-2018	$4,020,000	$4,181,242
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,943,035

				18,956,179

Oklahoma : 0.42%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	2,352,902	2,431,630
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	5,000,000	5,768,550
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	5,550,000	5,279,160

				13,479,340

Oregon : 0.10%
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2017	1,145,000	1,297,915
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2021	385,000	444,513
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2022	250,000	286,360
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-2014	1,100,000	1,106,061

				3,134,849

Pennsylvania : 5.99%
Allegheny County PA Airport Authority Pittsburg International Airport (Airport Revenue, National/IBC/FGIC Insured) ±	5.00	1-1-2016	1,410,000	1,535,631
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,784,075
Allegheny County PA Hospital Development Authority West Pennsylvania Health System Project Series A (Health Revenue)	5.00	11-15-2013	6,775,000	5,826,500
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue)	7.50	12-15-2029	2,235,000	2,300,620
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.82	5-1-2037	15,000,000	15,000,000
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.62	11-1-2039	20,000,000	20,195,200
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-2027	2,000,000	2,095,960
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	1,015,000	1,015,142
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	425,000	426,679
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,110,000	2,111,393
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,500,000	16,045,020
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,175,000	18,814,437
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	3,980,000	5,686,982
Delaware Valley PA Regional Financial Authority Series 1985-B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.19	12-1-2020	21,600,000	21,600,000
Delaware Valley PA Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.84	6-1-2027	6,400,000	5,214,080
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.94	6-1-2037	1,500,000	1,036,290
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	10,000,000	10,050,300

18

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00%	12-1-2033	$4,875,000	$4,884,896
Luzerne County PA Series E (GO, FSA Insured)	8.00	11-1-2027	135,000	164,325
McKeesport PA Area School District CAB (GO, National /State Aid Withholding Insured) ¤	0.00	10-1-2025	1,000,000	579,980
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	899,690
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	5,750,000	5,972,640
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National/FGIC/MUN Government Guaranty Insured) ¤	0.00	12-1-2024	3,790,000	2,317,433
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National/FGIC/MUN Government Guaranty Insured) ¤	0.00	12-1-2025	3,790,000	2,180,880
Pennsylvania Turnpike Commission ROC RR-II-R-11995 (Tax Revenue, Citibank NA LIQ) 144Aø	0.24	12-1-2019	7,330,000	7,330,000
Pennsylvania Turnpike Commission Series B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	7-15-2041	10,000,000	10,000,000
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	12-1-2015	1,625,000	1,758,396
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	12-1-2016	680,000	751,407
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.25	8-1-2017	3,340,000	3,784,253
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue)	6.00	12-15-2027	300,000	324,276
Pittsburgh PA Water & Sewer Authority First Lien Series D-2 (Water & Sewer Revenue, AGM Insured, PNC Bank NA SPA) ø	0.28	9-1-2040	5,000,000	5,000,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2022	2,000,000	2,346,440
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2024	3,000,000	3,429,300
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00	1-1-2021	4,600,000	5,078,170
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,500,000	1,613,730

				193,154,125

Puerto Rico : 5.05%
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue, AGM Insured) ±	0.73	7-1-2029	38,475,000	27,912,458
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue) ±	0.91	7-1-2031	14,510,000	10,209,962
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.60	7-1-2020	3,010,000	2,562,533
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.13	12-1-2027	1,850,000	1,945,220
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,217,005
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	1,070,000	1,312,462
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	6,441,482
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.57	7-1-2033	56,895,000	56,895,000
Puerto Rico Public Buildings Authority Government Facilities Project Series C (Miscellaneous Revenue, IBC Insured)	5.50	7-1-2013	900,000	908,226
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	1,845,000	2,051,068
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.27	8-1-2057	46,360,000	46,360,000

19

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
University of Puerto Rico Series Q (Education Revenue)	5.00%	6-1-2016	$460,000	$472,291
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2017	2,550,000	2,601,383

				162,889,090

Rhode Island : 0.20%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,339,636
Rhode Island Health & Educational Building Corporation Northern Rhode Island Community Project (Health Revenue, Bank of America NA LOC) ø	0.26	6-1-2037	3,010,000	3,010,000

				6,349,636

South Carolina : 1.50%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	7.00	12-1-2013	290,000	295,336
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12-1-2018	1,780,000	1,883,916
Berkeley County SC School District Installment Lease Securing Assets for Education (Miscellaneous Revenue)	5.25	12-1-2024	1,760,000	1,815,669
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	5-1-2017	400,000	490,244
Charleston SC Educational Excellence Finance Corporation Charleston County (Miscellaneous Revenue) (h)	10.00	12-1-2013	15,000,000	16,614,000
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,521,264
Cherokee County SC Scago Educational Facilities Corporation for Colleton School District (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2015	150,000	166,584
Columbia SC Parking Facilities (Transportation Revenue, Ambac Insured)	5.88	12-1-2013	540,000	542,408
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	1,281,290	1,243,915
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	1,385,405	1,287,388
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	106,979
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	107,618
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	101,142
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	198,059	97,574
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	215,428	98,987
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	255,522	111,009
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	270,213	105,410
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,030,581	702,269
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	8,447,671	410,641
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	11,252,590	166,763
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,384,072	48,277
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	7,632,322	38,009
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,221,231

20

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00%	12-1-2022	$905,000	$1,013,003
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,753,003
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	3,107,270
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	835,430
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	273,565
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2014	290,000	303,584
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	2,390,000	2,609,378
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10-1-2031	1,035,000	483,045

				48,554,911

South Dakota : 0.72%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-2019	2,000,000	1,721,360
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60	5-1-2020	1,440,000	1,213,949
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,156,007
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	853,305
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2013	90,000	90,027
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,290,000	1,219,747
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	4-1-2013	320,000	320,128
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,613,717
South Dakota HEFA Sanford Health Project Series E (Health Revenue)	5.00	11-1-2042	12,750,000	14,045,145

				23,233,385

Tennessee : 2.72%
Metropolitan Nashville TN Airport Authority Aero Nashville LLC Project (Airport Revenue)	5.20	7-1-2026	320,000	347,450
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	39,335,000	39,335,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	13,115,000	13,115,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	6,300,000	7,363,314
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	2,485,000	2,812,573
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,430,000	1,671,127
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	2,500,000	2,901,775
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,000,000	5,658,200
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	7,105,000	8,081,298
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	5,680,000	6,397,214

				87,682,951

21

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas : 6.52%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Miscellaneous Revenue)	7.75%	8-15-2041	$2,000,000	$2,302,380
Brazos TX Harbor Industrial Development Corporation Dow Chemical Company Project (IDR) ±	5.90	5-1-2038	6,150,000	6,986,154
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National/FGIC Insured) ¤	0.00	1-1-2016	440,000	438,671
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,300,420
Dallas TX Independent School District School Building (GO, PSF-GTD Insured)	6.38	2-15-2034	10,000,000	12,290,000
Decatur TX Hospital Authority Wise Regional Health System Series A (Health Revenue)	6.38	9-1-2042	2,175,000	2,235,900
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12-1-2035	11,000,000	14,660,800
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, National Insured)	6.00	6-1-2013	500,000	504,875
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	977,449
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2014	1,000,000	1,084,180
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,575,532
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	2-15-2017	620,000	692,304
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	6.25	8-15-2021	5,550,000	6,151,287
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	7.50	8-15-2041	6,500,000	7,578,480
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-2032	2,300,000	2,433,906
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	3,500,000	3,637,900
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	5-15-2037	5,000,000	5,489,550
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	105,784
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Lease Revenue)	6.00	8-15-2032	620,000	651,812
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Lease Revenue)	6.00	8-15-2042	2,330,000	2,439,743
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,880,011
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,078,480
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	802,425
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	505,479	531,643
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	249,878	260,158
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,516,004
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	11,111,760
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	6,715,000	7,867,428
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,285,000	10,887,498
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.89	9-15-2017	6,045,000	6,011,148
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	22,569,475

22

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00%	12-15-2023	$11,250,000	$12,482,438
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2027	1,850,000	1,996,039
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2030	7,000,000	7,471,240
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.00	12-15-2016	450,000	500,211
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2019	1,450,000	1,686,452
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2024	5,195,000	6,119,294
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.59	9-15-2017	19,380,000	19,259,650
Texas Municipal Gas Acquisition & Supply Corporation Series C (Utilities Revenue) ±	0.88	9-15-2027	5,000,000	4,174,350
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00	9-1-2015	40,000	39,496
Texas PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	2-15-2018	1,515,000	1,597,871
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.49	4-1-2026	15,250,000	15,250,000
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) ±	6.35	10-1-2034	718,436	736,979

				210,367,177

Utah : 0.57%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11-15-2021	1,370,000	1,412,977
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue)	5.75	2-15-2022	800,000	847,648
Utah Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue)	8.50	7-15-2046	6,480,000	7,494,898
Utah Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	7-15-2030	2,105,000	2,353,664
Utah Charter School Finance Authority Oquirrh Mountain Charter School Project (Miscellaneous Revenue)	8.00	7-15-2041	3,910,000	4,352,886
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) 144A	6.38	6-1-2037	1,920,000	1,932,499

				18,394,572

Vermont : 0.73%
Burlington VT International Airport Project Series A (Airport Revenue)	5.00	7-1-2022	6,150,000	6,562,727
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.28	12-3-2035	16,800,000	16,920,456

				23,483,183

Virgin Islands : 1.09%
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	4,000,000	4,460,800
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	5,750,000	6,714,505
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2018	435,000	457,768
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	300,000	315,333
Virgin Islands PFA Series B (Tax Revenue)	5.00	10-1-2025	5,150,000	5,627,766
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,926,390
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2022	7,000,000	7,682,360

				35,184,922

Virginia : 0.45%
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	2,075,747

23

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia (continued)
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00%	3-1-2019	$1,590,000	$1,615,901
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,481,895
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,165,659
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	500,000	501,785
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	7-15-2017	1,000,000	1,002,070
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,824,000	200,366
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,310,000	1,166,830
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	1,796,000	1,824,664
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue, FNMA LIQ)	5.10	2-1-2014	170,000	170,520
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,131
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	940,000	918,239
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	1,400,000	1,469,552
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	1,010,000	1,060,177

				14,683,536

Washington : 0.24%
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	2,060,000	2,167,099
Washington Health Care Facilities Central Washington Health Services (Health Revenue)	7.00	7-1-2039	5,000,000	5,751,150

				7,918,249

West Virginia : 0.09%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	221,824
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,614,953

				2,836,777

Wisconsin : 1.16%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-2015	295,000	295,150
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-2025	1,765,000	1,765,459
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-2035	1,565,000	1,565,219
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	2,800,000	2,837,380
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,430,000	15,455,684
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,000,000	1,138,280
Wisconsin HEFA Froedtert Health Series A (Health Revenue)	5.00	4-1-2042	5,440,000	5,997,926
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	7,000,000	6,685,000
Wisconsin Public Finance Authority Voyager Foundation Incorporated Project Series A (Education Revenue)	6.20	10-1-2042	1,815,000	1,860,811

				37,600,909

Wyoming : 0.07%
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	592,605

24

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wyoming (continued)
Wyoming CDA (Education Revenue)		6.50%	7-1-2043	$1,600,000	$1,816,432
					2,409,037

Total Municipal Obligations (Cost $3,049,854,788)					3,212,500,630

Short-Term Investments : 0.08%

		Yield		Shares
Investment Companies : 0.06%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		1,858,939	1,858,939

				Principal
U.S. Treasury Securities : 0.02%

U.S. Treasury Bill #(z)		0.06	6-20-2013	$700,000	699,899

Total Short-Term Investments (Cost $2,558,840)					2,558,838

Total investments in securities (Cost $3,052,413,628)*	99.67%				3,215,059,468

Other assets and liabilities, net	0.33				10,792,973

Total net assets	100.00%				$3,225,852,441

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)	Underlying security in inverse floater structure
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(x)	Inverse floating rate security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield tomaturity at time of purchase.
*	Cost for federal income tax purposes is $3,053,096,365 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$175,956,512
Gross unrealized depreciation	(13,993,409)

Net unrealized appreciation	$161,963,103

25

Wells Fargo Advantage Municipal Bond Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$3,200,414,907	$12,085,723	$3,212,500,630

Short-term investments
Investment companies	1,858,939	0	0	1,858,939
U.S. Treasury securities	699,899	0	0	699,899

	$2,558,838	$3,200,414,907	$12,085,723	$3,215,059,468

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(188,070)	$0	$0	$(188,070)
+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of March 31, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At March 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at March 31, 2013	Unrealized losses
6-19-2013	200 Short	30-Year U.S. Treasury Bonds	$28,893,750	$(162,880)
6-19-2013	100 Short	10-Year U.S. Treasury Notes	13,198,438	(25,190)

2

Wells Fargo Advantage North California Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.93%

Guam : 3.48%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$1,000,000	$1,106,690
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,327,120
Guam Power Authority Series A (Utilities Revenue)	5.00	10-1-2034	1,000,000	1,098,110

				4,531,920

North Carolina : 80.76%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,364,170
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,911,900
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,766,410
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	946,623
Charlotte NC Certifications Partner Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,225,313
Charlotte NC COP Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,373,150
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,916,705
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,104,339
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12-1-2020	3,450,000	3,463,110
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	12-1-2019	1,185,000	1,452,455
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,201,180
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,192,190
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2021	850,000	1,031,832
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	610,000	741,351
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2023	270,000	324,462
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	712,968
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue)	5.00	10-1-2017	2,745,000	3,090,458
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	2,000,000	2,174,820
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,226,340
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,370,920
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,974,420
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue, State Appropriations Insured)	5.00	5-1-2026	3,000,000	3,494,880
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	2,000,000	2,244,940
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	2,028,542
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,725,000	2,925,506
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	5,070,000	5,362,539
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,276,020
North Carolina Medical Care Commission Health System (Health Revenue)	5.00	11-15-2026	1,000,000	1,131,780
North Carolina Medical Care Commission Healthcare Facilities (Health Revenue, JPMorgan Chase & Company SPA) ø	0.15	11-1-2034	4,000,000	4,000,000
North Carolina Medical Care Commission Healthcare Facilities (Health Revenue)	5.00	1-1-2018	500,000	576,340
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	1,095,000	1,105,282
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	1,026,130
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	2,048,920
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,534,680
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	441,121

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage North California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00%	6-1-2032	$500,000	$568,915
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,035,210
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, Ambac Insured)	5.38	10-1-2014	1,700,000	1,704,607
North Carolina Medical Care Commission Wake Forest Baptist (Health Revenue)	5.00	12-1-2022	1,925,000	2,397,106
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,242,838
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,723,151
North Carolina Port Authority Series B (Port Authority Revenue)	5.00	2-1-2025	3,540,000	3,999,846
North Carolina Raleigh Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,721,715
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,000,000	1,133,320
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,162,650
Raleigh Durham NC Airport Series C (Airport Revenue, U.S. Bank NA LOC) ø	0.13	5-1-2036	2,000,000	2,000,000
Raleigh NC Combined Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	4,300,000	4,722,862
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, National/FGIC Insured)	5.00	6-1-2022	1,000,000	1,073,920
Wake County NC Industrial Facilities & PCFA (IDR)	5.38	2-1-2017	5,000,000	5,038,900
Wilmington NC COP (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,888,233

				105,175,069

Puerto Rico : 6.64%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.73	7-1-2029	6,000,000	4,352,820
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	1,765,000	1,874,183
Puerto Rico Industrial Tourist Educational Refunding University Sacred Heart Project (Education Revenue)	4.00	10-1-2025	955,000	917,660
Puerto Rico Municipal Finance Agency Series A (GO, AGM Insured)	5.25	8-1-2014	1,500,000	1,505,100

				8,649,763

Tennessee : 2.66%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,191,992
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,274,820

				3,466,812

Virgin Islands : 5.39%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	4,092,584
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,500,000	2,919,350
				7,011,934

Total Municipal Obligations (Cost $119,547,946)				128,835,498

	Yield		Shares
Short-Term Investments : 0.04%

Investment Companies : 0.04%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		52,384	52,384

Total Short-Term Investments (Cost $52,384)				52,384

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Total investments in securities (Cost $119,600,330)*	98.97%	$128,887,882

Other assets and liabilities, net	1.03	1,343,918

Total net assets	100.00%	$130,231,800

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $119,600,330 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,562,170
Gross unrealized depreciation	(274,618)

Net unrealized appreciation	$9,287,552

3

Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$128,835,498	$0	$128,835,498

Short-term investments
Investment companies	52,384	0	0	52,384

	$52,384	$128,835,498	$0	$128,887,882

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1or Level 2.

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.69%

Florida : 0.48%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Financial Guaranty Corporation Insured)	5.50%	10-1-2030	$1,000,000	$1,039,580

Guam : 0.76%
Guam Power Authority Series A (Utilities Revenue)	5.00	10-1-2034	1,500,000	1,647,165

Ohio : 0.93%
Ohio Water Development Authority Various Loan Fund Notes Series 2012-13 (Water & Sewer Revenue) ±	0.52	7-15-2035	2,000,000	2,000,140

Pennsylvania : 90.23%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,195,340
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,513,360
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2030	1,880,000	2,148,445
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,522,624
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series A-3 (Health Revenue)	5.25	11-1-2024	225,000	264,785
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.62	11-1-2039	2,000,000	2,019,520
Bethlehem PA Water Authority (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2016	1,500,000	1,581,825
Bucks County PA IDA Lane Charter School Project Series A (Miscellaneous Revenue) 144A	4.88	3-15-2027	1,700,000	1,740,545
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65	12-15-2017	595,000	627,136
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-2027	2,370,000	2,483,713
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	1,245,000	1,245,174
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	600,038
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,710,340
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,151,450
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,325,916
Dauphin County PA (GO, XLCA Insured)	5.00	11-15-2022	1,000,000	1,119,810
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,505,000	3,509,837
Delaware County PA IDA Chester Community Charter School Series A (Miscellaneous Revenue)	5.00	8-15-2020	1,795,000	1,690,118
Delaware Valley PA Regional Finance Authority MSTR Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144A±	0.16	6-1-2027	500,000	500,000
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	8-1-2028	4,390,000	5,106,360
Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	7-1-2017	2,000,000	2,286,720
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,958,300
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	1,500,000	1,507,545
Latrobe PA IDA Saint Vincent College Project (Education Revenue)	5.38	5-1-2024	1,280,000	1,282,266
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2014	1,130,000	1,158,849

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00%	12-15-2015	$1,085,000	$1,107,969
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/GO of Hospital Insured)	7.00	7-1-2016	1,570,000	1,724,975
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,507,780
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,830,829
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	1,460,000	1,604,248
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	948,473
Monroeville PA Finance Authority (Health Revenue)	5.00	2-15-2042	1,500,000	1,642,095
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,912,092
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,243,620
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,419,880
Montgomery County PA IDA New Regulatory Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	985,000	1,180,976
Montgomery County PA Industrial Development Jefferson Health System Series A (Health Revenue)	4.00	10-1-2021	700,000	794,374
Montgomery County PA Industrial Development Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	3,500,000	4,025,140
New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	6-1-2025	2,560,000	2,509,824
Northampton County PA Refunding Series B (GO)	5.00	10-1-2030	1,000,000	1,176,150
Octorara PA School District (GO, AGM/State Aid Withholding Insured)	4.25	6-1-2023	2,105,000	2,350,127
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12-1-2030	1,000,000	1,001,240
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	850,000	864,008
Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Health Revenue, National Insured)	5.88	11-15-2021	1,130,000	1,130,791
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,236,394
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,556,443
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,435,000	1,589,019
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,483,090
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,500,000	1,689,840
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-2030	500,000	565,330
Pennsylvania HEFAR Thomas Jefferson University Project (Education Revenue)	5.00	3-1-2032	500,000	560,185
Pennsylvania HEFAR Widener University (Education Revenue)	5.25	7-15-2024	2,000,000	2,023,440
Pennsylvania HEFAR Widener University (Education Revenue)	5.40	7-15-2036	4,500,000	4,553,145
Pennsylvania Housing Finance Agency Single Family Mortgage Series 106-B (Housing Revenue, GO of Agency Insured)	4.50	10-1-2024	5,010,000	5,380,439
Pennsylvania Housing Finance Agency Single Family Mortgage Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,958,955
Pennsylvania Housing Finance Agency Single Family Mortgage Series 112 (Housing Revenue)	5.00	4-1-2028	4,385,000	4,721,110
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National/FGIC/AGM Insured) ¤	0.00	12-1-2022	1,200,000	830,544
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National/FGIC/AGM Insured) ¤	0.00	12-1-2023	3,790,000	2,459,217
Pennsylvania Higher Educational Refunding Drexel University (Education Revenue)	5.00	5-1-2030	500,000	569,385

2

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Refunding Drexel University (Education Revenue)	5.00%	5-1-2031	$625,000	$708,431
Pennsylvania Higher Educational Refunding Drexel University (Education Revenue)	5.00	5-1-2032	500,000	562,380
Pennsylvania State University Series A (Education Revenue, GO of University Insured)	5.00	3-1-2023	3,000,000	3,443,880
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,498,080
Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12-1-2031	2,000,000	2,144,240
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	4,202,730
Philadelphia IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	8-15-2017	720,000	751,356
Philadelphia PA IDA Architecture and Design Charter School Project (Education Revenue)	5.25	3-15-2023	1,000,000	996,910
Philadelphia PA IDA First Philadelphia Charter Series A (Miscellaneous Revenue)	5.63	8-15-2025	3,540,000	3,634,270
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.13	11-15-2020	1,820,000	1,910,654
Philadelphia PA IDA Global Leadership Academy Project (Miscellaneous Revenue)	5.75	11-15-2030	250,000	260,630
Philadelphia PA IDA Series A (Miscellaneous Revenue)	5.30	9-15-2027	5,150,000	5,202,839
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Miscellaneous Revenue)	7.50	5-1-2031	1,285,000	1,442,914
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2016	2,400,000	2,473,416
Philadelphia PA School District (GO, State Aid Withholding Insured)	5.00	9-1-2021	1,395,000	1,656,451
Philadelphia PA School District Refunding Series 2010C (GO, State Aid Withholding Insured)	5.00	9-1-2018	3,000,000	3,507,030
Philadelphia PA School District Refunding Series A (GO, State Aid Withholding Insured)	5.00	6-1-2024	1,425,000	1,616,720
Philadelphia PA Water & Waterwaste Series A (Water & Sewer Revenue)	5.00	11-1-2028	2,000,000	2,333,020
Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,330,000
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	12-1-2025	2,500,000	2,598,275
Pittsburgh PA Series A (GO)	5.00	9-1-2026	1,000,000	1,151,320
Saint Mary Hospital Authority Pennsylvania Catholic Health East Project Series B (Health Revenue)	5.00	11-15-2016	975,000	1,034,602
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,544,960
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM/State Aid Withholding Insured)	5.00	9-15-2026	875,000	997,439
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,712,750
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,201,357
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,741,802

				195,059,599

Puerto Rico : 2.59%
Puerto Rico Electric Power Authority Refunding Libor Series UU (Utilities Revenue, AGM Insured) ±	0.73	7-1-2029	6,000,000	4,352,820
Puerto Rico Highway Transportation (Tax Revenue, AGM Insured)	4.95	7-1-2026	1,175,000	1,247,686

				5,600,506

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
South Carolina : 1.65%

Charleston SC Educational Excellence Finance Corporation Charleston County (Miscellaneous Revenue) (h)		5.25%	12-1-2025	$3,230,000	$3,577,548

Virgin Islands : 3.05%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)		5.00	10-1-2029	2,000,000	2,191,040
Virgin Islands PFA Series B (Miscellaneous Revenue)		5.00	10-1-2025	4,000,000	4,405,680

					6,596,720

Total Municipal Obligations (Cost $203,661,607)					215,521,258

		Yield		Shares
Short-Term Investments : 0.01%
Investment Companies : 0.01%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		22,938	22,938

Total Short-Term Investments (Cost $22,938)					22,938

Total investments in securities (Cost $203,684,545)*	99.70%				215,544,196

Other assets and liabilities, net	0.30				648,223

Total net assets	100.00%				$216,192,419

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(h)	Underlying security in inverse floater structure
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $203,818,942 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,348,219
Gross unrealized depreciation	(622,965)

Net unrealized appreciation	$11,725,254

4

Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$215,521,258	$0	$215,521,258

Short-term investments
Investment companies	22,938	0	0	22,938

	$22,938	$215,521,258	$0	$215,544,196

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.26%
Financials : 0.26%
Diversified Financial Services : 0.26%
Twins Ballpark LLC ±144A	1.08%	10-1-2034	$14,500,000	$14,500,000

Total Corporate Bonds and Notes (Cost $14,500,000)				14,500,000

Municipal Obligations : 98.43%
Alabama : 0.56%
Birmingham AL Airport Authority (Airport Revenue)	3.00	7-1-2013	1,245,000	1,252,694
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55	11-15-2038	15,000,000	14,999,400
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2014	5,840,000	6,072,023
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	3,068,169
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	4,000,000	4,099,320
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00	9-1-2013	380,000	387,577
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±(i)(s)	5.00	7-1-2037	2,555,000	1,536,040

				31,415,223

Alaska : 1.35%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	16,500,000	16,500,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	25,815,000	25,815,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	33,120,000	33,120,000
Alaska Student Loan Corporation Series A2 (Education Revenue)	5.00	6-1-2014	500,000	525,765

				75,960,765

Arizona : 0.75%
Arizona Department of Administration Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2013	1,750,000	1,792,158
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	7-1-2015	4,225,000	4,530,806
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	7-1-2014	4,590,000	4,866,961
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, National Insured)	5.25	7-1-2015	2,300,000	2,329,854
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-2024	18,525,000	18,571,313
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,875,000	1,906,950
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00	7-1-2013	2,000,000	2,024,040
Pima County AZ IDA Constellation Schools Project (Miscellaneous Revenue)	6.38	1-1-2019	2,345,000	2,457,279
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50	12-1-2013	575,000	581,176
Verrado AZ Community Facilities District # 1 (GO)	4.85	7-15-2014	775,000	787,780
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20	7-1-2013	1,220,000	1,224,563
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30	7-1-2014	1,382,000	1,403,407

				42,476,287

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas : 0.00%

Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90%	12-1-2024	$95,000	$94,024

California : 6.64%
Alameda County CA COP CAB (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2014	2,185,000	2,084,490
Alameda County Corridor Transportation Authority CAB Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2016	8,685,000	8,101,281
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00	9-1-2014	1,570,000	1,555,462
California HFFA Catholic Healthcare Series A (Health Revenue)	4.00	3-1-2014	3,375,000	3,490,493
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	6,025,000	6,359,930
California HFFA Series 3239 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	11-15-2031	25,000,000	25,000,000
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.35	8-1-2037	53,925,000	52,931,702
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11-1-2038	5,000,000	5,016,900
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	1-1-2014	450,000	451,364
California Refunding Series B (GO) ±	0.87	5-1-2017	7,000,000	7,011,970
California Series B (GO) ±	1.02	5-1-2018	6,000,000	6,012,900
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.50	8-1-2027	33,845,000	33,845,000
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11-1-2013	140,000	141,280
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, National /FGIC Insured)	5.20	10-1-2015	475,000	482,016
Chula Vista CA Elementary School Building Projects COPS Series A (Miscellaneous Revenue, AGM Insured) %%	5.00	9-1-2017	1,765,000	2,041,876
Chula Vista CA Elementary School Building Projects COPS Series A (Miscellaneous Revenue, AGM Insured) %%	5.00	9-1-2018	1,985,000	2,335,809
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,570,000	3,216,784
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	995,000	1,019,756
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Miscellaneous Revenue)	3.00	12-1-2013	940,000	951,731
Gilroy CA Unified School District BAN (GO)	5.00	4-1-2013	1,210,000	1,210,484
Golden State Tobacco Securitization Corporation California Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00	6-1-2013	5,575,000	5,607,781
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø	0.57	6-1-2047	31,160,000	31,160,000
Golden State Tobacco Securitization Corporation Tobacco Settlement ROC Series RR-II- R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) ø	0.57	6-1-2035	3,055,000	3,055,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	35,100,000	36,509,265
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,700,000	18,772,974
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, FSA Insured, Dexia Credit Local LIQ) ø144A	0.54	7-15-2026	27,560,000	27,560,000
Kirkwood Meadows CA Public Utility District (Utilities Revenue)	4.50	5-1-2013	3,165,000	3,170,222
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	800,000	849,512
Los Angeles CA Regional Airports Authority (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,120,000	1,205,848
Metropolitan Water District of Southern California Waterworks Series B-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.47	7-1-2035	11,085,000	11,085,000
Monterey County CA COP Refinancing Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2013	800,000	809,496
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.84	7-1-2019	6,025,000	5,634,399
Oakland CA Unified School District (GO, National/FGIC Insured)	5.00	8-1-2016	3,030,000	3,332,667

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50%	5-1-2014	$870,000	$876,769
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	8-15-2013	3,070,000	3,095,051
Riverside CA Community College District Election of 2004 Series C (GO, AGM/National Insured, Bank of America NA LIQ) ø	0.26	8-1-2032	6,920,000	6,920,000
Sacramento County CA Sanitation Districts Financing Authority Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.16	12-1-2035	9,000,000	9,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,841,723
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	2-15-2014	4,310,000	4,482,141
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	2-15-2015	4,525,000	4,879,353
San Francisco CA Building Authority Civic Center Project Series A (Miscellaneous Revenue)	5.00	12-1-2013	1,000,000	1,031,910
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	6-1-2014	790,000	809,892
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,675,155
San Jose CA Airport Authority Series A1 (Airport Revenue)	3.50	3-1-2014	1,000,000	1,027,090
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,332,905
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-2016	7,900,000	8,159,199
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144Aø	0.15	8-1-2031	5,000,000	5,000,000
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	490,945
Upland CA COP San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	2,051,635
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	1,000,000	1,050,650
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2013	750,000	764,775
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2014	1,000,000	1,074,150
Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00	6-1-2013	3,000,000	3,024,450

				373,601,185

Colorado : 0.28%
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	7,615,000	8,733,415
Denver CO City & County Airport Various Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.34	11-15-2025	3,400,000	3,400,000
Holland Creek CO Metropolitan District (Water & Sewer Revenue, Bank of America NA LOC) ø	0.16	6-1-2041	3,600,000	3,600,000

				15,733,415

Connecticut : 2.03%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,302,070
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,686,853
Connecticut Series A (GO) ±	0.65	4-15-2016	5,000,000	5,030,550
Connecticut Series A (GO) ±	0.67	3-1-2019	2,000,000	2,001,760
Connecticut Series A (GO) ±	0.77	3-1-2020	7,000,000	7,010,360
Connecticut Series A (GO) ±	0.80	4-15-2017	4,600,000	4,623,322
Connecticut Series A (GO) ±	0.89	5-15-2017	17,000,000	17,030,430
Connecticut Series A (GO) ±	1.04	5-15-2018	17,740,000	17,778,496
Connecticut Series A (GO) ±	1.07	3-1-2017	12,795,000	12,912,202
Connecticut Series A (GO) ±	1.32	3-1-2018	13,500,000	13,657,005
Connecticut Series A (GO) ±	1.47	3-1-2019	21,500,000	21,722,740
Connecticut Series C (GO) ±	0.77	5-15-2016	5,000,000	5,034,750

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Series D (GO) ±	0.64%	9-15-2017	$1,500,000	$1,505,100
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	870,000	873,158
Naugatuck CT COP Incineration Facility Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	6-15-2015	305,000	307,650

				114,476,446

District of Columbia : 1.41%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.17	6-1-2040	12,000,000	12,000,000
District of Columbia HFA Series B (Housing Revenue)	5.63	6-1-2035	205,000	205,877
District of Columbia Income Tax Secured Refunding Series E (Tax Revenue) ±	0.87	12-1-2017	13,000,000	13,001,170
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	11-1-2042	18,200,000	18,200,000
District of Columbia Series 3164 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	4-1-2043	15,760,000	15,760,000
District of Columbia Water & Sewer Authority Public Utility District Series 3058X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	10-1-2039	9,130,000	9,130,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.70	10-1-2040	11,000,000	11,001,430

				79,298,477

Florida : 6.63%
Brevard County FL HCFR Refunding Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,332,421
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.77	6-1-2014	31,000,000	31,184,140
Citrus County FL COP (Miscellaneous Revenue, AGM Insured)	4.00	4-1-2013	2,170,000	2,170,608
Collier County FL IDA Redlands Christian Migrant (Education Revenue, Bank of America NA LOC) ø	0.26	12-1-2026	2,950,000	2,950,000
Cooper City FL Utility System CAB (Water & Sewer Revenue, AMBAC Insured) ¤	0.00	10-1-2013	395,000	384,900
Escambia County FL Utilities Authority (Utilities Revenue, National/FGIC Insured)	6.25	1-1-2015	1,290,000	1,349,740
Florida Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, AMBAC Insured)	5.00	3-1-2014	1,000,000	1,037,410
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	1,135,000	1,170,287
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	540,000	555,077
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25	12-1-2020	2,050,000	2,122,119
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,000,000	15,041,250
Halifax FL Hospital Medical Center Series A (Health Revenue)	5.25	6-1-2016	1,000,000	1,125,710
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	5,100,173
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-2013	1,000,000	1,017,090
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-2015	3,365,000	3,607,516
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10-1-2016	7,325,000	7,997,435
Hillsborough County FL IDA Tampa General Hospital Series B (Health Revenue, AMBAC Insured)	5.25	10-1-2015	2,790,000	2,860,392
Jacksonville FL IDR University of Florida Health Science Center (Miscellaneous Revenue, Branch Banking & Trust LOC) ø	0.15	7-1-2019	1,900,000	1,900,000
Jacksonville FL Sales Refunding Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,343,400
Lakeland FL Energy System (Utilities Revenue) ±	1.22	10-1-2014	38,000,000	38,322,240
Lee County FL Airport Refunding Series A (Airport Revenue, AGM Insured)	5.00	10-1-2014	3,000,000	3,198,600

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Manatee County FL HFA Single Family Sub Series 2 (Housing Revenue, GNMA Insured)	6.50%	11-1-2023	$75,000	$76,134
Marion County FL School Board Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	6-1-2014	325,000	341,390
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,042,570
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,576,635
Miami Beach FL Health Facilities Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,924,055
Miami Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	20,551,519
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.17	8-1-2026	9,600,000	9,600,000
Miami FL Refunding Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,507,900
Miami Gardens FL COP Series A1 (Miscellaneous Revenue)	4.00	6-1-2013	1,055,000	1,060,739
Miami Gardens FL COP Series A1 (Miscellaneous Revenue)	5.00	6-1-2014	1,095,000	1,144,636
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,129,230
Miami-Dade County FL Expressway Authority (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.32	7-1-2018	3,500,000	3,500,000
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.86	8-1-2028	39,550,000	39,550,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2013	480,000	485,554
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2014	500,000	519,090
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	653,345
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A2 (Health Revenue, National Insured) ±	4.55	8-1-2046	1,850,000	1,871,072
Miami-Dade County FL School Board COP (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,562,512
Miami-Dade County FL School Board COP (Miscellaneous Revenue) ±	5.00	5-1-2032	17,000,000	19,034,050
Miami-Dade County FL School Board COP (Miscellaneous Revenue, National/FGIC Insured)	5.25	10-1-2015	4,000,000	4,263,040
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	7,434,363	7,612,268
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00	10-1-2013	1,000,000	1,017,570
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2014	1,710,000	1,811,352
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	2,077,898
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2013	1,450,000	1,483,727
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2014	1,000,000	1,061,740
Orange County FL IDA Various Central Florida Kidney Centers (IDR, SunTrust Bank LOC) ø	0.17	12-1-2020	1,000,000	1,000,000
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2013	655,000	665,559
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2014	3,000,000	3,185,790
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,847,025
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	677,532
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.57	8-1-2029	26,000,000	26,000,000
Pinellas County FL Health Facilities Authority (Health Revenue, SunTrust Bank LOC) ø	0.17	7-1-2034	5,080,000	5,080,000
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2014	535,000	545,930

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00%	1-1-2015	$1,935,000	$2,013,658
Polk County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,285,203
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue)	5.20	7-1-2017	755,000	785,600
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	1,400,000	1,456,182
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-2014	835,000	869,719
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	1,005,054
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2017	14,865,000	15,922,199
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,695,000	6,122,068
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, National Insured) ¤	0.00	6-1-2013	2,600,000	2,597,712
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, National Insured) ¤	0.00	6-1-2014	1,645,000	1,630,277
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	7-1-2014	2,780,000	2,883,750
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	5,175,481
Sunshine FL Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	2,865,000	3,255,070
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-2013	1,000,000	1,024,120
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,778,075
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,982,826
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,062,080
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	11,072,400

				373,151,844

Georgia : 0.72%
Atlanta GA Airport Revenue ROC Series R-11893 (Airport Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.32	1-1-2026	10,000,000	10,000,000
Burke County GA Development Authority PCR Oglethorpe Power Corporation Vogtle (Resource Recovery Revenue, AGM Insured) ±(m)(n)	0.36	1-1-2020	3,575,000	3,378,375
Dalton GA School District Equipment Lease Purchase (GO)	4.20	8-1-2013	208,577	209,836
Dalton GA School District Lease Number Series B (GO)	4.20	8-1-2013	77,228	77,403
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-2014	1,495,000	1,597,721
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2017	6,590,000	7,369,070
Georgia Main Street Natural Gas Incorporated Project Series B (Utilities Revenue)	5.00	3-15-2018	3,050,000	3,438,967
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,536,730
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer (Resource Recovery Revenue, AGM Insured) ±(m)(n)	0.36	1-1-2020	2,950,000	2,787,750
Pike County GA School District (GO, AMBAC /State Aid Withholding Insured)	5.70	2-1-2016	820,000	866,240
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2013	2,000,000	2,046,460
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2014	3,000,000	3,194,010
Richmond County GA Development Authority (IDR)	5.15	3-1-2015	2,000,000	2,145,500

				40,648,062

Guam : 0.07%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	360,000	372,902
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-2014	1,845,000	1,906,512

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Guam (continued)
Guam Government Hotel Occupancy Series A (Tax Revenue)	4.13%	11-1-2015	$750,000	$792,383
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	994,239

				4,066,036

Idaho : 0.00%

Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	205,000	207,446

Illinois : 10.59%
Branch Banking and Trust Municipal Trust Class C (Miscellaneous Revenue, Rabobank Nederland LOC) 144Aø	0.72	2-1-2016	18,875,000	18,875,000
Branch Banking and Trust Municipal Trust Class D (Miscellaneous Revenue, Rabobank Nederland LOC) ø	0.87	12-1-2017	13,745,000	13,745,000
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.96	12-1-2034	33,530,000	33,530,000
Chicago IL Board of Education Dedicated Series C1 (GO) ±	1.07	3-1-2032	39,000,000	39,040,170
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.22	3-1-2032	33,000,000	33,069,630
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00	12-1-2014	360,000	377,510
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM/Housing & Urban Development Loan Insured)	5.00	7-1-2013	2,580,000	2,609,077
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM/Housing & Urban Development Loan Insured)	5.00	7-1-2014	2,265,000	2,384,864
Chicago IL Motor Fuel Tax (Tax Revenue, AMBAC Insured)	5.38	1-1-2014	330,000	342,184
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2017	2,265,000	2,598,340
Chicago IL Series A2 (GO, AMBAC Insured)	5.50	1-1-2018	10,300,000	11,894,749
Chicago IL Transit Authority Capital Grant Receipts Federal Transit Administration Series 5307B (Miscellaneous Revenue, AMBAC Insured)	5.25	6-1-2013	2,430,000	2,449,975
Chicago IL Transit Authority Capital Grants Receipts Unrefunded Federal Transit Administration Series 5307B (Miscellaneous Revenue, AMBAC Insured)	5.00	6-1-2017	3,065,000	3,461,887
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, FSA-CR/AMBAC Insured, Dexia Credit Local LIQ) 144Aø	0.50	1-1-2022	9,930,000	9,930,000
Cicero IL Series A (GO, XLCA Insured)	5.00	1-1-2014	1,335,000	1,367,093
Cicero IL Series A (GO, XLCA Insured)	5.00	1-1-2015	2,725,000	2,864,983
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.00	12-15-2013	4,195,000	4,260,274
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.50	12-15-2014	2,540,000	2,647,315
Cook County IL Revenue Adjusted Catholic Theological Union (Miscellaneous Revenue, RBS Citizens NA LOC) ø	0.23	2-1-2035	9,200,000	9,200,000
Illinois (GO)	5.00	9-1-2015	1,885,000	2,001,022
Illinois (GO)	5.00	9-1-2016	10,000,000	10,609,600
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	5-15-2014	4,500,000	4,662,270
Illinois Development Finance Authority Adventist Health System (Health Revenue, National Insured) ±	5.50	11-15-2013	200,000	205,962
Illinois Educational Facilities Authority Field Museum National History Project (Miscellaneous Revenue, JPMorgan Chase Bank LOC, GO of Corporation Insured) ø	0.11	11-1-2032	13,900,000	13,900,000
Illinois Finance Authority Advocate Health Sub Series C3B (Health Revenue) ±	4.38	11-1-2038	3,500,000	3,661,735
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	7-1-2042	4,000,000	4,076,240
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2013	670,000	670,201
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2014	655,000	675,980
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	586,030
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2013	8,000,000	8,041,520
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2014	3,250,000	3,369,828
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	945,432

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Finance Authority Xavier University (Education Revenue, Bank of America NA LOC) ø	0.17%	10-1-2033	$6,645,000	$6,645,000
Illinois First Series (GO, AGM Insured)	5.50	5-1-2015	4,500,000	4,920,435
Illinois Housing Development Authority (Housing Revenue)	5.00	8-1-2028	2,835,000	2,997,531
Illinois Prerefunded Balance Series A (GO)	5.00	10-1-2016	1,800,000	1,843,128
Illinois Refunding (GO)	5.00	1-1-2018	1,715,000	1,954,054
Illinois Refunding (GO, AMBAC Insured)	5.00	11-1-2018	10,650,000	11,336,286
Illinois Regional Transit Authority MSTR Series 55 Class A (Miscellaneous Revenue, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.15	11-1-2021	8,965,000	8,965,000
Illinois Series 2010 (GO)	5.00	1-1-2016	11,225,000	12,365,797
Illinois Series 2012 (GO)	5.00	8-1-2017	10,000,000	11,426,700
Illinois Series A (GO)	3.00	1-1-2018	2,050,000	2,145,428
Illinois Series A (GO)	4.00	1-1-2016	10,470,000	11,245,199
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	66,200,000	66,200,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.49	1-1-2031	40,000,000	40,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.49	1-1-2031	26,200,000	26,200,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.55	1-1-2031	25,000,000	25,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	6,040,112
Illinois Unemployment Insurance Series B (Tax Revenue)	4.00	6-15-2020	10,000,000	10,426,500
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,426,103
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	15,000,000	17,296,500
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,500,000	9,345,835
Illinois Unrefunded Balance (GO)	5.00	10-1-2016	3,200,000	3,272,288
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	1-1-2015	500,000	521,640
Lake County IL Community Consolidated School District (GO, National Insured)	8.70	1-1-2016	1,075,000	1,228,446
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National/FGIC Insured) ¤	0.00	12-1-2016	4,975,000	4,639,486
Lake County IL Forest Preservation District Series A (GO) ±	0.64	12-15-2016	1,925,000	1,914,124
Metropolitan Pier & Exposition Authority CAB McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,595,540
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue, GO of Authority Insured) ±	0.45	6-1-2025	16,530,000	16,530,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2014	1,565,000	1,618,304
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,157,395
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	689,204
Springfield IL Electric Revenue (Utilities Revenue, National Insured)	5.00	3-1-2018	6,000,000	6,654,840
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	8-15-2013	5,800,000	5,878,300
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	8-15-2014	6,275,000	6,565,846
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	918,766
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	635,000	691,305
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2014	925,000	949,466
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2015	1,800,000	1,898,406
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	483,990
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AMBAC Insured)	5.00	2-1-2014	1,250,000	1,290,600
Winnebago County IL School District #122 Harlem-Loves Park Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	1,290,000	1,286,878

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Winnebago County IL School District #122 Harlem-Loves Park Unrefunded Balance CAB (GO, AGM Insured) ¤	0.00%	1-1-2014	$2,310,000	$2,299,882

				595,918,185

Indiana : 2.89%
Boone County IN Redevelopment District BAN (Tax Revenue)	4.00	5-15-2013	4,325,000	4,330,709
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, National Insured)	5.00	8-1-2013	2,000,000	2,026,820
Indiana Education Facilities Authority CAB (Education Revenue, National Insured) ¤	0.00	2-1-2015	400,000	387,544
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding Balance (Health Revenue)	5.00	3-1-2014	1,810,000	1,870,146
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-2015	1,895,000	2,018,270
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	1.68	11-15-2031	70,710,000	71,984,194
Indiana Finance Authority Hospital Revenue Deaconess Hospital Series B (Health Revenue, Bank of America NA LOC) ø	0.13	3-1-2039	25,000,000	25,000,000
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2014	1,000,000	1,020,340
Indiana Finance Authority Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,280,590
Indiana Finance Authority Revenue Ohio River Bridges (IDR)	5.00	1-1-2019	22,000,000	24,521,200
Jasper County IN PCR Northern Series B (IDR, National Insured)	5.20	6-1-2013	4,500,000	4,529,925
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	623,250
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	300,000	314,409
Petersburg IN PCR Refunding Industry Power and Light (IDR, National Insured)	5.40	8-1-2017	1,000,000	1,150,580
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) ±	4.88	2-1-2035	10,000,000	10,148,400
Zionsville IN Community Schools Building Corporation Floaters Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA/State Aid Withholding Insured, Dexia Credit Local LIQ) ø	0.35	1-15-2025	11,435,000	11,435,000

				162,641,377

Iowa : 0.19%
Iowa Finance Authority Health Facilities (Health Revenue, AGM Insured)	3.13	8-15-2014	1,000,000	1,031,330
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	4,915,000	5,505,488
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12-1-2013	4,300,000	4,378,346

				10,915,164

Kansas : 0.45%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) ±	5.25	12-1-2023	12,500,000	12,504,500
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±	5.38	9-1-2035	5,000,000	5,000,000
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2013	250,000	254,253
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2014	650,000	674,733
Olathe KS Recreational Facilities Various YMCA (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	11-1-2018	2,495,000	2,495,000
Wichita KS Facilities Improvement Series 3-A (Health Revenue)	5.00	11-15-2013	1,750,000	1,799,228
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00	11-15-2013	2,280,000	2,344,136

				25,071,850

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 0.45%
Allen County KY Camp Courageous Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17%	12-1-2025	$13,500,000	$13,500,000
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	2-1-2014	1,000,000	1,028,630
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2014	1,230,000	1,235,437
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2015	2,710,000	2,721,436
Kentucky EDFA Saint Elizabeth Series A (Health Revenue)	4.00	5-1-2013	1,500,000	1,504,830
Louisville & Jefferson Counties KY Metro Sewer District Series B (Water & Sewer Revenue)	4.00	5-15-2013	5,360,000	5,386,318

				25,376,651

Louisiana : 4.12%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,833,280
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.94	2-1-2046	46,000,000	46,001,840
England LA Sub District # 1 (Miscellaneous Revenue, National /FGIC Insured)	5.00	8-15-2013	1,130,000	1,148,532
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.87	5-1-2043	40,500,000	40,518,630
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2013	1,500,000	1,525,590
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2014	1,500,000	1,573,680
Louisiana PFA Christus Health Series C3 (Health Revenue, AGM Insured)	5.00	7-1-2013	4,445,000	4,495,940
Louisiana PFA Hospital Franciscan Series B (Health Revenue)	5.00	7-1-2013	2,830,000	2,862,205
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National/FGIC Insured)	5.00	6-1-2016	1,000,000	1,112,190
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-2015	1,120,000	1,182,899
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,074,090
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,981,696
New Orleans LA Master Lease (GO) (i)	5.25	1-1-2018	14,192,463	14,894,422
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,416,837
Saint Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,554,638
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.28	11-1-2040	49,435,000	49,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.28	11-1-2040	28,020,000	28,020,000

				231,631,469

Maine : 0.14%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-2014	3,135,000	3,202,528
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.63	12-1-2013	2,755,000	2,816,932
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.95	12-1-2014	1,760,000	1,860,056

				7,879,516

Maryland : 1.06%
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.55	12-1-2017	5,000,000	5,000,000
Maryland Health & HEFA John Hopkins Health Series B (Health Revenue) ±	1.29	5-15-2042	12,500,000	12,697,500
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97	5-15-2038	22,500,000	22,613,175

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland (continued)
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97%	5-15-2038	$19,500,000	$19,598,085

				59,908,760

Massachusetts : 1.60%
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue, GO of Institution Insured)	5.00	7-1-2015	1,000,000	1,079,730
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,745,003
Massachusetts Development Finance Agency Revenue Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	534,805
Massachusetts Development Finance Agency Revenue Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	541,040
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	1-1-2014	2,385,000	2,419,535
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,980,000	2,050,112
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00	11-15-2013	1,680,000	1,728,972
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	751,919
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.00	7-1-2038	40,000,000	39,576,000
Massachusetts Municipal Securitization Trust Receipts Class A (GO, Societe Generale LOC, FGIC Insured, Societe Generale LIQ) ø	0.16	5-1-2037	7,845,000	7,845,000
Massachusetts Series A (GO) ±	0.64	9-1-2016	4,000,000	4,000,000
Massachusetts Series A (GO) ±	0.65	2-1-2014	12,070,000	12,091,847
Massachusetts Series A (GO) ±	0.78	2-1-2015	3,350,000	3,350,000
Massachusetts Various Consolidated Loan Series D (GO) ±	0.55	1-1-2018	9,500,000	9,505,130
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAD-TCR GO of Authority Insured)	5.25	12-1-2015	1,420,000	1,527,082

				89,746,175

Michigan : 3.24%
Detroit MI Capital Improvement Limited Tax Series A1 (GO)	5.00	4-1-2013	4,500,000	4,497,705
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2014	1,150,000	1,202,751
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC/Q-SBLF Insured)	5.00	5-1-2013	2,750,000	2,761,110
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.35	5-1-2030	14,970,000	14,970,000
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, National Insured)	5.00	9-30-2013	3,070,000	3,130,264
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-2015	1,120,000	1,160,902
Detroit MI Sewer Disposal System Refunding Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	2,470,000	2,638,133
Detroit MI Sewer Disposal System Refunding Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	3,975,000	4,216,044
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2018	1,450,000	1,612,545
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	5,000,000	5,251,000
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, National Insured) ±	5.50	7-1-2013	2,900,000	2,933,988
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, National Insured) ±	5.50	7-1-2016	1,000,000	1,115,880
Detroit MI Sewer Disposal System Refunding Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2016	12,535,000	14,038,323
Detroit MI Sewer Disposal System Refunding Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.50	7-1-2013	450,000	455,274
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2016	3,000,000	3,230,850

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00%	7-1-2014	$785,000	$832,775
Detroit MI Sewer Disposal System Senior Lien Series C (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2018	3,650,000	3,983,355
Detroit MI Water & Sewerage Disposal System Deutsche Bank Spears/Lifers Series 1084X (Water & Sewer Revenue) 144Aø	0.37	1-1-2020	9,000,000	9,000,000
Detroit MI Water & Sewerage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,420,000	1,489,097
Detroit MI Water & Sewerage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2015	1,000,000	1,074,630
Detroit MI Water Supply System (Water & Sewer Revenue, National/FGIC Insured)	6.50	7-1-2015	1,720,000	1,862,812
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2018	9,700,000	11,265,192
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2013	6,405,000	6,471,292
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2017	1,455,000	1,604,850
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured) ±	4.25	7-1-2016	1,000,000	1,081,140
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2017	6,400,000	7,008,896
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2013	1,235,000	1,247,881
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2018	5,000,000	5,361,050
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	1,000,000	1,010,550
Detroit MI Water Supply System Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2013	1,265,000	1,278,004
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,342,663
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,100,000	1,200,793
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,208,922
Flint MI International Academy Public School Project (Miscellaneous Revenue)	5.00	10-1-2017	1,195,000	1,244,843
Huron Valley MI School District (GO, National Insured/Small Business Lending Fund Insured)	5.00	5-1-2015	2,965,000	3,231,198
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) ±	5.25	1-15-2047	3,000,000	3,118,800
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	16,070,000	16,818,862
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	863,760
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,730,941
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,680,630
Michigan Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00	5-15-2013	1,435,000	1,443,768
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,102,840
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	2,995,000	3,170,208
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25	5-1-2015	990,000	1,021,185
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2013	275,000	275,723
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2016	415,000	440,747
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	12-1-2013	225,000	228,233
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.75	12-1-2014	3,555,000	3,708,612
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	5-1-2014	80,000	80,751
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2013	300,000	300,789

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan State Building Authority Series I (Miscellaneous Revenue, AGM Insured)	5.25%	10-15-2014	$2,500,000	$2,568,675
Michigan State Strategic Fund Obligation Dow Chemical Series B2 (IDR)	6.25	6-1-2014	6,000,000	6,362,940
Wayne County MI Airport Authority (Airport Revenue)	4.00	12-1-2013	5,000,000	5,119,550
Wayne County MI Airport Authority (Airport Revenue, AGC-ICC/MBIA-RE/FGIC Insured)	5.00	12-1-2015	1,110,000	1,231,845
Wayne County MI Airport Authority (Airport Revenue)	5.00	12-1-2015	1,290,000	1,431,603
Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, National/FGIC Insured)	5.00	12-1-2013	3,365,000	3,468,137

				182,183,311

Minnesota : 1.49%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,292,651
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2013	515,000	522,540
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2014	530,000	548,592
Duluth MN Seaway Port Authority Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	5-1-2013	900,000	902,889
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.13	10-1-2031	1,715,000	1,715,000
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	8-15-2014	1,200,000	1,259,460
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	803,895
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	657,804
Minneapolis & St. Paul MN Housing & RDA Children’s Hospitals Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.23	8-15-2037	33,150,000	33,150,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±(m)(n)	0.17	11-15-2017	8,400,000	8,043,000
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13	11-15-2013	1,935,000	1,992,489
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,229,744
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	14,455,000	14,734,560
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA) ø	0.14	11-1-2029	15,310,000	15,310,000
Minnesota HEFAR St. Thomas University Series 5Z (Education Revenue, U.S. Bank NA LOC) ø	0.12	10-1-2029	900,000	900,000

				84,062,624

Mississippi : 0.45%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR) ø	0.14	12-1-2030	17,600,000	17,600,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25	5-1-2014	950,000	956,061
Mississippi Various Refunding Capital Improvements Projects Series D (GO) ±	0.65	9-1-2017	7,000,000	7,007,630

				25,563,691

Missouri : 0.56%
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.25	4-1-2013	500,000	500,170
Missouri Development Finance Board Refunding and Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	542,435
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	5-1-2038	2,000,000	2,019,240

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured) ±	5.25%	7-1-2017	$1,100,000	$1,100,374
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2014	1,295,000	1,337,528
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,479,981
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	2,114,561
Sikeston MO Electrical Revenue (Utilities Revenue, National Insured)	6.00	6-1-2013	2,145,000	2,164,584
St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, National/FGIC Insured)	6.00	7-1-2013	50,000	50,627
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,074,600
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,105,310
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.35	7-1-2026	17,910,000	17,910,000

				31,399,410

Montana : 0.04%
Forsyth MT PCR PacifiCorp Project (IDR, JPMorgan Chase & Company LOC) ø	0.16	1-1-2018	2,135,000	2,135,000
Montana Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12-1-2013	110,000	112,091

				2,247,091

Nebraska : 0.25%
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	2,025,000	2,130,887
Central Plains Nebraska Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2015	10,930,000	11,682,640

				13,813,527

Nevada : 0.66%
Clark County NV Airport Revenue Jet Aviation Fuel Tax Series A (Airport Revenue, Citibank NA LIQ) 144Aø	0.32	1-1-2018	11,250,000	11,250,000
Clark County NV Airport Revenue Jet Aviation Fuel Tax Series A (Airport Revenue) %%	5.00	7-1-2019	1,000,000	1,167,930
Clark County NV Airport Revenue Jet Aviation Fuel Tax Series A (Airport Revenue) %%	5.00	7-1-2020	1,000,000	1,177,310
Clark County NV Airport Revenue Jet Aviation Fuel Tax Series C (Airport Revenue, AMBAC Insured)	5.38	7-1-2020	650,000	657,443
Clark County NV Economic Development Bishop Gorman High School Project (Education Revenue, Bank of America NA LOC) ø	0.17	12-1-2041	6,435,000	6,435,000
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00	7-1-2013	2,000,000	2,024,300
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,864,836
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	5,303,641
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25	6-1-2013	1,225,000	1,234,273
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2014	1,260,000	1,271,882
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,549,230

				36,935,845

New Hampshire : 0.08%

New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	4,330,000	4,586,856

New Jersey : 5.23%
Atlantic City NJ Refunding Tax Appeal (Tax Revenue)	4.00	11-1-2016	1,255,000	1,346,113
Atlantic City NJ Refunding Tax Appeal (Tax Revenue)	4.00	11-1-2017	3,965,000	4,303,215
Casino Reinvestment Development Authority New Jersey Hotel Room Free Revenue (Miscellaneous Revenue, AMBAC Insured)	5.00	1-1-2015	2,310,000	2,444,765
Hudson County NJ COP (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,283,580

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
Jersey City NJ Refunding (GO, AGM/State Aid Withholding Insured)	4.00%	9-1-2017	$1,620,000	$1,794,442
New Jersey EDA Cigarette Tax Radian IBCC (Tobacco Revenue, Radian/IBCC Insured)	5.38	6-15-2014	3,500,000	3,717,315
New Jersey EDA Cigarette Tax Radian IBCC (Tobacco Revenue, Radian/IBCC Insured)	5.38	6-15-2015	8,325,000	9,246,911
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2016	10,000,000	11,169,100
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2017	18,520,000	21,089,465
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,323,897
New Jersey EDA School Facilities Construction Notes (Education Revenue) ±	1.02	2-1-2017	20,000,000	20,040,000
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.92	2-1-2018	38,000,000	39,488,080
New Jersey HFFA Catholic Health East (Health Revenue)	5.00	11-15-2013	2,000,000	2,058,260
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12-1-2013	10,340,000	10,511,851
New Jersey Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12-1-2013	5,000,000	5,150,350
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2013	1,285,000	1,295,164
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2014	5,555,000	5,836,527
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National /FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.54	9-1-2027	25,000,000	25,000,000
New Jersey PFOTER Series 4717 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.52	12-15-2022	37,965,000	37,965,000
New Jersey State Turnpike Authority Series C1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.40	1-1-2024	50,000,000	50,000,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2014	2,500,000	2,613,775
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,079,080
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.57	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	9-15-2016	5,105,000	5,589,567
New Jersey Transit Corporation Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	9-15-2015	1,000,000	1,111,530
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2015	1,450,000	1,529,141
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	560,000	605,478
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,156,895
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,804,646
North Jersey District Water Supply Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2015	1,000,000	1,009,080

				294,128,227

New Mexico : 0.20%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-2014	1,250,000	1,312,488
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-2015	875,000	938,621
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00	11-1-2016	2,100,000	2,297,463
New Mexico Educational Assistance Foundation Series A2 (Education Revenue, Guaranteed Student Loans Insured) ±	0.93	12-1-2028	5,670,000	5,640,516
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA Insured)	5.60	1-1-2039	600,000	644,676

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Mexico (continued)
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05%	7-1-2026	$200,000	$200,782

				11,034,546

New York : 14.16%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, National/FGIC Insured)	6.00	7-1-2013	355,000	359,672
Dutchess County NY Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	4.00	7-1-2013	1,295,000	1,305,826
Dutchess County NY Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	5.00	7-1-2014	1,085,000	1,141,930
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue) 144Aø	0.29	10-1-2035	5,000,000	5,000,000
Liberty Development Corporation New York Series 1251 (Miscellaneous Revenue) ø	0.29	10-1-2035	7,914,000	7,914,000
Long Island NY Power Authority Series 1A (Utilities Revenue, Bayerische Landesbank LOC) ø	0.21	5-1-2033	10,000,000	10,000,000
Long Island NY Power Authority Series 2B (Utilities Revenue, Bayerische Landesbank LOC) ø	0.19	5-1-2033	5,400,000	5,400,000
Long Island NY Power Authority Series 3A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.12	5-1-2033	16,700,000	16,700,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.31	12-1-2029	25,252,000	25,252,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35	12-1-2029	30,950,000	30,950,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ø	0.31	12-1-2029	15,140,000	15,140,000
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.36	12-1-2029	12,500,000	12,500,000
Metropolitan Transportation Authority New York Series G3 (Transportation Revenue) ±	0.84	11-1-2031	16,000,000	15,992,320
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	1.02	11-1-2018	32,600,000	32,671,394
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.98	11-1-2030	12,000,000	11,987,040
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2014	4,010,000	4,130,821
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2015	5,030,000	5,353,228
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	4,203,463
Monroe County NY Industrial Development Corporation (Health Revenue, FHA Insured) 144Aø	0.24	8-15-2040	7,235,000	7,235,000
Nassau County NY Local Economic Assistance Winthrop University Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,521,128
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,844,694
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.93	5-1-2018	15,045,000	14,929,304
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00	7-1-2014	1,200,000	1,269,912
New York Energy R&D Authority Electric and Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	19,500,000	19,856,655
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	40,500,000	39,843,900
New York NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.16	8-1-2027	32,000,000	32,000,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.20	8-1-2028	8,780,000	8,780,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.59	8-1-2021	19,000,000	19,026,220
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.20	1-1-2036	14,765,000	14,765,000
New York NY Housing Development Corporation MFHR Series L2 (Housing Revenue) ±	2.00	5-1-2045	13,000,000	13,071,760
New York NY IDA Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,415,758
New York NY IDA Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,169,200

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20%	6-15-2032	$3,000,000	$3,000,000
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	31,000,000	31,000,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2033	26,215,000	26,215,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ±	0.20	11-1-2026	11,000,000	11,000,000
New York NY Sub Series F2 (GO) ±	4.40	12-15-2017	19,720,000	20,225,621
New York NY Sub Series G6 (GO, Mizuho Corporate Bank LOC) ø	0.14	4-1-2042	7,145,000	7,145,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.31	11-1-2022	26,285,000	26,285,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2023	20,000,000	20,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.18	8-1-2031	13,650,000	13,650,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,570,875
New York Urban Development Corporation COPS James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	26,000,000	25,959,960
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National/FGIC Insured)	5.25	10-1-2015	685,000	710,509
Oyster Bay NY BAN Series D (GO)	2.00	11-15-2013	38,495,000	38,859,163
Public Housing Capital Fund Trust I (Miscellaneous Revenue, Department of Housing & Urban Development Loan Insured) 144A	4.50	7-1-2022	12,333,526	13,114,978
Public Housing Capital Fund Trust II (Miscellaneous Revenue, Department of Housing & Urban Development Loan Insured) 144A	4.50	7-1-2022	5,205,909	5,511,027
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	10,450,000	10,616,051
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2016	1,000,000	1,129,620
Suffolk County NY Refunding Series B (GO)	4.00	10-1-2015	1,000,000	1,068,470
Suffolk County NY Tax Anticipation Note (GO)	2.00	8-14-2013	55,000,000	55,306,900
Syracuse NY Public Improvement Series B (GO, AGM Insured)	4.00	4-15-2014	850,000	879,784
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ±	0.19	1-1-2019	42,480,000	42,480,000
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B (Transportation Revenue) ±	0.79	1-1-2032	31,200,000	31,248,360
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,206,420
Westchester County NY Healthcare Corporation Series B (Health Revenue)	4.00	11-1-2014	1,700,000	1,784,439
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2014	4,815,000	5,130,142
Westchester County NY Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,308,340
Yonkers NY IDA Series A (GO)	5.00	10-1-2014	1,500,000	1,592,670
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,513,438
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,250,040

				796,492,032

North Carolina : 1.21%
Greensboro NC Enterprise System Revenue Series B (Miscellaneous Revenue, Bank of America NA SPA) ø	0.14	6-1-2026	10,000,000	10,000,000
New Hanover County NC Regional Medical Center Series 2005 B2 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.43	10-1-2023	5,435,000	5,435,000
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,597,950
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	11,499,600
North Carolina Medical Care Commission FirstHealth of Carolina Project Series A (Health Revenue, Branch Banking & Trust SPA) ø	0.16	10-1-2028	23,965,000	23,965,000

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue) ±	5.75%	12-1-2036	$11,100,000	$11,442,546

				67,940,096

North Dakota : 0.11%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,449,097
Ward County ND HCFA (Health Revenue)	5.25	7-1-2015	1,375,000	1,473,464

				5,922,561

Ohio : 1.50%
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12-1-2014	2,175,000	2,284,946
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,540,241
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,761,229
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,918,790
Garfield Heights OH Reform & Improvement Project (GO, AGM Insured)	3.00	12-1-2016	2,990,000	3,121,769
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,683,208
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue) ±	5.25	10-1-2038	5,500,000	5,670,060
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12-1-2038	2,000,000	2,059,040
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	34,300,000	34,381,291
Ohio Air Quality Development Authority First Energy Series A (IDR)	5.70	2-1-2014	2,500,000	2,585,725
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	1-15-2014	1,750,000	1,814,610
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-2039	2,050,000	2,221,237
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.37	7-1-2016	10,000,000	10,006,200
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ) ø	0.15	12-1-2030	9,480,000	9,480,000

				84,528,346

Oklahoma : 0.73%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	538,723	556,749
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.25	6-1-2019	12,400,000	11,794,880
Oklahoma Development Finance Authority Health System Integris Baptist Series A1 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20	8-15-2035	20,000,000	20,000,000
Oklahoma Development Finance Authority Health System Integris Baptist Series A2 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.15	8-15-2035	3,500,000	3,500,000
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25	6-1-2014	290,000	302,995
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	4,600,000	4,885,890

				41,040,514

Oregon : 0.04%
Multnomah County Oregon Hospital Facilities Authority Terwilliger Plaza (Health Revenue)	2.25	12-1-2015	800,000	812,880
Multnomah County Oregon Hospital Facilities Authority Terwilliger Plaza (Health Revenue)	4.00	12-1-2016	800,000	860,320

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon (continued)
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00%	3-15-2014	$750,000	$781,875

				2,455,075

Other : 0.35%

Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue, Rabobank Nederland LOC) 144Aø	0.99	8-1-2014	19,427,768	19,424,659

Pennsylvania : 8.33%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2014	1,350,000	1,396,548
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,076,290
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, National Insured)	5.75	1-1-2014	1,000,000	1,039,600
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series F (Health Revenue) ±	1.17	5-15-2038	13,000,000	13,014,820
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured) ±	4.35	12-1-2013	1,660,000	1,695,391
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.82	5-1-2037	11,495,000	11,495,000
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.33	8-1-2027	10,000,000	10,000,000
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10-1-2015	1,245,000	1,245,174
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,456,801
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,742,219
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	1,115,000	1,119,404
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	3,800,000	3,802,508
Delaware Valley PA Regional Finance Authority MSTR Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.16	6-1-2027	11,500,000	11,500,000
Delaware Valley PA Regional Finance Authority MSTR Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) 144Aø	0.16	6-1-2037	14,165,000	14,165,000
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.17	6-1-2042	47,040,000	47,040,000
Delaware Valley Pennsylvania Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.19	12-1-2020	27,400,000	27,400,000
Delaware Valley Pennsylvania Regional Financing Authority (Miscellaneous Revenue)	5.75	7-1-2017	21,150,000	24,418,098
Erie County PA Hospital Authority St. Mary’s Home Erie Project Series 2008-B (Health Revenue, Bank of America NA LOC) ø	0.17	7-1-2038	2,345,000	2,345,000
Erie County PA Hospital Authority St. Mary’s Home Erie Project Series A (Health Revenue, Bank of America NA LOC) ø	0.17	7-1-2038	6,400,000	6,400,000
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	8,880,000	8,924,666
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	14,795,000	14,825,034
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	7-1-2014	2,000,000	2,082,020
McKeesport PA Area School District CAB Series A (GO, AMBAC /State Aid Withholding Insured) ¤	0.00	10-1-2014	2,000,000	1,941,880
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	2-1-2014	1,880,000	1,949,823
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2014	2,955,000	3,127,513
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,505,000	2,752,444
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,552,823
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00	10-15-2013	6,135,000	6,263,099

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25%	10-15-2014	$900,000	$948,443
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2013	4,215,000	4,267,350
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2014	7,500,000	7,703,325
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12-1-2015	1,675,000	1,739,856
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	9-1-2013	4,250,000	4,288,633
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	255,000	259,202
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured) ±	0.66	7-1-2017	3,780,000	3,730,066
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	5-15-2014	3,970,000	4,176,837
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, FSA/State Aid Withholding Insured, Dexia Credit Local LIQ) ø	0.62	6-1-2023	15,880,000	15,880,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.72	12-1-2017	14,000,000	14,021,980
Pennsylvania Turnpike Commission Series B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ±	0.25	7-15-2041	10,000,000	10,000,000
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.89	6-1-2015	13,770,000	13,833,755
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.02	12-1-2013	15,000,000	15,058,650
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.17	12-1-2014	20,000,000	20,142,800
Pennsylvania Turnpike Commission Series D (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.30	7-15-2041	12,500,000	12,500,000
Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,166,422
Philadelphia PA 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2013	1,000,000	1,014,600
Philadelphia PA 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2014	4,045,000	4,260,113
Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,159,480
Philadelphia PA Gas Works 18th Series CIFG (Utilities Revenue, CIFC Insured)	5.00	8-1-2014	2,000,000	2,104,640
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10-1-2013	3,225,000	3,294,757
Philadelphia PA GO (GO)	4.00	8-1-2013	12,670,000	12,820,646
Philadelphia PA GO (GO, CIFC Insured)	5.00	8-1-2014	2,320,000	2,446,092
Philadelphia PA GO (GO)	5.00	8-1-2014	4,030,000	4,249,031
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,589,085
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,617,315
Philadelphia PA Housing Authority (Housing Revenue, AGM/HUD Insured)	5.25	12-1-2017	2,335,000	2,368,064
Philadelphia PA IDA Series A (Miscellaneous Revenue, National/FGIC Insured)	5.00	10-1-2013	5,625,000	5,726,363
Philadelphia PA Municipal Authority Lease (Miscellaneous Revenue)	4.00	4-1-2013	1,290,000	1,290,361
Philadelphia PA Municipal Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	5.25	5-15-2013	1,365,000	1,372,849
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2015	2,850,000	2,937,182
Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11-15-2016	1,280,000	1,319,155
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,082,190
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,528,139

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00%	4-15-2017	$1,500,000	$1,708,185
Philadelphia PA Refunding Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,456,770
Philadelphia PA School District Series A (GO, AMBAC/State Aid Withholding Insured)	5.00	8-1-2013	3,495,000	3,551,969
Philadelphia PA School District Series A (GO, AMBAC/State Aid Withholding Insured)	5.00	8-1-2015	10,105,000	11,109,134
Philadelphia PA School District Series A (GO, AMBAC/State Aid Withholding Insured)	5.00	8-1-2016	5,210,000	5,721,205
Philadelphia PA School District Series B (GO, AGM Insured/State Aid Withholding Insured)	5.00	6-1-2015	4,655,000	5,051,094
Pittsburgh PA Series A (GO)	3.00	9-1-2014	400,000	412,672
Pittsburgh PA Series A (GO)	4.00	9-1-2015	625,000	668,513
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	651,900
Pittsburgh PA Water & Sewer Authority First Lien Series B1 (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.28	9-1-2033	10,550,000	10,550,000
St. Mary Hospital Authority Pennsylvania Catholic Healthcare East Series B (Health Revenue)	5.00	11-15-2013	2,000,000	2,057,620
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2015	1,500,000	1,629,660
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2016	2,770,000	3,107,469
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue, State Intercept Insured)	5.00	4-1-2017	2,685,000	3,061,061
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	4,340,000	4,370,640
Westmoreland County PA CAB Series A (GO, National Insured) ¤	0.00	6-1-2013	1,170,000	1,168,467
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2014	1,380,000	1,436,939
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,531,217

				468,913,051

Puerto Rico : 1.76%
Puerto Rico Commonwealth Highway & Transportation Authority PFOTER 3189 (Transportation Revenue, Dexia Credit Local LIQ) ø	0.57	7-1-2041	6,650,000	6,650,000
Puerto Rico Commonwealth Highway & Transportation Authority PFOTER Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.62	1-1-2029	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,450,000	7,993,105
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, National Insured, IBC Insured)	5.50	7-1-2013	1,205,000	1,221,509
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue)	5.50	7-1-2013	725,000	734,933
Puerto Rico Commonwealth Highway & Transportation Authority Series X (Tax Revenue)	5.50	7-1-2013	725,000	734,933
Puerto Rico Commonwealth Various Refunding Series C5 (Miscellaneous Revenue, AGM Insured) ø	2.52	7-1-2021	15,000,000	15,000,000
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) ø	0.27	7-1-2029	4,000,000	4,000,000
Puerto Rico Electric Power Authority Revenue Series SS (Utilities Revenue, National Insured)	4.00	7-1-2014	400,000	407,000
Puerto Rico Electric Power Authority Revenue Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	562,403
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	4,370,000	4,710,030
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2015	2,000,000	2,153,280
Puerto Rico PFOTER Series 4147 (Utilities Revenue, Dexia Credit Local LOC, FSA/FGIC Insured) ø	0.57	7-1-2033	31,020,000	31,020,000

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Public Buildings Authority Government Facilities Series F (Miscellaneous Revenue, CIFG Insured)	5.25%	7-1-2017	$7,700,000	$8,133,125
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.27	8-1-2057	15,000,000	15,000,000

				98,915,318

Rhode Island : 0.33%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2014	1,830,000	1,879,538
Rhode Island Health & Educational Building Corporation Providence College Project (Education Revenue, RBS Citizens NA LOC) ø	0.16	11-1-2036	15,580,000	15,580,000
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2014	1,175,000	1,226,395

				18,685,933

South Carolina : 0.49%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	2,860,000	2,992,218
Columbia SC Waterworks and Sewer System (Water & Sewer Revenue, U.S. Bank NA LOC) ø	0.14	2-1-2038	4,100,000	4,100,000
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	110,149	106,936
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	110,673
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	116,720
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	117,414
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	110,349
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2019	216,089	106,456
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2020	235,042	107,999
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2021	278,784	121,115
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2022	294,812	115,006
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,488,483	766,192
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	9,216,631	448,020
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	12,276,868	181,943
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,601,085	52,672
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	8,327,034	41,469
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	3-15-2014	2,300,000	2,394,277
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-2014	500,000	532,790
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2014	1,000,000	1,069,780
Orangeburg County SC Joint Government Action Authority (Tax Revenue, National Insured)	5.00	10-1-2013	1,100,000	1,116,566
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	2,135,671
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	233,613
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,230,566

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.87%	8-1-2039	$9,555,000	$9,526,048

				27,834,493

South Dakota : 0.01%
Lower Brule Sioux Tribe of South Dakota Series B (GO)	5.15	5-1-2014	830,000	804,718

Tennessee : 4.87%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2013	1,850,000	1,891,977
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2013	4,200,000	4,295,298
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	1,650,000	1,752,020
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	4,085,000	4,337,576
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	1,690,000	1,899,678
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	815,000	932,319
Hamilton County TN (GO) ±	0.23	4-10-2013	5,000,000	5,000,000
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00	7-1-2013	3,535,000	3,556,210
Metropolitan Nashville & Davidson County TN County HEFA Vanderbilt University Series B (Education Revenue) ±	0.72	10-1-2038	11,000,000	11,000,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20	7-1-2038	1,675,000	1,675,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool Series 2006 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20	2-1-2036	9,865,000	9,865,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	75,590,000	75,590,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	26,225,000	26,225,000
Sevier County TN Public Building Authority (Utilities Revenue, Bank of America NA LOC) ø	0.16	6-1-2026	6,720,000	6,720,000
Shelby County TN Health Educational & Housing Facilities Series 2004A (Health Revenue)	5.00	9-1-2015	2,750,000	3,034,955
Tennergy Corporation Tennessee Gas Revenue PUTTER Series 1258Q (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.22	5-1-2016	22,000,000	22,000,000
Tennessee Energy Acquisition Corporation Series 2006A (Utilities Revenue)	5.25	9-1-2019	3,005,000	3,473,329
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	9,210,000	9,711,208
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	20,595,568
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,130,000	7,900,610
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,310,000	6,027,116
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,794,373
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	12,220,000	12,975,563
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,551,900
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,205,000	9,213,641
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	4,180,000	4,730,255

				273,748,596

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas : 5.93%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00%	8-15-2034	$2,920,000	$3,073,650
Austin TX Hotel Occupancy Tax Various Refunding Subordinated Lien Series A (Tax Revenue, JPMorgan Chase & Company LOC) ø	0.15	11-15-2029	38,500,000	38,500,000
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2017	500,000	560,695
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	2.75	6-1-2014	2,380,000	2,433,812
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,413,614
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25	12-1-2013	3,000,000	3,100,830
Harris County TX MSTR 31 Class A (Miscellaneous Revenue, Societe Generale LOC, Societe Generale LIQ) ø	0.16	8-15-2035	24,225,000	24,225,000
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) ±	6.75	6-1-2033	555,000	573,631
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.72	5-15-2034	90,000,000	90,947,700
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	3,355,000	3,665,673
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,421,350
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,516,916
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	980,960
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.71	7-1-2019	9,185,000	9,185,000
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.31	4-1-2037	13,270,000	13,270,531
Plano TX Health Facilities Development Corporation (Miscellaneous Revenue, Bank of America NA LOC) ø	0.22	1-1-2020	2,950,000	2,950,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	500,000	572,785
Tarrant County TX Cultural Education Facilities (Health Revenue, Morgan Stanley Bank LIQ) ø	0.15	2-15-2036	9,875,000	9,875,000
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00	5-15-2013	1,000,000	1,003,390
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	200,000	206,538
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.27	9-15-2018	20,000,000	20,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.89	9-15-2017	6,870,000	6,831,528
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	5,450,000	6,046,939
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	5,049,450
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,914,620
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,000,000	1,138,180
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.59	9-15-2017	51,310,000	50,991,365
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.74	12-15-2017	1,085,000	1,065,101
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.49	4-1-2026	8,900,000	8,900,000
Waco TX Educational Finance Corporation Series 5WX (Education Revenue) 144A ø	0.37	3-1-2043	11,150,000	11,150,000

				333,564,258

Utah : 0.04%
Utah Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue)	5.00	7-15-2015	505,000	520,201

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utah (continued)
Utah Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue)	5.13%	6-15-2017	$1,460,000	$1,525,904

				2,046,105

Vermont : 0.74%
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	7-1-2013	605,000	607,275
Burlington VT Electric Series A (Utilities Revenue, AMBAC Insured)	5.38	7-1-2014	1,145,000	1,148,985
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.78	6-1-2022	40,000,000	40,134,800

				41,891,060

Virgin Islands : 0.58%
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00	10-1-2014	2,100,000	2,233,413
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-2014	1,020,000	1,072,969
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2013	2,500,000	2,546,625
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2014	500,000	525,965
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2013	3,250,000	3,307,948
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2014	2,250,000	2,366,550
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	8,203,950
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10-1-2014	600,000	622,242
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00	10-1-2013	605,000	615,787
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10-1-2015	620,000	669,507
Virgin Islands Public PFA Series C (Miscellaneous Revenue)	3.00	10-1-2017	4,000,000	4,132,280
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-2013	3,500,000	3,521,385
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-2014	2,500,000	2,570,925

				32,389,546

Virginia : 1.34%
Albemarle County VA IDR Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	10-1-2037	16,000,000	16,000,000
Fairfax County VA EDA Mount Vernon Ladies Association Project (IDR, SunTrust Bank LOC) ø	0.17	6-1-2037	7,700,000	7,700,000
Loudoun County VA IDA Revenue Series B (Miscellaneous Revenue) ø	0.10	2-15-2038	40,000,000	40,000,000
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue) ±	5.38	11-1-2035	2,000,000	2,068,740
Marquis VA CDA CAB Series A (Tax Revenue)	5.10	9-1-2036	2,169,000	1,818,446
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	3,493,000	383,706
Richmond VA Government Facilities (Miscellaneous Revenue, AMBAC Insured)	5.00	7-15-2013	360,000	363,755
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00	7-1-2013	3,670,000	3,709,049
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2014	535,000	558,128
Virginia Housing Development Authority Series A5 (Housing Revenue, GO of Authority Insured)	3.90	7-1-2013	600,000	604,554
Virginia Housing Development Authority Series A5 (Housing Revenue, GO of Authority Insured)	4.20	7-1-2014	750,000	777,143
Virginia Housing Development Authority Series C3 (Housing Revenue)	4.25	7-1-2013	1,500,000	1,511,760

				75,495,281

Washington : 0.67%
Energy Northwest Washington Electric Project 1 Series A (Utilities Revenue)	5.00	7-1-2014	3,410,000	3,613,816

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Washington (continued)
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00%	6-15-2013	$1,070,000	$1,078,753
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-2014	1,520,000	1,578,216
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	500,000	547,590
Port Moses Lake WA Series A (GO, XLCA Insured)	4.25	12-1-2013	185,000	189,434
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	3,000,000	3,027,600
Washington HCFA PUTTER Series 2875 (Health Revenue, FSA Insured, JPMorgan Chase Bank LIQ) ø	0.20	8-15-2013	5,645,000	5,645,000
Washington HCFA Series A (Health Revenue)	5.00	8-15-2013	1,250,000	1,271,750
Washington HCFA Series A (Health Revenue)	5.00	8-15-2014	1,500,000	1,583,985
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2013	630,000	636,980
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2014	790,000	813,242
Washington Housing Finance Commission Nonprofit Revenue YMCA Snohomish County (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	12-1-2033	7,445,000	7,445,000
Washington MSTR Series SGB13 (GO, Societe Generale LIQ) ø	0.16	5-1-2018	10,000,000	10,000,000

				37,431,366

West Virginia : 0.15%
Berkeley County WV Public Service Sewer Series A (Miscellaneous Revenue)	4.55	10-1-2014	545,000	553,916
West Virginia EDA PCR Series D (Utilities Revenue) ±	4.85	5-1-2019	7,600,000	7,719,396

				8,273,312

Wisconsin : 0.96%
Kenosha WI Unified School District # 1 Series A (GO)	4.00	4-1-2013	2,130,000	2,130,618
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.12	9-1-2040	1,015,000	1,015,000
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2038	2,005,000	2,005,000
Racine WI Elderly Housing Authority (Housing Revenue) ø	1.25	10-1-2042	2,800,000	2,800,000
University of Wisconsin Hospital & Clinics Authority Series A (Health Revenue, JPMorgan Chase & Company LIQ) 144A ø	0.22	10-1-2020	5,020,000	5,020,000
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	4-15-2014	1,500,000	1,571,175
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue)	5.00	7-15-2014	6,000,000	6,347,400
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	4-1-2014	1,250,000	1,294,013
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2013	1,295,000	1,318,168
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,378,932
Wisconsin HEFA Medical College Incorporated (Health Revenue)	5.00	12-1-2014	1,350,000	1,421,456
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	6,000,000	6,324,000
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	8-15-2014	1,000,000	1,044,590
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,908,095
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	562,275
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12-15-2014	1,060,000	1,121,427
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12-15-2014	1,730,000	1,851,169
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12-15-2014	3,405,000	3,585,703
Wisconsin HEFA Wheaton Healthcare Series B (Health Revenue) ±	4.75	8-15-2025	10,750,000	11,248,908
				53,947,929

Total Municipal Obligations (Cost $5,482,112,053)				5,537,917,734

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.21% Investment Companies : 0.21%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01%	12,066,093	$12,066,093

Total Short-Term Investments (Cost $12,066,093)				12,066,093

Total investments in securities (Cost $5,508,678,146)*	98.90%			5,564,483,827

Other assets and liabilities, net	1.10			61,664,794

Total net assets	100.00%			$5,626,148,621

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $5,508,832,995 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$61,141,337
Gross unrealized depreciation	(5,490,505)

Net unrealized appreciation	$55,650,832

Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$14,500,000	$0	$14,500,000

Municipal obligations	0	5,472,069,829	65,847,905	5,537,917,734

Short-term investments
Investment companies	12,066,093	0	0	12,066,093

	$12,066,093	$5,486,569,829	$65,847,905	$5,564,483,827

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$96,877,941
Accrued discounts (premiums)	564,213
Realized gains (losses)	3,653,052
Change in unrealized gains (losses)	2,480,192
Purchases	13,997,500
Sales	(51,724,993)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2013	$65,847,905

Change in unrealized gains (losses) relating to securities still held at March 31, 2013	$1,687,210

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.60%
Financials : 0.60%
Diversified Financial Services : 0.60%
Twins Ballpark LLC ±144A	1.08%	10-1-2034	$8,000,000	$8,000,000

Total Corporate Bonds and Notes (Cost $8,000,000)				8,000,000

Municipal Obligations : 97.88%
Alabama : 0.15%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00	8-1-2016	1,875,000	2,023,106

Alaska : 2.77%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	23,500,000	23,500,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	10,000,000	10,000,000
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, Ambac Insured)	6.00	1-1-2014	1,165,000	1,169,264
Alaska Railroad Corporate Capital Grant Receipts (Miscellaneous Revenue, National/FGIC Insured)	5.00	8-1-2018	1,865,000	2,124,589

				36,793,853

Arizona : 1.21%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	3.00	2-1-2016	1,600,000	1,672,016
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	4.00	2-1-2017	2,000,000	2,180,160
Arizona Sports & Tourism Authority (Tax Revenue)	4.00	7-1-2017	900,000	996,984
Florence AZ IDA (Health Revenue)	4.00	7-1-2018	500,000	495,765
Fort McDowell AZ Yavapai Nation Gaming (Miscellaneous Revenue)	7.75	5-1-2024	3,000,000	3,007,500
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	350,000	357,511
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.25	12-1-2020	1,275,000	1,471,414
Tempe AZ IDA (Health Revenue)	4.00	12-1-2017	220,000	229,277
Tempe AZ IDA (Health Revenue)	5.00	12-1-2018	800,000	871,552
Tempe AZ IDA (Health Revenue)	5.00	12-1-2019	1,000,000	1,081,750
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	7-1-2014	1,360,000	1,428,367
University of Arizona Medical Center Corporation (Health Revenue, GO of Corporation Insured)	5.00	7-1-2015	1,660,000	1,800,486
Yavapai County AZ IDA (IDR, Citibank NA LOC) ø	0.16	9-1-2035	500,000	500,000

				16,092,782

Arkansas : 0.06%
Fort Smith AR Sales & Use Tax (Tax Revenue)	2.38	5-1-2027	775,000	780,534

California : 9.52%
Alameda CA Corridor Transportation Authority (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2014	625,000	613,044
Alameda CA Corridor Transportation Authority (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	1,885,000	1,695,576
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	5,430,000	4,471,931
Alameda County CA COP Medical Center Project (Miscellaneous Revenue, National Insured)	5.38	6-1-2014	115,000	117,068
Alhambra CA Police Facilities (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	6,550,000	7,598,524

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured) ±	5.25%	9-1-2017	$1,200,000	$1,225,416
Bay Area California Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.82	4-1-2047	11,500,000	11,499,080
California (GO, FGIC Insured)	6.00	8-1-2014	755,000	769,979
California (GO)	6.25	10-1-2019	15,000	15,447
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	450,000	457,574
California Housing Finance Agency Revenue (Housing Revenue, FGIC Insured)	4.20	8-1-2015	3,500,000	3,626,490
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.38	8-1-2037	11,000,000	10,797,380
California Public Works Board Lease California State University Project Series C (Miscellaneous Revenue, National/IBC Insured)	5.38	10-1-2016	500,000	502,025
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	205,000	205,875
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue)	5.25	12-1-2013	20,000	20,085
California Public Works Board Lease State University Project Series A (Miscellaneous Revenue, Ambac Insured)	5.40	12-1-2016	1,050,000	1,054,274
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, National/IBC Insured)	5.25	10-1-2013	100,000	100,416
California Public Works Board Lease State University Project Series C (Miscellaneous Revenue, National/IBC Insured)	5.40	10-1-2022	700,000	702,492
California Series B (GO) ±	1.02	5-1-2018	3,000,000	3,006,450
California Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.50	8-1-2027	9,965,000	9,965,000
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.50	8-1-2027	14,720,000	14,720,000
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.62	9-6-2035	2,000,000	2,000,000
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,255,701
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,190,348
California Tobacco Securitization Agency (Tobacco Revenue) ±	5.25	6-1-2021	645,000	651,250
Delhi CA Unified School District (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	1,999,100
Escondido CA Union High School District (GO, National Insured) ¤	0.00	5-1-2020	960,000	767,914
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,576,660
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,560,666
Los Angeles CA Department of Airports (Airport Revenue, National Insured)	5.00	5-15-2019	2,665,000	2,948,636
Los Angeles County CA COP Disney Parking Project (Miscellaneous Revenue) ¤	0.00	3-1-2016	4,170,000	4,030,931
Los Angeles County CA Schools Regionalized Business Services Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,727,685
Metropolitan Water District of Southern California Waterworks Series B-2 (Water & Sewer Revenue, Banco Bilboa Vizcaya SPA) ø	0.47	7-1-2035	5,640,000	5,640,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.93	7-1-2027	11,480,000	9,790,488
Oxnard CA Harbor District Series A (Airport Revenue)	3.00	8-1-2013	1,560,000	1,566,989
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2014	615,000	639,120
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	100,000	100,256
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,577,569
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,360,373
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2015	3,070,000	3,241,981
San Manuel CA Entertainment Authority Series 2004-C (Tax Revenue) 144A	4.50	12-1-2016	2,500,000	2,582,025

				126,371,818

2

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 0.40%
Colorado ECFA (Education Revenue, XLCA Insured)	5.25%	8-15-2019	$2,525,000	$2,641,706
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	435,000	448,133
Colorado HFA Series E-2 (Housing Revenue)	7.00	2-1-2030	520,000	529,672
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	815,000	934,699
Glendale CO COP (Miscellaneous Revenue, XLCA Insured)	5.75	12-1-2013	685,000	708,913

				5,263,123

Connecticut : 2.02%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,238,044
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	590,855
Connecticut Series A (GO) ±	0.87	3-1-2021	4,250,000	4,257,565
Connecticut Series A (GO) ±	0.89	5-15-2017	3,000,000	3,005,370
Connecticut Series A (GO) ±	1.00	4-15-2018	5,000,000	5,026,750
Connecticut Series A (GO) ±	1.04	5-15-2018	2,000,000	2,004,340
Connecticut Series A (GO) ±	1.32	3-1-2018	2,500,000	2,529,075
Connecticut Series A (GO) ±	1.47	3-1-2019	4,050,000	4,091,958
Connecticut Series D (GO) ±	0.89	9-15-2018	1,000,000	1,004,480
Connecticut Series D (GO) ±	1.04	9-15-2019	3,000,000	3,014,940

				26,763,377

District of Columbia : 0.30%
District of Columbia Series 3164 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	4-1-2043	1,000,000	1,000,000
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	10-1-2037	3,000,000	3,000,000

				4,000,000

Florida : 5.42%
Broward County FL Professional Sports Facilities Civic Arena Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2019	5,945,000	6,591,638
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.77	6-1-2014	5,000,000	5,029,700
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	558,785
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,552,678
Dade County FL Resource Recovery Facilities (Resource Recovery Revenue, Ambac Insured)	5.50	10-1-2013	170,000	170,726
Dade County FL Seaport (Airport Revenue, National Insured)	5.50	10-1-2026	370,000	371,362
Dade County FL Seaport Series 95 (Airport Revenue, National Insured)	5.75	10-1-2015	300,000	301,362
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2020	4,525,000	4,709,439
Eustis FL Multi-Purpose Revenue Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	12-1-2027	1,540,000	1,540,000
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	60,000	60,950
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, Ambac/FHA Insured)	6.25	7-1-2035	675,000	675,486
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,685,000	1,689,600
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,186,660
Florida Municipal Loan Council Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	210,000	210,725
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12-1-2013	180,000	180,000
Hillsborough County FL IDA Tampa General Hospital Project Series A (Health Revenue)	5.00	10-1-2018	4,795,000	4,902,360

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Hillsborough County FL School District (Tax Revenue, Ambac Insured)	5.00%	10-1-2014	$1,000,000	$1,048,320
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	70,000	74,299
Martin County FL IDA (IDR)	3.95	12-15-2021	2,000,000	2,008,020
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,107,050
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2018	2,905,000	3,256,389
Miami-Dade County FL Expressway Authority Toll System Revenue Series DCL-2012-006 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144Aø	0.86	3-8-2030	12,415,000	12,415,000
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,820,520
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA-IBC Insured)	6.00	10-1-2016	215,000	229,448
Seminole Tribe Florida Gaming Division Series A (Miscellaneous Revenue) 144A	5.13	10-1-2017	3,450,000	3,588,449
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,000,000	5,374,950
Village Community Development District FL #5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2016	825,000	857,414
Village Community Development District FL #5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2017	585,000	609,272
Village Community Development District FL #5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2018	600,000	623,580
Village Community Development District FL #5 Special Assessment Revenue Phase I (Miscellaneous Revenue)	3.00	5-1-2018	875,000	909,388
Village Community Development District FL #5 Special Assessment Revenue Phase II (Miscellaneous Revenue)	3.00	5-1-2017	850,000	885,267
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,382,618

				71,921,455

Georgia : 1.27%
Augusta GA MFHR Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11-20-2024	980,000	987,899
Cherokee County GA Water & Sewer (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,025
De Kalb County GA Series B (GO)	4.00	1-1-2016	1,025,000	1,045,090
Main Street Natural Gas Incorporated of Georgia Project Series B (Utilities Revenue)	5.00	3-15-2016	3,405,000	3,741,652
Main Street Natural Gas Incorporated of Georgia Project Series B (Utilities Revenue)	5.00	3-15-2017	5,300,000	5,926,566
Main Street Natural Gas Incorporated of Georgia Project Series B (Utilities Revenue)	5.00	3-15-2018	3,245,000	3,658,835
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,510,010

				16,875,077

Guam : 0.31%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	1,090,000	1,129,066
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2016	1,000,000	1,101,260
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2017	500,000	555,730
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,277,013

				4,063,069

Illinois : 10.99%
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National/FGIC Insured) ¤ø	0.00	12-1-2021	8,565,000	6,447,818
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144Aø	0.96	12-1-2034	17,245,000	17,245,000
Chicago IL Board of Education Dedicated Series C2 (GO) ±ø	1.22	3-1-2032	9,900,000	9,920,889

4

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL CAB (GO, National/FGIC Insured) ¤	0.00%	1-1-2019	$2,400,000	$2,097,888
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	2,840,000	3,162,340
Chicago IL Midway Airport Series B (Airport Revenue) ±	5.00	1-1-2034	5,000,000	5,358,600
Chicago IL Midway Airport Series B (Airport Revenue, National Insured)	5.63	1-1-2029	340,000	341,176
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.75	1-1-2020	1,000,000	1,039,210
Chicago IL Public Building Commission (Miscellaneous Revenue, National/FGIC Insured)	5.25	12-1-2018	4,090,000	4,833,112
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	1,980,000	2,286,563
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, FSA/Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.50	1-1-2022	6,325,000	6,325,000
Cook & Du Page Counties IL Combined School District (GO, National/FGIC Insured) ¤	0.00	12-1-2019	1,025,000	773,465
Cook County IL GO Community College District #510 South Suburban College (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,047,010
Cook County IL School District #123 Oak Lawn (GO, National Insured) ¤	0.00	12-1-2021	1,090,000	827,604
Huntley IL Special Service Area # 6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	895,000	918,914
Illinois (GO)	5.00	9-1-2016	1,400,000	1,485,344
Illinois (GO)	5.00	1-1-2017	1,250,000	1,410,738
Illinois (GO, AGM Insured)	5.00	8-1-2020	4,500,000	5,169,105
Illinois (GO)	5.00	8-1-2021	3,000,000	3,421,710
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, National Insured)	5.70	2-1-2024	250,000	250,415
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,805,000	5,178,445
Illinois Series A (GO, National Insured)	5.00	3-1-2016	1,000,000	1,043,980
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00	10-1-2033	17,200,000	17,200,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.49	1-1-2031	10,000,000	10,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.48	1-1-2017	10,000,000	10,000,000
Illinois Unemployment Insurance Fund Building Receipts Series B (Miscellaneous Revenue)	5.00	6-15-2020	10,000,000	10,794,400
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,256,580
Lake County IL Community School District (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,412,485
Lake County IL Community School District (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	837,240
Lake County IL Community School District (GO, Ambac Insured) ¤	0.00	2-1-2019	1,000,000	799,980
McHenry & Kane Counties IL Community Consolidated School District #158 (GO, National/FGIC Insured) ¤	0.00	1-1-2018	4,000,000	3,525,720
McHenry & Kane Counties IL Community Consolidated School District #158 (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,018,318
St. Clair County IL School District Series B (GO, National/FGIC Insured)	4.75	1-1-2018	655,000	718,240
St. Clair County IL School District Series B (GO, National/FGIC Insured)	4.75	1-1-2019	775,000	854,391
Sterling IL (GO)	3.00	11-1-2018	2,470,000	2,614,273
Sterling IL (GO)	4.00	11-1-2019	1,000,000	1,108,250
Waukegan IL Series A (GO, National/FGIC Insured) ¤	0.00	12-30-2022	3,175,000	1,829,943
Will & Kendall Counties IL Community Consolidated School District # 202 (GO, National/FGIC Insured)	5.00	1-1-2017	1,270,000	1,283,792

				145,837,938

Indiana : 1.41%
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	1.68	11-15-2031	11,000,000	11,198,220
Indiana Finance Authority Revenue Ohio River Bridges (IDR)	5.00	1-1-2019	5,500,000	6,130,300
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,346
Knox County IN EDA (Health Revenue)	4.00	4-1-2017	625,000	683,469

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)
Knox County IN EDA (Health Revenue)	4.00%	4-1-2018	$400,000	$441,560

				18,779,895

Iowa : 0.41%
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	1,000,000	1,051,960
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	3,050,000	3,280,214
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	1,000,000	1,096,480

				5,428,654

Kansas : 0.51%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) ±ø	5.38	9-1-2035	5,275,000	5,275,000
Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	552,385
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, National Insured) ¤	0.00	12-1-2014	975,000	909,909

				6,737,294

Kentucky : 1.18%
Christian County KY Hospital (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,674,949
Kentucky EDFA (Health Revenue)	3.00	11-15-2014	695,000	702,339
Kentucky EDFA (Health Revenue)	3.00	11-15-2015	720,000	729,374
Kentucky EDFA (Health Revenue)	4.00	11-15-2016	740,000	776,045
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	8-15-2024	10,500,000	10,500,000
Pikeville KY Hospital (Health Revenue)	4.00	3-1-2015	750,000	786,525
Pikeville KY Hospital (Health Revenue)	5.00	3-1-2016	500,000	546,040

				15,715,272

Louisiana : 2.90%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.94	2-1-2046	8,000,000	8,000,320
Louisiana HFA SFHR AMT Series A-2 (Housing Revenue, GNMA/FNMA Insured)	6.30	12-1-2019	5,000	5,098
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	180,000	188,676
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,759,055
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2014	780,000	782,301
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2015	895,000	897,640
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2019	3,355,000	3,692,815
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.28	11-1-2040	20,000,000	20,000,000
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	632,562
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	536,865

				38,495,332

Maryland : 1.32%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.37	7-1-2034	6,625,000	6,625,066
Maryland Community Development Administration Series 2001B (Housing Revenue, FHA/GNMA/HUD Maryland Housing Fund Insured)	5.10	7-1-2016	185,000	185,435

6

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland (continued)
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97%	5-15-2038	$5,000,000	$5,025,150
Maryland Health & HEFA John Hopkins Health Series C (Health Revenue) ±	0.97	5-15-2038	4,650,000	4,673,390
Maryland Health & HEFAR (Health Revenue)	5.00	8-15-2014	1,000,000	1,062,300

				17,571,341

Massachusetts : 2.27%
Massachusetts Consolidated Loan Series A (GO) ±	0.57	9-1-2015	10,000,000	10,025,800
Massachusetts Educational Financing (Education Revenue)	5.00	7-1-2018	450,000	499,239
Massachusetts Educational Financing (Education Revenue)	5.00	7-1-2019	10,295,000	11,452,158
Massachusetts HEFA Series E-2 (Health Revenue)	5.00	7-1-2016	3,155,000	3,577,044
Massachusetts Port Authority US Airways Project (IDR, National Insured)	5.25	9-1-2013	1,610,000	1,610,193
Massachusetts Various Consolidated Loan Series D (GO) ±	0.55	1-1-2018	3,000,000	3,001,620

				30,166,054

Michigan : 3.54%
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2014	260,000	248,248
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2015	250,000	229,703
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2016	600,000	529,050
Detroit MI Downtown Development Authority (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,549,213
Detroit MI Sewage Disposal Revenue Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	2,355,000	2,483,936
Detroit MI Sewage Disposal Revenue Senior Lien Series C (Water & Sewer Revenue, National/FGIC Insured)	5.25	7-1-2016	2,280,000	2,526,263
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, National/FGIC Insured) ¤	0.00	7-1-2018	4,000,000	3,420,240
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2017	1,280,000	1,390,797
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	5,255,000	5,560,526
Detroit MI Water & Sewer Department (Water & Sewer Revenue)	5.00	7-1-2017	1,500,000	1,677,240
Detroit MI Water & Sewer Department Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2018	1,165,000	1,317,440
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, National/FGIC Insured)	5.00	7-1-2021	5,000,000	5,300,350
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2020	3,605,000	3,922,060
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National /FGIC Insured)	5.00	7-1-2018	3,235,000	3,468,599
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,102,020
Michigan Finance Authority (Health Revenue)	3.00	6-1-2013	300,000	301,206
Michigan Finance Authority (Health Revenue)	4.00	6-1-2014	1,035,000	1,069,248
Michigan Finance Authority (Health Revenue)	5.00	6-1-2015	1,090,000	1,173,941
Michigan Finance Authority Limited Obligation (GO)	4.25	2-1-2017	1,205,000	1,216,435
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	3,300,000	3,453,780
Michigan HFA St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,179
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	503,365
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	501,385
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	623,947
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2013	500,000	499,340
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	158,808

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00%	12-1-2015	$700,000	$724,990
Wayne County MI GO Building Authority Capital Series A (GO, National Insured)	5.25	6-1-2016	700,000	702,891

				46,956,200

Minnesota : 0.40%
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2013	1,460,000	1,466,774
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	770,000	786,401
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series A (Health Revenue)	4.75	2-15-2015	2,500,000	2,548,350
St. Paul MN Housing & RDA Charter School Lease Revenue Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	506,430

				5,307,955

Mississippi : 0.39%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,580
Jackson MS MFA Forest Park Apartments Series A (Housing Revenue, GNMA/FHA/HUD Section 8 Insured)	6.10	4-20-2032	50,000	52,338
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR) ø	0.14	11-1-2035	5,000,000	5,000,000

				5,252,918

Missouri : 0.67%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2013	1,100,000	1,108,976
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2014	685,000	701,282
Missouri Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) ±	4.90	5-1-2038	360,000	363,463
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	3,000,000	3,310,170
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.35	7-1-2026	3,355,000	3,355,000

				8,838,891

Nebraska : 0.51%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2013	100,000	103,160
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.25	12-1-2018	3,630,000	4,117,509
Nebraska Higher Education Loan (Education Revenue, National/GO of Corporation Insured) ¤	0.00	12-15-2015	2,970,000	2,567,417

				6,788,086

Nevada : 0.66%
Carson City NV Hospital Revenue (Health Revenue)	2.00	9-1-2013	400,000	402,264
Carson City NV Hospital Revenue (Health Revenue)	3.00	9-1-2014	725,000	744,379
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2015	400,000	424,540
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2016	400,000	432,704
Carson City NV Hospital Revenue (Health Revenue)	5.00	9-1-2018	700,000	804,727
Clark County NV Airport Revenue (Airport Revenue) %%	5.00	7-1-2021	1,765,000	2,083,671
Clark County NV Series C (Airport Revenue, Ambac Insured)	5.38	7-1-2016	1,820,000	1,840,839
Clark County NV Series C (Airport Revenue, Ambac Insured)	5.38	7-1-2018	2,000,000	2,022,900

				8,756,024

8

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.09%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00%	7-1-2016	$520,000	$579,062
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	7-1-2015	355,000	362,757
New Hampshire HFA SFHR Mortgage Acquisition Series E (Housing Revenue)	4.65	7-1-2014	310,000	312,313

				1,254,132

New Jersey : 7.16%
Atlantic City NJ (Miscellaneous Revenue)	4.00	11-1-2018	450,000	489,992
Atlantic City NJ (Miscellaneous Revenue)	4.00	11-1-2018	2,290,000	2,540,847
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2016	1,840,000	2,022,252
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,358,552
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,402,052
Jersey City NJ (GO, AGM/State Aid Withholding Insured)	4.00	9-1-2018	1,140,000	1,276,766
New Jersey EDA (Miscellaneous Revenue)	5.00	6-15-2018	4,000,000	4,616,080
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)	6.50	9-1-2030	700,000	354,830
New Jersey EDA School Facilities Series C (Miscellaneous Revenue, State Appropriations Insured) ±	1.92	2-1-2018	6,500,000	6,754,540
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±	1.82	2-1-2016	5,600,000	5,731,376
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	4.63	6-1-2018	1,000,000	1,120,570
New Jersey PFOTER (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.52	12-15-2021	20,025,000	20,025,000
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National /FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.54	9-1-2027	25,000,000	25,000,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	3,000,000	2,994,480
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.57	6-1-2029	15,000,000	15,000,000
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,401,362

				95,088,699

New Mexico : 0.48%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	5-20-2014	465,000	466,590
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2015	1,000,000	1,064,330
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,088,970
New Mexico Educational Assistance Foundation Series A2 (Education Revenue, Guaranteed Student Loans Insured) ±	0.93	12-1-2028	3,725,000	3,705,630

				6,325,520

New York : 12.01%
Metropolitan Transportation Authority New York Dedicated Tax Fund (Tax Revenue) ±	1.07	11-1-2019	7,500,000	7,503,600
Metropolitan Transportation Authority New York Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.27	11-15-2027	23,300,000	23,300,000
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.98	11-1-2030	7,000,000	6,992,440
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,339,404

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Dormitory Authority (Health Revenue, National/FGIC/FHA Insured)	5.00%	8-1-2016	$1,000,000	$1,073,430
New York Dormitory Authority (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	1,765,000	1,886,714
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	3,500,000	3,564,015
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	11,100,000	10,920,180
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	2,448,040	2,484,761
New York NY Health & Hospital Corporation Series A (Health Revenue)	5.25	2-15-2022	5,700,000	5,719,323
New York NY IDA (Miscellaneous Revenue) ø	0.67	5-1-2036	7,810,000	7,810,000
New York NY IDA (Airport Revenue)	5.00	7-1-2018	4,655,000	5,025,771
New York NY IDA (Airport Revenue)	5.00	7-1-2019	2,830,000	3,060,787
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	10,000,000	10,000,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.20	11-1-2026	2,925,000	2,925,000
New York NY Sub Series A1 (GO) ±	5.75	8-1-2014	70,000	70,330
New York NY Sub Series F2 (GO) ±	4.40	12-15-2017	4,000,000	4,102,560
New York NY Sub Series J-4 (GO) ø	0.67	8-1-2025	6,500,000	6,515,405
New York NY Transitional Finance Authority (Tax Revenue, Dexia Credit Local SPA) ø	0.31	11-1-2022	8,705,000	8,705,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2023	10,000,000	10,000,000
New York Tobacco Settlement Funding Corporation (Tobacco Revenue)	5.50	6-1-2022	1,050,000	1,059,398
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	6,300,000	6,290,298
Niagara NY Area Development Corporation (Education Revenue)	3.00	5-1-2013	350,000	350,756
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	263,355
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	321,255
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	280,168
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	566,560
Peregrines Landing LLC New York Facilities Series A (Housing Revenue, GNMA Insured)	7.00	5-20-2044	5,645,000	5,937,693
Public Housing Capital Fund Trust II (Miscellaneous Revenue, Department of HUD Loan Insured) 144A	4.50	7-1-2022	3,786,115	4,008,020
Rockland County NY Series B (GO)	4.00	6-6-2013	2,500,000	2,505,100
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,156,150
Suffolk County NY Series A (GO)	5.00	4-1-2018	2,700,000	3,109,212
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	4.00	6-1-2018	500,000	537,995
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	651,481
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	711,569
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2021	425,000	484,747
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	944,721
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2018	1,140,000	1,197,148

				159,374,346

North Carolina : 0.34%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) ±	3.38	8-1-2014	540,000	557,194
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	3,500,000	4,024,860

				4,582,054

10

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.40%
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00%	3-1-2016	$400,000	$418,888
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2017	250,000	263,300
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	4,615,000	4,616,015

				5,298,203

Ohio : 1.61%
Akron OH Income Community Learning Centers Series A (Tax Revenue, National/FGIC Insured)	5.25	12-1-2017	4,970,000	5,137,936
Akron OH Sewer System Revenue (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	824,775
Franklin County OH Hospital (Health Revenue)	5.00	5-15-2019	4,925,000	4,955,781
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	8,055,000	8,074,090
Ohio HFA SFHR Bond (Housing Revenue, FGIC/FHA/Private Mortgages Insured) ¤	0.00	1-15-2015	10,000	8,875
Ohio Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	6-1-2013	2,000,000	2,005,160
Woodridge OH Local School District (GO, Ambac Insured)	6.80	12-1-2014	325,000	341,783

				21,348,400

Oklahoma : 0.03%

Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	6-1-2018	325,000	346,785

Other : 0.28%

Branch Banking & Trust Municipal Trust Various States (Miscellaneous Revenue, Rabobank Nederland LOC) 144Aø	0.99	8-1-2014	3,674,134	3,673,546

Pennsylvania : 4.25%
Allentown PA City School District (GO, National/FGIC/State Aid Withholding Insured) ¤	0.00	2-15-2014	130,000	129,618
Allentown PA City School District (GO, National/FGIC/State Aid Withholding Insured) ¤	0.00	2-15-2014	370,000	364,583
Berks County PA Municipal Authority Reading Hospital & Medical Center Project (Health Revenue, National Insured)	5.70	10-1-2014	785,000	812,444
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.62	11-1-2039	8,750,000	8,835,400
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	1,905,000	1,907,629
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	8-15-2017	4,775,000	4,582,090
Delaware Valley Pennsylvania Regional Financial Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.19	12-1-2020	2,500,000	2,500,000
Delaware Valley Pennsylvania Regional Financing Authority (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.19	12-1-2020	3,000,000	3,000,000
Delaware Valley Pennsylvania Regional Financing Authority (Miscellaneous Revenue)	5.75	7-1-2017	5,026,000	5,802,618
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	2,000,000	2,010,060
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	2,260,000	2,264,588
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	3,000,000	3,081,330
Pennsylvania HEFAR St. Joseph’s University (Education Revenue, Radian Insured)	5.25	12-15-2017	1,025,000	1,035,301
Pennsylvania Higher Education Facilities Authority Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	590,068
Pennsylvania State Turnpike Commission Series A (Transportation Revenue) ±	0.80	12-1-2018	11,000,000	11,024,310

11

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00%	7-1-2017	$1,500,000	$1,640,055
Reading PA Series A (GO)	4.00	11-15-2014	1,780,000	1,849,224
St. Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-2015	930,000	989,585
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	4,001,059

				56,419,962

Puerto Rico : 2.80%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.60	7-1-2020	2,205,000	1,877,205
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.60	7-1-2017	8,390,000	7,577,596
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.89	7-1-2025	6,200,000	4,940,966
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,364,806
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,455,000	2,612,243
Puerto Rico Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,752,155
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.27	8-1-2057	10,000,000	10,000,000
Puerto Rico Various Refunding Series C5 (Miscellaneous Revenue, AGM Insured) ø	2.52	7-1-2021	5,000,000	5,000,000

				37,124,971

Rhode Island : 0.92%
Providence RI Housing Authority Revenue Cathedral Square Apartments Project (Housing Revenue)	1.00	3-1-2016	1,500,000	1,498,440
Providence RI Redevelopment Agency (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,789,728
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,355
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,364,036
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	25,000	25,066
Rhode Island Student Loan Authority (Education Revenue, Ambac Insured)	4.80	12-1-2021	4,625,000	4,630,828

				12,284,453

South Carolina : 0.43%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	640,000	669,587
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,995,000	3,003,206
South Carolina Jobs EDA Various Waste Management Incorporated (Resource Recovery Revenue)	2.88	2-1-2015	2,000,000	2,040,060

				5,712,853

South Dakota : 0.08%

South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,119,195

Tennessee : 3.68%
Montgomery County TN Public Building Authority Tennessee County Loan Pool Series 2006 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20	2-1-2036	9,870,000	9,870,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	4,370,000	4,370,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	8,740,000	8,740,000

12

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Shelby County TN Health Educational & Housing Facilities Board (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.56%	6-1-2042	$3,000,000	$3,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,878,508
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,599,240
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,400,000	5,114,164
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	990,000	1,099,742
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	3,700,000	4,154,841
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,300,000	5,997,692

				48,824,187

Texas : 7.57%
Austin TX Housing Finance Corporation SFHR (Housing Revenue, Verex Pool Insured) ¤	0.00	2-1-2016	1,530,000	22,766
Clifton TX Higher Education Finance Corporation (Education Revenue)	3.75	8-15-2022	1,500,000	1,563,885
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,121
Crawford TX Educational Facilities Corporation Southwestern University Project Series B (Education Revenue) ø	0.22	10-1-2014	9,040,000	9,040,000
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,225,510
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2018	1,680,000	1,895,695
Gulf Coast TX IDA (IDR, BNP Paribas LOC) ø	0.58	11-1-2019	4,850,000	4,850,000
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.72	5-15-2034	21,075,000	21,296,920
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,002,120
Midtown TX RDA (Tax Revenue)	4.00	1-1-2014	250,000	255,745
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,102,166
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,517,044
North Texas Higher Education Authority Series 2 Class A (Education Revenue) ±	1.31	4-1-2037	3,875,000	3,875,155
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	470,000	539,903
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Health Revenue, GNMA Insured)	5.00	5-15-2014	1,350,000	1,389,353
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	9-20-2023	175,000	177,791
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,368,790
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	5,000,000	5,659,300
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.59	9-15-2017	10,305,000	10,241,006
Texas Southern University Series A-1 (Education Revenue, National Insured)	4.60	11-1-2013	1,275,000	1,276,237
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.49	4-1-2026	12,500,000	12,500,000
Texas Turnpike Authority Central Texas Turnpike System (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2027	1,425,000	617,054
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00	7-15-2017	8,320,000	8,352,864
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,693,586

				100,483,011

13

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.56%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15%	7-1-2014	$6,360,000	$6,623,113
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	825,000	825,998

				7,449,111

Vermont : 0.76%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.78	6-1-2022	10,000,000	10,033,700

Virgin Islands : 1.70%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue)	2.25	10-1-2017	13,000,000	12,903,930
Virgin Islands PFA Series A (Miscellaneous Revenue)	4.00	10-1-2022	5,000,000	5,319,300
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,390,000	1,541,538
Virgin Islands Water & Power Authority (Utilities Revenue)	4.13	7-1-2014	2,800,000	2,821,588

				22,586,356

Virginia : 0.60%
Caroline County VA IDR (Miscellaneous Revenue)	4.00	8-1-2016	1,825,000	1,827,646
Dulles VA Town Center CDA (Miscellaneous Revenue)	2.00	3-1-2014	1,665,000	1,667,664
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2015	550,000	556,116
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	623,416
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,966,326
Fairfax County VA EDA (IDR, SunTrust Bank LOC) ø	0.17	10-1-2015	1,370,000	1,370,000

				8,011,168

Washington : 0.23%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,233,265
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,562,377
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,790

				2,996,432

West Virginia : 0.54%
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±	2.00	10-1-2022	7,000,000	7,115,080

Wisconsin : 0.77%
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	4.00	4-1-2014	650,000	663,241
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	677,286
Wisconsin HEFA Milwaukee Institute of Art (Education Revenue, Citibank NA LOC) ø	0.18	1-1-2034	2,385,000	2,385,000
Wisconsin Public Finance Authority Airport Facilities Revenue Series G (Airport Revenue)	5.00	7-1-2017	6,100,000	6,553,718

				10,279,245

Total Municipal Obligations (Cost $1,280,500,180)				1,299,311,457

Short-Term Investments : 0.64%

	Yield		Shares
Investment Companies : 0.60%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		8,008,212	8,008,212

14

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		0.07%	6-20-2013	500,000	$499,918

Total Short-Term Investments (Cost $8,508,138)					8,508,130

Total investments in securities (Cost $1,297,008,318)*	99.12%				1,315,819,587
Other assets and liabilities, net	0.88				11,627,526

Total net assets	100.00%				$1,327,447,113

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,297,009,362 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,145,479
Gross unrealized depreciation	(2,335,254)

Net unrealized appreciation	$18,810,225

15

Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$8,000,000	$0	$8,000,000

Municipal obligations	0	1,285,906,516	13,404,941	1,299,311,457

Short-term investments
Investment companies	8,008,212	0	0	8,008,212
U.S. Treasury securities	499,918	0	0	499,918

	$8,508,130	$1,293,906,516	$13,404,941	$1,315,819,587

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(319,510)	$0	$0	$(319,510)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$47,060,950
Accrued discounts (premiums)	278,320
Realized gains (losses)	2,334,980
Change in unrealized gains (losses)	(316,784)
Purchases	1,966,000
Sales	(37,918,525)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2013	$13,404,941

Change in unrealized gains (losses) relating to securities still held at March 31, 2013	$312,872

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Derivative transactions

As of March 31, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At March 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at March 31, 2013	Unrealized losses
6-19-2013	400 Short	10-Year U.S. Treasury Notes	$52,793,750	$(319,510)

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.54%
Financials : 0.54%
Diversified Financial Services : 0.54%
Twins Ballpark LLC ±144A	1.08%	10-1-2034	$38,500,000	$38,500,000

Total Corporate Bonds and Notes (Cost $38,500,000)				38,500,000

Municipal Obligations : 99.49%

Alabama : 1.35%
Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue)	3.00	6-1-2014	2,500,000	2,566,350
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM/GO of Authority Insured) ±(m)	0.45	11-15-2037	17,175,000	17,175,000
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.53	8-1-2037	14,550,000	14,549,418
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.55	11-15-2038	49,000,000	48,998,040
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00	8-1-2013	5,845,000	5,907,951
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Utilities Revenue) ±	0.58	7-15-2034	6,750,000	6,755,603

				95,952,362

Alaska : 0.91%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	21,000,000	21,000,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.22	12-1-2041	10,400,000	10,400,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.20	12-1-2041	31,000,000	31,000,000
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National/FGIC Insured)	5.00	8-1-2015	2,000,000	2,181,460

				64,581,460

Arizona : 1.45%
Coconino County AZ Pollution Control Various Arizona Public Service Navajo Series A (Utilities Revenue) ±	3.63	10-1-2029	8,500,000	8,551,595
Maricopa County AZ Pollution Control Refunding Arizona Public Service Company Series E (IDR) ±	6.00	5-1-2029	1,000,000	1,050,130
Navajo Tribal Utility Authority Arizona Series A (GO)	2.50	9-1-2015	20,750,000	21,110,843
Phoenix AZ IDA (Housing Revenue)	1.38	6-1-2014	9,500,000	9,512,255
Phoenix AZ IDA Various Refunding Republic Services Incorporated Project (IDR) ø	0.58	12-1-2035	10,000,000	10,000,000
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.42	9-1-2045	51,900,000	51,900,000
Tempe AZ IDA ASU Foundation Project (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2013	975,000	984,068

				103,108,891

Arkansas : 0.02%
Springdale AR Sales and Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	873,886
Springdale AR Sales and Use Tax Refunding & Improvement (Tax Revenue, AGM Insured)	4.00	7-1-2027	265,000	274,938

				1,148,824

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 10.73%
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00%	12-1-2013	$8,000,000	$8,261,200
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2014	2,000,000	2,158,860
California Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2014	3,000,000	3,238,290
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.18	7-15-2018	5,100,000	4,794,000
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-1 (Miscellaneous Revenue) ±	0.62	4-1-2038	19,950,000	20,024,214
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.62	4-1-2038	10,200,000	10,237,944
California Infrastructure & Economic Development Bank The J Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.62	4-1-2038	38,400,000	38,542,848
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.45	9-1-2021	29,225,000	29,225,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ±	0.60	8-1-2023	9,000,000	9,000,000
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	5.00	11-1-2038	6,000,000	6,020,280
California PFOTER 4369 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.54	8-1-2032	10,590,000	10,590,000
California PFOTER 690 (Miscellaneous Revenue, National Insured, Bank of America NA LIQ) 144Aø	0.26	7-16-2023	20,000,000	20,000,000
California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO, FSA Insured, Branch Banking & Trust LIQ) ø	0.20	7-10-2027	17,095,000	17,095,000
California Refunding Series A (GO) ±	0.80	5-1-2033	73,000,000	73,352,590
California Series DCL 009 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.50	8-1-2027	81,220,000	81,220,000
California Series DCL-011 (GO, Dexia Credit Local LOC, FSA Insured) ø	0.50	8-1-2027	5,985,000	5,985,000
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2041	55,550,000	55,550,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.31	7-1-2040	43,675,000	43,675,000
California Statewide CDA Insured Health Facility Catholic Healthcare West Series F (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2040	21,825,000	21,825,000
California Statewide CDA Thomas Jefferson School Law Series B (Education Revenue)	4.88	10-1-2031	4,075,000	4,427,284
Contra Costa County CA Transportation Authority (Tax Revenue) ±	0.51	3-1-2034	29,000,000	29,096,570
El Monte CA Union High School District (GO)	5.00	6-1-2013	5,000,000	5,042,000
Golden State Tobacco Securitization Corporation California Enhanced Asset Backed Series A (Tobacco Revenue, Ambac Insured)	4.00	6-1-2014	1,000,000	1,026,440
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø	0.57	6-1-2047	25,000,000	25,000,000
Golden State Tobacco Securitization Corporation Tobacco Settlement ROC Series RR-II- R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) ø	0.57	6-1-2035	17,645,000	17,645,000
Hemet CA Unified School District COP (Miscellaneous Revenue) ±	1.12	10-1-2036	11,150,000	11,160,927
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	56,000,000	57,083,040
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2013	1,250,000	1,287,475
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	2,340,000	2,484,823
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-2015	3,000,000	3,315,660
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue) %%	5.00	7-1-2016	3,280,000	3,757,568
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±(m)	0.60	11-1-2036	40,750,000	40,750,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±(m)	0.60	11-1-2036	33,950,000	33,950,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±(m)	0.68	11-1-2036	27,900,000	27,900,000

2

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) ø	0.56%	10-1-2023	$8,420,000	$8,420,000
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.12	3-1-2040	22,755,000	22,960,250
Washington Township CA Health Care District Series A (Health Revenue)	4.50	7-1-2013	290,000	293,004
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	305,000	320,448
West Basin CA Municipal Water District Refunding Balance Series A-2 (Water & Sewer Revenue, Citibank NA SPA) ø	0.18	8-1-2021	3,560,000	3,560,000

				760,275,715

Colorado : 1.49%
Arapahoe County CO Certificates IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	46,073	46,419
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, XLCA Insured, Dexia Credit Local LIQ) ø	0.61	10-1-2021	8,575,000	8,575,000
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	7.25	1-1-2019	260,000	276,146
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	8.25	1-1-2024	265,000	283,423
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	9.00	1-1-2034	1,760,000	1,892,018
Colorado Health Facilities Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-2014	2,000,000	2,051,860
Colorado Health Facilities Authority Prerefunded 2012-Catholic Series D2 (Health Revenue)	5.25	10-1-2038	340,000	350,594
Colorado Health Facilities Authority Unrefunded 2012-Catholic Series D2 (Health Revenue)	5.25	10-1-2038	2,595,000	2,674,926
Colorado Mid-Cities Metropolitan District #1 Special Improvement RRB Series 2004-A (Tax Revenue, BNP Paribas LOC) ø	0.45	12-1-2020	1,460,000	1,460,000
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.27	11-1-2036	43,500,000	43,500,000
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.44	11-15-2025	8,925,000	8,925,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.34	11-15-2025	31,000,000	31,000,000
E-470 Public Highway Authority of Colorado Series D2 (Transportation Revenue, Transportation Revenue, National Insured) ±	5.00	9-1-2039	1,700,000	1,727,982
University of Colorado Enterprise Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.47	6-1-2026	2,750,000	2,750,000

				105,513,368

Connecticut : 0.58%
Bridgeport CT Refunding Balance Series B (GO)	2.00	8-15-2013	4,225,000	4,251,322
Connecticut Development Authority PCR (Utilities Revenue) ±	1.25	9-1-2028	9,000,000	9,036,990
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2013	2,065,000	2,074,210
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	4.00	7-1-2014	420,000	438,413
Connecticut Series A (GO) ±	0.82	3-1-2016	25,000,000	25,138,500

				40,939,435

Delaware : 0.18%
Delaware PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.80	7-1-2047	6,030,000	6,030,000
Wilmington DE MFHR Lincoln Towers Series A (Housing Revenue, Local or Guaranty Housing Insured)	4.00	7-15-2013	7,000,000	7,005,740

				13,035,740

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.87%
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17%	4-1-2038	$5,935,000	$5,935,000
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.72	12-1-2015	30,000,000	30,002,700
District of Columbia Income Tax Refunding Secured Series E (Tax Revenue) ±	0.72	12-1-2015	5,000,000	5,000,450
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	11-1-2042	5,000,000	5,000,000
District of Columbia Various AARP Foundation (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	10-1-2034	3,000,000	3,000,000
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ±	0.60	10-1-2044	12,650,000	12,661,259

				61,599,409

Florida : 5.28%
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00	12-1-2013	4,340,000	4,457,137
Austin Trust Various States Various Certificates Banc of America Series 2008-3029X (Utilities Revenue, National Insured, Bank of America NA LIQ) ø	0.31	10-1-2035	5,400,000	5,400,000
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.77	6-1-2014	62,000,000	62,368,280
Collier County FL IDA Naples Community Hospital Healthcare System Project (Health Revenue)	4.00	10-1-2013	1,065,000	1,083,925
Florida HEFA (Education Revenue)	4.00	4-1-2013	1,125,000	1,125,315
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.47	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (IDR)	3.00	12-15-2015	1,660,000	1,730,832
Greater Orlando FL Aviation Authority Jet Blue Airways Corporation (Airport Revenue)	6.50	11-15-2036	10,965,000	11,105,242
Gulf Breeze FL (Miscellaneous Revenue) ±	1.00	12-1-2020	9,000,000	9,003,330
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,520,625
Gulf Breeze FL Local Government Loan Series K-Tender (Miscellaneous Revenue) ±	1.40	12-1-2020	1,000,000	1,014,510
Lakeland FL Energy System (Utilities Revenue) ±	1.22	10-1-2014	13,350,000	13,463,208
Lee County FL Airport Refunding AMT Series A (Airport Revenue, AGM Insured)	5.00	10-1-2013	4,140,000	4,235,758
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC) ø	0.21	10-1-2026	810,000	810,000
Miami-Dade County FL Expressway Authority (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.32	7-1-2018	1,725,000	1,725,000
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.86	8-1-2028	10,000,000	10,000,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.86	3-8-2026	50,620,000	50,620,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-02 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.86	10-13-2023	16,445,000	16,445,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) ø	0.46	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase A (Miscellaneous Revenue) 144A	3.59	3-3-2016	8,245,859	8,362,358
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	17,000,000	17,800,020
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	0.65	7-1-2039	2,300,000	2,300,276
Orange County FL Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.17	7-1-2027	8,135,000	8,135,000

4

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Orange County FL IDA Educational Facilities University of Central Florida School Student Housing Foundation Incorporated Project (Education Revenue, SunTrust Bank LOC) ø	0.17%	6-1-2029	$11,935,000	$11,935,000
Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC) ø	0.17	10-1-2027	11,850,000	11,850,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00	6-1-2013	1,400,000	1,411,326
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	2-1-2014	6,298,674	6,378,226
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC) ø	0.17	12-1-2022	5,220,000	5,220,000
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.89	8-1-2030	24,400,000	24,400,000
Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Health Revenue, U.S. Bank NA LOC) ø	0.15	11-1-2038	6,900,000	6,900,000
St. Petersburg FL Health Facilities Authority All Childrens Series B (Health Revenue, Ambac Insured) ±(m)	0.40	11-15-2034	4,200,000	4,200,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00	10-1-2013	900,000	915,093
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	5.50	10-1-2013	340,000	347,052
Tampa FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	3-1-2022	665,000	665,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2014	9,500,000	10,033,995

				374,041,508

Georgia : 1.74%
Atlanta GA Urban Residential Providence Cascade Apartment Project (Housing Revenue) ±	0.70	12-1-2015	9,500,000	9,531,445
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue) ±	5.00	11-15-2013	5,180,000	5,335,400
Georgia Series G (GO) ø	0.52	12-1-2026	106,305,000	106,241,217
Main Street Natural Gas Incorporated of Georgia Series B (Utilities Revenue)	5.00	3-15-2014	1,150,000	1,197,484
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Ambac Insured)	6.00	7-1-2013	685,000	695,179

				123,000,725

Illinois : 8.85%
BB&T Municipal Trust Class B (GO, Rabobank Nederland LOC) ±	0.47	1-1-2014	18,975,000	18,975,190
BB&T Municipal Trust Class C (GO, Rabobank Nederland LOC) ø	0.62	12-1-2015	37,685,000	37,685,000
Chicago IL Board of Education Certificates DCL-2012-001 (GO, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A ø	0.96	12-1-2034	38,320,000	38,320,000
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-2014	1,560,000	1,610,669
Chicago IL Finance Authority Columbia College (Education Revenue)	5.00	12-1-2013	1,485,000	1,516,571
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, AGM/FGIC Insured, Citibank NA LIQ) ø	0.32	1-1-2014	20,030,000	20,030,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase Bank SPA) ø	0.16	11-1-2030	15,600,000	15,600,000
Cook County IL School District # 130 (GO, XLCA Insured)	4.25	6-1-2013	435,000	436,910
Illinois (GO)	4.00	3-1-2014	6,000,000	6,182,940
Illinois (GO, Ambac Insured)	5.00	4-1-2014	855,000	891,774
Illinois Development Finance Authority Revenue Depaul University Series C (Education Revenue)	5.50	10-1-2013	240,000	245,861
Illinois Finance Authority Children’s Memorial Hospital Series A (Hospital Revenue, AGM Insured, Bank of America NA LIQ) ø	0.37	8-15-2047	28,550,000	28,550,000
Illinois Finance Authority Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.55	4-1-2013	5,000,000	5,000,150
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00	8-15-2013	1,405,000	1,419,753
Illinois ROC RR-II-R 11526 (GO, National Insured, Citibank NA LIQ) ø	0.62	4-1-2014	3,750,000	3,750,000

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Series B (GO, DEPFA Bank plc SPA) ø	2.00%	10-1-2033	$179,220,000	$179,220,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.49	1-1-2031	55,000,000	55,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.49	1-1-2031	46,065,000	46,065,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.48	1-1-2016	5,000,000	5,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.48	1-1-2017	26,000,000	26,000,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2014	1,000,000	1,063,630
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	3,014,110
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2013	6,000,000	6,206,760
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2014	6,900,000	7,298,613
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2014	7,310,000	7,899,990
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,000,000	11,014,900
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2015	5,000,000	5,614,950
Illinois Unemployment Insurance Fund Series C (Miscellaneous Revenue) ±	1.50	6-15-2021	33,250,000	33,329,135
Lake County IL Community High School District #117 CAB Series B (GO, National/FGIC Insured) ¤	0.00	12-1-2015	6,545,000	6,318,150
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue, GO of Authority Insured) ø	0.45	6-1-2025	47,690,000	47,690,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	2,505,000	2,633,481
Rosemont IL CAB Series A (GO, National/FGIC Insured) ¤	0.00	12-1-2014	3,750,000	3,692,250

				627,275,787

Indiana : 1.85%
Indiana Bond Bank Common School Fund Advance Purchase Funding A (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2014	505,000	524,993
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue, JPMorgan Chase Bank LIQ) ø	0.27	4-15-2017	14,295,000	14,295,000
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.61	2-1-2035	62,100,000	62,258,355
Indiana Finance Authority Various Lease Appropriation A-3 (Miscellaneous Revenue) ±	0.61	2-1-2035	54,000,000	54,137,700

				131,216,048

Iowa : 0.10%
Ankeny IA BAN Series B (GO) ±	1.50	6-1-2013	2,000,000	2,001,720
Iowa Finance Authority Graceland University Project (Education Revenue, Bank of America NA LOC) ±	0.17	2-1-2033	5,370,000	5,370,000

				7,371,720

Kentucky : 0.69%
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2015	2,000,000	2,008,440
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, Guaranteed Student Loans Insured) ±	0.80	5-1-2020	2,660,000	2,646,407
Northern Kentucky Water Service District BAN (Water & Sewer Revenue)	2.00	9-1-2013	19,240,000	19,251,544
Pikeville KY Hospital Revenue BAN Improvement (Health Revenue)	3.00	9-1-2013	25,000,000	25,209,250

				49,115,641

6

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 5.10%
Ascension Parish LA IDR Various Impala Warehousing Incorporated US LLC (IDR, Natixis LOC) ø	0.53%	12-1-2041	$30,000,000	$30,000,000
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.94	2-1-2046	82,170,000	82,173,287
Jefferson Parish LA Hospital Service District #2 Refunding East Jefferson General Hospital (Health Revenue)	3.00	7-1-2013	1,945,000	1,956,203
Louisiana Gas & Fuels Tax Second Lien Series A (Tax Revenue) ±	0.87	5-1-2043	74,600,000	74,634,316
Louisiana Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±	0.87	5-1-2043	32,525,000	32,539,962
Louisiana Local Government Environmental & Community Development Authority Summit House Live Oak Manor (Housing Revenue) ±	0.70	3-1-2016	6,500,000	6,498,245
Louisiana Series B (GO) ±	0.94	7-15-2014	9,555,000	9,559,491
Morehouse Parish LA PCR International Paper Company Project Series A (Resource Recovery Revenue)	5.25	11-15-2013	6,000,000	6,168,120
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2013	750,000	773,018
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	7,715,000	7,102,043
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.28	11-1-2040	86,500,000	86,500,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.28	11-1-2040	23,500,000	23,500,000

				361,404,685

Maryland : 0.12%
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (IDR, BNP Paribas LOC) ø	0.55	12-1-2017	4,600,000	4,600,000
Montgomery County MD Housing Opportunities Commission Various Housing Oak Mill II Apartments Series B (Housing Revenue, Bank of America NA LOC) ø	0.16	5-1-2026	3,650,000	3,650,000

				8,250,000

Massachusetts : 2.26%
Essex MA North Shore Agricultural & Technical School District (GO)	2.00	8-30-2013	19,000,000	19,109,630
Massachusetts Consolidated Loan Series A (GO) ±	0.57	9-1-2015	5,000,000	5,012,900
Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.77	7-1-2038	32,875,000	32,873,356
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.25	7-1-2042	24,175,000	24,175,000
Massachusetts HEFA Series G (Health Revenue)	4.00	7-1-2013	3,850,000	3,880,569
Massachusetts HFA Construction Loan Notes Series C-1 (Housing Revenue) ±	1.00	12-1-2013	5,025,000	5,026,709
Massachusetts Municipal Wholesale Electric Company Power Supply System Project 6 Series A (Miscellaneous Revenue)	5.00	7-1-2013	2,215,000	2,241,735
Massachusetts Refinance Series A (GO) ø	0.60	2-1-2014	14,000,000	14,000,000
Massachusetts Refunding Balance Series A (GO) ±	0.60	2-1-2016	13,000,000	13,000,520
Massachusetts Water Resources Authority Series D Class 6 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.42	8-1-2025	4,965,000	4,965,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.42	8-1-2025	25,900,000	25,900,000
New Bedford MA (GO)	1.50	6-28-2013	10,000,000	10,021,900

				160,207,319

Michigan : 2.45%
Bishop International Airport Authority Michigan Refunding Balance Series B (Airport Revenue)	2.50	12-1-2013	1,105,000	1,107,066
Detroit MI Capital Improvement Limited Tax Series A1 (GO)	5.00	4-1-2013	700,000	699,643
Detroit MI City School District PFOTER-3556 (GO, FGIC/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.47	5-1-2025	13,275,000	13,275,000

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI City School District School Building & Site Improvement Series A (GO, FGIC/Qualified School Board Loan Fund Insured)	5.00%	5-1-2013	$1,935,000	$1,942,817
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.25	5-1-2029	11,360,000	11,360,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.35	5-1-2030	12,655,000	12,655,000
Detroit MI Distribution State Aid JPMorgan Chase PUTTER/DRIVER Series 3789 (GO, JPMorgan Chase Bank LIQ) 144Aø	0.37	5-1-2018	15,250,000	15,250,000
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2013	345,000	349,209
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2013	530,000	535,448
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,710,000	1,785,274
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, FSA Insured, Dexia Credit Local LIQ) ø	0.51	5-15-2023	1,080,000	1,080,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2013	10,000,000	10,076,100
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2014	3,700,000	3,870,607
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	3.00	11-1-2014	1,000,000	1,031,790
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,648,155
Michigan Finance Authority Refunding Hospital Oakwood Obligation (Health Revenue)	3.00	11-1-2013	1,025,000	1,041,123
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2015	2,700,000	2,899,017
Michigan Finance Authority Unemployment Obligation Assessment Series A (Miscellaneous Revenue)	5.00	7-1-2014	5,000,000	5,300,800
Michigan Hospital Finance Authority Oakwood Obligated Group (Health Revenue)	5.50	11-1-2013	6,040,000	6,222,589
Michigan Strategic Fund Limited Obligation Adjusted Refunding Balance Detroit Edison Series ET-1 (Utilities Revenue) ±	5.25	8-1-2029	2,090,000	2,222,193
Michigan Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue) ±	2.80	12-1-2013	1,000,000	1,012,720
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.67	5-1-2030	18,000,000	18,000,000
University of Michigan Series F (Education Revenue) ±	0.52	4-1-2043	42,470,000	42,475,521
Waterford MI School District (GO)	1.00	9-24-2013	10,000,000	10,012,800
Wayne County MI Airport Authority Detroit Metropolitan Airport Series B (Airport Revenue)	5.00	12-1-2013	3,710,000	3,826,346
Wayne County MI Airport Authority Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2013	3,830,000	3,950,109

				173,629,327

Minnesota : 0.37%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.23	8-15-2037	14,225,000	14,225,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.17	11-15-2017	10,300,000	9,862,250
Minnesota HEFA (Education Revenue)	3.00	10-1-2013	500,000	503,325
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00	11-15-2013	1,500,000	1,544,760

				26,135,335

Mississippi : 0.04%
Mississippi Business Finance Corporation Coast Electric Power Association Series C (Utilities Revenue) ±	0.50	5-1-2037	3,063,000	3,063,061

Missouri : 0.53%
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,132,414

8

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
Missouri Illinois Bi-State Development Agency Metropolitan (Tax Revenue)	4.00%	10-15-2013	$14,730,000	$15,004,420
PFOTER Series 4085 (Airport Revenue) ø	0.62	7-1-2022	11,295,000	11,295,000
St. Louis MO PFOTER 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.57	7-1-2030	10,260,000	10,260,000

				37,691,834

Nebraska : 0.38%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2013	19,280,000	19,889,248
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	6,950,000	7,313,416

				27,202,664

Nevada : 0.49%
Clark County NV Airport Revenue ROC RR-II-R 11823 (Airport Revenue, Citibank NA LIQ) 144Aø	0.32	1-1-2018	8,250,000	8,250,000
Clark County NV School District (GO, AGM Insured)	5.25	6-15-2013	6,410,000	6,479,741
Nevada Refunding Colorado River Commission Hoover Series E (GO)	5.00	10-1-2014	3,150,000	3,374,784
Nevada Refunding Colorado River Commission Hoover Series E (GO)	4.00	10-1-2013	1,975,000	2,013,513
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.42	12-10-2030	14,730,000	14,730,000

				34,848,038

New Hampshire : 0.06%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,278,228
New Hampshire Turnpike System (Transportation Revenue)	4.00	10-1-2013	3,085,000	3,144,201

				4,422,429

New Jersey : 7.19%
Atlantic City NJ (GO, National Insured)	5.00	8-15-2013	1,360,000	1,382,726
Avon By The Sea NJ (GO)	1.38	9-27-2013	6,000,000	6,010,020
Carlstadt-East Rutherford NJ Regional School District (GO)	1.38	10-4-2013	4,000,000	4,008,880
Carlstadt-East Rutherford NJ Regional School District (GO)	1.50	10-4-2013	2,000,000	2,005,680
Casino RDA New Jersey Series A (Miscellaneous Revenue, National Insured)	5.00	6-1-2013	5,330,000	5,367,896
Clinton NJ BAN (GO)	1.50	8-23-2013	3,693,935	3,704,537
East Rutherford NJ TAN (GO)	2.00	4-1-2013	12,000,000	12,001,080
Freehold Borough NJ BAN (GO)	1.50	12-18-2013	5,637,000	5,670,202
Hudson County NJ Improvement Authority Series M-1 (Miscellaneous Revenue, County Guaranty Insured)	1.50	8-7-2013	7,000,000	7,024,990
Kearny NJ BAN (GO)	1.50	8-15-2013	4,825,000	4,839,861
Kearny NJ BAN (GO)	1.50	8-15-2013	10,384,000	10,412,348
Kearny NJ BAN (GO)	1.50	12-20-2013	1,000,000	1,005,930
Lodi NJ BAN (GO)	1.25	4-26-2013	11,050,000	11,055,304
Long Branch NJ BAN (GO)	1.50	12-27-2013	5,000,000	5,032,700
Long Branch NJ BAN (Tax Revenue)	1.50	2-14-2014	10,000,000	10,049,500
Neptune Township NJ (GO)	1.50	11-19-2013	5,100,000	5,127,846
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø	0.35	12-15-2020	10,595,000	10,595,000
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2013	4,000,000	4,040,120
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2014	2,500,000	2,630,575
New Jersey EDA School Facilities Construction (Miscellaneous Revenue) ±	0.70	2-1-2015	12,000,000	12,015,840
New Jersey EDA Series E (Miscellaneous Revenue, State Appropriations Insured) ±	1.82	2-1-2016	59,540,000	60,936,808
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2013	1,035,000	1,047,441
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2014	14,820,000	15,597,605
New Jersey HCFR RWJ Health Care Corporation Series B (Health Revenue, Radian Insured)	5.00	7-1-2013	1,000,000	1,010,800

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Health Care Trinatas Hospital (Health Revenue)	4.80%	7-1-2013	$3,530,000	$3,570,595
New Jersey Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.59	6-1-2020	7,055,000	6,999,618
New Jersey PFOTER 4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.54	9-1-2029	41,600,000	41,600,000
New Jersey Transit Corporation Certificates Subordinated Federal Transit Administration Grants Series B (Miscellaneous Revenue)	5.75	9-15-2013	10,000,000	10,046,100
New Jersey TTFA PFOTER 109 (Transportation Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.54	12-15-2030	50,435,000	50,435,000
New Jersey TTFA ROC RR-II-R 11939 (Transportation Revenue, Citibank NA LIQ) 144Aø	0.47	12-15-2020	6,700,000	6,700,000
New Jersey Turnpike Authority Series C1 (Transportation Revenue, AGM Insured, Westdeutsche Landesbank SPA) ø	0.40	1-1-2024	142,300,000	142,300,000
Newark NJ BAN General Improvement Series B (GO, State Aid Withholding Insured)	2.50	6-28-2013	3,000,000	3,005,580
Newark NJ BAN Series D (GO)	2.00	12-11-2013	2,500,000	2,512,275
Newark NJ School Promissory Notes Series C (GO, State Aid Withholding Insured)	2.50	6-28-2013	1,100,000	1,102,046
Newark NJ Special Emergency Notes Series G (GO)	2.00	12-11-2013	1,080,000	1,085,314
North Arlington NJ (GO)	1.50	5-24-2013	4,462,000	4,467,087
Perth Amboy NJ General Improvement Public Safety (GO, AGM Insured)	2.00	3-15-2014	1,505,000	1,527,169
Seaside Heights NJ BAN Series C (GO)	1.25	8-2-2013	3,202,862	3,206,898
Seaside Heights NJ Series A (GO)	1.50	1-31-2014	11,011,366	11,049,025
Wall Township NJ BAN (GO)	1.50	6-12-2013	17,326,000	17,350,083

				509,530,479

New Mexico : 0.05%
Pueblo of Sandia New Mexico Series A (GO) ø	1.62	3-1-2015	3,735,000	3,735,000

New York : 20.15%
Binghamton NY BAN Series A (GO)	1.25	1-31-2014	19,258,214	19,323,692
Board Cooperative Educational Services New York Sole RAN (Miscellaneous Revenue)	1.25	7-26-2013	17,000,000	17,032,470
Board Cooperative Educational Services New York Sole RAN (Miscellaneous Revenue)	1.50	6-25-2013	3,500,000	3,505,880
Board Cooperative Educational Services New York Sole RAN (Miscellaneous Revenue, GO of Board Insured)	1.50	6-28-2013	5,000,000	5,007,500
Broome County NY BAN (GO)	1.50	5-9-2013	27,667,000	27,684,984
Broome County NY BAN (GO)	2.00	5-9-2013	2,145,000	2,147,746
Broome County NY BAN (GO)	2.00	6-6-2013	15,000,000	15,036,900
Churchville NY BAN (GO)	1.50	7-3-2013	2,475,000	2,478,242
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO, HUD Loan Insured) 144Aø	0.68	12-1-2029	20,940,000	20,940,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO, HUD Loan Insured) 144Aø	0.68	9-1-2029	12,930,000	12,930,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO, HUD Loan Insured) 144Aø	0.68	6-1-2030	15,125,000	15,125,000
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO, HUD Loan Insured) 144Aø	0.32	7-1-2022	12,100,000	12,100,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO, HUD Loan Insured) 144Aø	0.32	7-1-2022	10,220,000	10,220,000
Freeport NY BAN Series C (GO)	1.50	5-9-2013	8,100,000	8,105,751
Glen Cove NY BAN Series A (GO)	2.38	1-10-2014	3,846,926	3,868,507
Greater Southern Board New York RAN (Miscellaneous Revenue)	1.50	6-28-2013	25,500,000	25,551,000
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC) ø	0.25	7-1-2032	2,295,000	2,295,000
Long Island NY Power Authority Series D (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.31	12-1-2029	20,748,000	20,748,000
Long Island NY Power Authority Series I (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.35	12-1-2029	22,500,000	22,500,000
Long Island NY Power Authority Series L (Utilities Revenue, FSA Insured, Dexia Credit Local SPA) ø	0.31	12-1-2029	26,080,000	26,080,000

10

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Long Island NY Power Authority Series O (Utilities Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.36%	12-1-2029	$7,000,000	$7,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Sub Series B-4 (Transportation Revenue, KBC Bank NV LOC) ø	0.35	11-1-2025	5,500,000	5,500,000
Metropolitan Transportation Authority New York Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC/Ambac Insured, Citibank NA LIQ) ø	0.27	11-15-2013	22,095,000	22,095,000
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ø	0.31	11-15-2041	42,500,000	42,500,000
Metropolitan Transportation Authority New York Series A-1 (Transportation Revenue) ±	0.26	11-15-2040	6,950,000	6,949,931
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ±	0.51	11-15-2042	50,000,000	50,003,500
Metropolitan Transportation Authority New York Sub Series B-3B (Miscellaneous Revenue) ±	0.67	11-1-2030	13,720,000	13,740,031
Metropolitan Transportation Authority New York Sub Series G-1 (Transportation Revenue) ±	0.56	11-1-2032	5,750,000	5,750,058
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.67	11-1-2032	34,000,000	33,998,300
Mineola NY Union Free School District (GO, State Aid Withholding Insured)	1.25	6-28-2013	8,000,000	8,013,520
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	3.00	6-1-2013	325,000	326,394
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	893,461
Nassau County NY TAN Series B (GO)	2.00	9-30-2013	21,000,000	21,192,360
New York Dormitory Authority Lease State University Dormitory Facilities Series B (Education Revenue, XLCA Insured) ±	5.25	7-1-2032	1,700,000	1,721,930
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2014	3,275,000	3,526,062
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2013	1,750,000	1,770,843
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,000,000	1,089,090
New York Energy R&D Authority Electric & Gas Corporation Series B (Utilities Revenue) ±	3.00	2-1-2029	3,000,000	3,009,900
New York Energy R&D Authority Niagara Series A (Resource Recovery Revenue, Ambac Insured) ±(m)	0.49	10-1-2013	37,610,000	37,610,000
New York Energy R&D Authority PCR Keyspan Generation Series A (IDR, Ambac Insured) ±(m)	0.61	10-1-2028	4,175,000	4,175,000
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	0.55	7-1-2017	2,500,000	2,500,275
New York Greater Southern Tier Board Corporative (Miscellaneous Revenue)	1.50	6-28-2013	25,000,000	25,044,500
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM/GO of Corporation Insured) ±(m)(n)	0.14	4-1-2017	61,500,000	60,503,700
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.25	8-1-2026	35,700,000	35,700,000
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO, AGM Insured) ±(m)	0.35	10-1-2027	66,450,000	66,450,000
New York NY Adjusted Fiscal 2008 Sub Series J11 (GO, KBC Bank NV SPA) ø	0.16	8-1-2027	12,700,000	12,700,000
New York NY Adjusted Sub Series H1 (GO, Dexia Credit Local LOC) ø	0.20	1-1-2036	10,000,000	10,000,000
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2013	1,000,000	1,008,660
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2014	1,750,000	1,811,198
New York NY Industrial Development Agency Refunding Senior Trips Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	2,029,037
New York NY Municipal Water Finance Authority Adjusted 2nd Generation Resolution Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	5,000,000	5,000,000
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.20	6-15-2032	21,250,000	21,250,000

11

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.38%	6-1-2036	$15,450,000	$15,450,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.42	6-1-2036	29,775,000	29,775,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.20	11-1-2026	4,395,000	4,395,000
New York NY Sub Series J-8 (GO) ±	0.50	8-1-2021	10,000,000	10,003,200
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.31	11-1-2022	29,365,000	29,365,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.31	11-1-2022	8,180,000	8,180,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.18	8-1-2031	20,000,000	20,000,000
New York NY Various Sub Series H-5 (GO, Dexia Credit Local LOC) ø	0.20	3-1-2034	12,615,000	12,615,000
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	31,860,000	31,810,936
Niagara Wheatfield NY RAN (GO, State Aid Withholding Insured)	1.25	6-28-2013	6,000,000	6,008,220
Norfolk NY BAN (GO)	1.50	7-19-2013	2,400,000	2,403,288
Oyster Bay NY Series A (GO)	1.50	3-7-2014	65,260,000	65,844,077
Oyster Bay NY Series A (GO)	2.00	6-7-2013	6,500,000	6,511,830
Oyster Bay NY Series B (GO)	3.00	8-9-2013	75,255,000	75,905,956
Ramapo NY Series A (GO)	2.00	5-29-2013	10,000,000	10,023,300
Rockland County NY (GO)	2.25	3-14-2014	16,175,000	16,298,092
Rockland County NY (GO)	2.25	3-14-2014	9,000,000	9,068,490
Rockland County NY (GO)	3.50	10-1-2013	1,352,000	1,369,238
Rockland County NY (GO, National/FGIC Insured)	3.50	1-15-2014	745,000	761,643
Rockland County NY (GO)	3.50	10-1-2014	1,340,000	1,387,195
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,431,858
Rockland County NY BAN Series C (GO)	2.50	8-30-2013	3,340,000	3,352,525
Rockland County NY RAN Series B (GO)	3.75	6-28-2013	5,000,000	5,012,150
Rockland County NY RAN Series C (GO)	2.50	9-24-2013	6,060,000	6,082,483
St. Lawrence County NY RAN (GO)	1.50	8-30-2013	7,000,000	7,011,200
Salina NY BAN Series B (GO)	1.25	6-21-2013	1,990,000	1,992,706
Salmon River NY Central School District RAN (GO, State Aid Withholding Insured)	1.50	6-21-2013	12,000,000	12,015,240
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,932,987
Suffolk County NY Tax Anticipation Note (GO)	2.00	8-14-2013	57,000,000	57,318,060
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±	0.52	4-1-2014	25,850,000	25,838,109
Suffolk County NY Water Authority BAN Series III (GO)	2.00	9-12-2013	33,000,000	33,235,950
Tompkins Seneca Tioga NY (Miscellaneous Revenue)	1.25	6-28-2013	15,000,000	15,017,550
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.19	1-1-2019	25,000,000	25,000,000
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-C (Transportation Revenue) ±	0.51	1-1-2030	13,700,000	13,717,947
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.73	1-1-2031	40,800,000	40,838,352
Utica New York Industrial Development Agency Utica College Project Series B (Education Revenue, Citizens Bank LOC) ø	0.19	10-1-2034	7,505,000	7,505,000
Utica NY School District (GO, State Aid Withholding Insured)	2.00	7-1-2015	1,095,000	1,116,298
Utica NY School District (GO, State Aid Withholding Insured)	3.00	7-1-2016	960,000	1,003,891
Utica NY School District (GO, State Aid Withholding Insured)	3.00	7-1-2017	1,320,000	1,384,073
Westchester County NY Health Senior Lien Series B (Health Revenue)	5.00	11-1-2013	2,500,000	2,568,025
Westchester County NY Hudson Project (Health Revenue) %%	2.00	1-1-2016	450,000	452,120
Westchester County NY Hudson Project (Health Revenue) %%	3.00	1-1-2017	500,000	516,120
Westchester County NY Hudson Project (Health Revenue) %%	3.00	1-1-2018	450,000	462,330
Wyandanch NY Union Free School District TAN (GO, State Aid Withholding Insured)	3.25	6-28-2013	2,375,000	2,377,898
Yonkers NY Series A (GO)	2.00	7-1-2013	700,000	702,702
Yonkers NY Series A (GO)	2.00	7-1-2014	490,000	497,321
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,064,260
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	3,077,421
Yonkers NY Series B (GO, State Aid Withholding Insured)	2.00	7-1-2013	570,000	572,274
Yonkers NY Series B (GO, State Aid Withholding Insured)	3.00	7-1-2015	1,495,000	1,561,587
Yonkers NY Series B (GO, State Aid Withholding Insured)	3.00	7-1-2016	1,290,000	1,363,543
Yonkers NY Series C (GO)	2.00	8-15-2014	470,000	477,497

12

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Yonkers NY Series C (GO)	4.00%	8-15-2015	$1,000,000	$1,067,340
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,268,772
Yonkers NY Series D (GO, State Aid Withholding Insured)	3.00	8-15-2015	1,925,000	2,014,551
Yonkers NY Series D (GO, State Aid Withholding Insured)	3.00	8-15-2016	660,000	698,676

				1,428,267,703

North Carolina : 0.67%
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.44	2-1-2028	2,465,000	2,464,704
New Hanover County NC Hospital Refunding New Hanover Regional Medical B-2 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.43	10-1-2026	13,205,000	13,205,000
New Hanover County NC Series A-1 (Health Revenue, AGM Insured, Bank of America NA SPA) ø	0.43	10-1-2023	3,925,000	3,925,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2014	4,265,000	4,417,388
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2015	11,585,000	12,504,965
North Carolina Medical Care Commission Marian Parham Medical Center (Health Revenue, Radian Insured)	5.50	10-1-2017	700,000	718,550
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	552,705
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.59	12-1-2041	10,000,000	10,012,000

				47,800,312

North Dakota : 0.07%
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-2014	4,485,000	4,739,658
New York Urban Development Corporation Series D (Utilities Revenue, Ambac Insured)	7.20	6-30-2013	490,000	497,811

				5,237,469

Ohio : 1.59%
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	3.00	12-1-2013	1,535,000	1,558,854
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12-1-2014	1,580,000	1,662,365
Cuyahoga County OH Hawks Landing Apartments Project (Housing Revenue) ±	0.85	4-30-2013	5,490,000	5,491,043
Cuyahoga OH Metropolitan Housing Authority Fairfax Intergenerational (Housing Revenue)	2.63	4-1-2014	3,500,000	3,569,650
Hamilton County OH Student Housing Block 3 Project (Housing Revenue, Bank of New York Mellon LOC) ø	0.25	8-1-2036	23,430,000	23,430,000
Lake County OH Port Authority Mary Rose Estate Apartments Project (Housing Revenue)	0.80	7-15-2013	3,500,000	3,501,855
Marion OH BAN (GO)	2.00	9-12-2013	1,130,000	1,134,023
Oakwood Village OH Series 2 (GO)	1.50	10-2-2013	2,809,500	2,819,642
Ohio Air Quality Development Authority First Energy Series A (IDR) ±	2.25	12-1-2023	58,100,000	58,237,697
Ohio Air Quality Development Authority Modal-Timken Project (IDR, Fifth Third Bank LOC) ø	0.23	11-1-2025	460,000	460,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	0.60	7-1-2021	2,250,000	2,250,248
Scioto County OH Marine Terminal Facility Refunding Norfolk Southern Corporation Project (IDR) ±	5.30	8-15-2013	3,000,000	3,010,740
Warrensville Heights OH City School District School Improvement (GO, National/FGIC Insured)	7.00	12-1-2014	1,150,000	1,248,992
Warrensville Heights OH Series 2 (GO)	2.00	12-19-2013	1,800,000	1,805,112
Warrensville Heights OH Series 3 (GO)	1.75	9-4-2013	2,500,000	2,509,825

				112,690,046

13

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma : 0.41%
Hulbert OK EDA Oklahoma Clear Creek Monastery (Miscellaneous Revenue, Bank of America NA LOC) ø	0.38%	7-1-2036	$8,160,000	$8,160,000
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	750,303
Oklahoma Development Finance Authority Health System Integris Baptist Series A1 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20	8-15-2035	3,600,000	3,600,000
Oklahoma Development Finance Authority Health System Integris Baptist Series A2 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.15	8-15-2035	8,410,000	8,410,000
Oklahoma School District & County (Tax Revenue)	0.75	6-28-2013	7,785,000	7,784,455

				28,704,758

Pennsylvania : 2.40%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	5-15-2013	1,735,000	1,745,809
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series F (Health Revenue) ±	1.17	5-15-2038	21,000,000	21,023,940
Berks County PA Municipal Authority Phoebe-Devitt Homes Project Series A (Health Revenue) ø	0.82	5-1-2037	4,000,000	4,000,000
Blair County PA Hospital Authority Altoona Regional Health System (Health Revenue)	4.00	11-15-2013	1,315,000	1,339,722
Delaware County PA Authority Neumann University (Education Revenue)	3.00	10-1-2013	495,000	498,366
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	7-1-2013	1,250,000	1,254,938
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.37	7-1-2017	7,500,000	7,500,000
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.19	12-1-2020	9,300,000	9,300,000
Downingtown PA School District (GO, State Aid Withholding Insured) ø	0.49	5-1-2030	6,000,000	6,000,000
Harrisburg PA Authority Resources Guaranteed Sub Series D2 (Resource Recovery Revenue, AGM Insured) ±	5.00	12-1-2033	4,700,000	4,709,541
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2013	9,150,000	9,263,643
Pennsylvania EDFA Services Incorporated (Resource Recovery Revenue) ø	0.55	4-1-2019	2,900,000	2,900,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	2.75	9-1-2013	3,055,000	3,082,770
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	4,000,000	4,072,040
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	3.50	5-15-2013	7,905,000	7,939,071
Pennsylvania Turnpike Commission Series B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	7-15-2041	34,330,000	34,330,000
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.67	12-1-2016	6,750,000	6,750,405
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.77	6-1-2014	6,770,000	6,790,445
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.02	12-1-2013	8,120,000	8,151,749
Philadelphia PA Gas Works 7th Series 1998 General Ordinance (Utilities Revenue, Ambac Insured)	5.00	10-1-2013	500,000	510,815
Philadelphia PA RDA (Miscellaneous Revenue)	2.00	4-15-2013	5,000,000	5,003,700
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	6,000,000	6,035,160
Reading PA GO Notes Series A (GO)	4.00	11-15-2013	2,000,000	2,032,060
Scranton PA School District Series A (GO, AGM/State Aid Withholding Insured)	2.00	4-1-2013	1,000,000	1,000,130
Tioga County PA IDA Mansfield Series C-1 (Housing Revenue)	3.00	3-1-2014	12,000,000	12,163,800
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,167,318

14

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Washington County PA Washington Hospital Project (Health Revenue)	4.00%	7-1-2017	$1,085,000	$1,194,346

				169,759,768

Puerto Rico : 3.48%
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2013	4,260,000	4,286,242
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,125,000	3,263,125
Puerto Rico Public Improvement (GO, National Insured)	5.50	7-1-2013	4,500,000	4,542,345
Puerto Rico Public Improvement Series A (GO, National/IBC Insured)	5.50	7-1-2014	3,100,000	3,220,311
Puerto Rico Electric Power Authority (Utilities Revenue, National Insured)	5.00	7-1-2013	600,000	605,268
Puerto Rico Electric Power Authority (Utilities Revenue, National Insured)	5.00	7-1-2015	1,605,000	1,682,762
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2013	875,000	883,243
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	2,705,000	2,850,745
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, XLCA Insured)	5.50	7-1-2015	1,145,000	1,212,921
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2014	1,445,000	1,500,849
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,063,720
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	7-1-2013	5,220,000	5,269,172
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.00	7-1-2013	1,450,000	1,462,731
Puerto Rico Government Development Series B (Miscellaneous Revenue)	5.00	12-1-2013	3,405,000	3,474,734
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2015	4,640,000	4,995,610
Puerto Rico Highway & Transportation Authority PFOTER 3189 (Transportation Revenue, Dexia Credit Local LIQ) ø	0.57	7-1-2041	121,515,000	121,515,000
Puerto Rico Highway & Transportation Authority Series 2148 (Transportation Revenue, AGC/CIFG Insured, Morgan Stanley Bank LIQ) ø	0.38	7-1-2041	17,060,000	17,060,000
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.50	7-1-2013	1,030,000	1,039,692
Puerto Rico Highway & Transportation Authority Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ø	0.62	7-1-2030	970,000	970,000
Puerto Rico Highway & Transportation Authority Series DCL-007 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured, Dexia Credit Local LIQ) ø	0.62	1-1-2028	6,620,000	6,620,000
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	7-1-2014	1,595,000	1,647,077
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue)	6.25	7-1-2013	1,000,000	1,010,760
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2014	1,145,000	1,207,116
Puerto Rico Industrial Tourist Educational Adjusted Ana G. Mendez University System Project (Education Revenue)	3.00	4-1-2013	1,640,000	1,640,115
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	1,420,000	1,473,122
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2013	1,485,000	1,501,899
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	3,655,000	3,791,734
Puerto Rico Sales Tax Financing Corporation MSTR Series SGC-4 Class A (Tax Revenue, Societe Generale LIQ) ø	0.27	8-1-2057	15,000,000	15,000,000
Puerto Rico Various Refunding Series C5 (Miscellaneous Revenue, AGM Insured) ø	2.52	7-1-2021	24,905,000	24,905,000

15

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
University of Puerto Rico Refunding System Series P (Education Revenue)	5.00%	6-1-2013	$5,425,000	$5,449,847
University of Puerto Rico Refunding System Series Q (Education Revenue)	5.00	6-1-2013	1,750,000	1,758,015

				246,903,155

Rhode Island : 0.25%
Cranston RI Series B (GO, State Aid Withholding Insured)	2.00	7-1-2014	1,250,000	1,271,675
Cranston RI Series B (GO, State Aid Withholding Insured)	3.00	7-1-2015	1,000,000	1,041,680
Rhode Island & Providence Energy Conservation Series A (Miscellaneous Revenue)	2.00	4-1-2013	250,000	250,030
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	13,160,000	13,613,362
Rhode Island Health & Educational Refunding Johnson & Wales University (Education Revenue, XLCA Insured)	5.25	4-1-2015	1,510,000	1,515,965

				17,692,712

South Carolina : 0.84%
Jasper County SC BAN (Miscellaneous Revenue)	1.25	2-7-2014	3,000,000	3,000,240
South Carolina Jobs EDA Improvement Palmetto Health Project (Health Revenue) ±	0.87	8-1-2039	41,600,000	41,473,952
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	8-1-2014	870,000	891,567
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	4.00	8-1-2013	865,000	875,527
South Carolina Public Services Authority Santee Cooper Series B (Water & Sewer Revenue)	5.00	12-1-2013	3,625,000	3,742,305
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2013	5,840,000	6,028,982
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2014	3,185,000	3,434,959

				59,447,532

Tennessee : 4.67%
Lewisburg TN Industrial Development Board Waste Management Project (Resource Recovery Revenue) ø	0.55	7-2-2035	15,500,000	15,500,000
Memphis Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	1-1-2028	4,530,000	4,530,000
Metropolitan Nashville TN Airport Authority (Airport Revenue, Societe Generale LOC) ø	0.35	7-1-2019	9,800,000	9,800,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.20	7-1-2038	8,340,000	8,340,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	137,240,000	137,240,000
Municipal Energy Acquisition Corporation Tennessee Gas Revenue PUTTER Series 1579 (Utilities Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) ø	0.23	12-1-2016	26,225,000	26,225,000
Sevier County TN Public Building Authority Local Government Public Improvement Series A4 (Miscellaneous Revenue, KBC Bank NV LOC) ø	0.39	6-1-2025	1,955,000	1,955,000
Tennergy Corporation Tennessee Gas Revenue PUTTER Series 1258Q (Utilities Revenue, JPMorgan Chase & Company LIQ) ø	0.22	5-1-2016	50,000,000	50,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2013	13,735,000	13,983,878
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2014	2,815,000	2,910,992
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	22,150,000	23,355,403
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,245,000	16,490,517

16

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00%	9-1-2016	$4,015,000	$4,448,941
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,580,000	7,154,631
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,850,000	7,609,323
Unicoi County TN (GO, National/FGIC Insured)	5.00	4-1-2015	1,100,000	1,165,505

				330,709,190

Texas : 7.91%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	3,015,000	3,173,649
Coastal Bend Texas Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.35	7-1-2031	33,000,000	33,000,000
Deutsche Bank Spears Lifers Trust Series DB 329 (Transportation Revenue, Ambac Insured) ø	0.20	8-15-2029	18,320,000	18,320,000
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund Insured) ±	2.50	8-1-2050	2,000,000	2,057,420
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	458,249
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.17	11-15-2045	13,375,000	13,419,806
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.43	7-1-2031	36,425,000	36,425,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.37	7-1-2031	25,875,000	25,875,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.71	8-15-2021	25,430,000	25,435,086
Houston City TX Water Conveyance System Series J (Miscellaneous Revenue, Ambac Insured)	6.25	12-15-2013	3,500,000	3,608,465
Houston TX PFOTER 265 (Utilities Revenue, FSA Insured) ø	0.51	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.67	5-15-2034	29,800,000	29,844,700
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ±	0.79	8-15-2036	14,500,000	14,526,100
Lower Colorado River TX Authority Revenue Prefunded 2012-4 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	50,000	50,323
Lower Colorado River TX Authority Revenue Prefunded 2012-5 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	60,000	60,391
Lower Colorado River TX Authority Revenue Prefunded 2012-8 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	340,000	342,213
Lower Colorado River TX Authority Revenue Prefunded 2012-8 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	25,000	25,162
Lower Colorado River TX Authority Revenue Prefunded-2012 6 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	10,000	10,065
Lower Colorado River TX Prefunded 2012-7 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	15,000	15,098
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) ø	0.45	1-1-2020	12,750,000	12,750,000
North Central Texas Health Facility Development Corporation Children’s Medical Center Project (Health Revenue, National Insured)	5.75	8-15-2013	1,570,000	1,576,594
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ø	0.71	7-1-2019	20,865,000	20,865,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,700,000	1,866,464
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	2,000,000	2,069,740
Sherman TX Independent School District School Building (GO, Permanent School Fund Insured, Banco Bilboa Vizcaya SPA) ±	0.90	8-1-2036	3,875,000	3,875,465
Tarrant County TX Cultural Education Facilities Health Resources Series C (Health Revenue, JPMorgan Chase Bank SPA) ø	0.17	11-15-2033	20,135,000	20,135,000

17

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00%	12-15-2014	$4,055,000	$4,321,049
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	620,000	677,152
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) ø	0.27	9-15-2018	77,390,000	77,390,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.89	9-15-2017	38,040,000	37,826,976
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	3.00	12-15-2013	1,550,000	1,570,073
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2014	2,000,000	2,118,640
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,131,130
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,733,725
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.59	9-15-2017	78,150,000	77,664,689
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.74	12-15-2017	5,195,000	5,099,724
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,160,000	2,339,280
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.49	4-1-2026	26,000,000	26,000,000
Texas Transportation Commission Turnpike System First Tier Putter Series B (Transportation Revenue) ±	1.25	8-15-2042	27,000,000	27,221,130
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.82	6-1-2038	7,540,000	7,540,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.82	6-1-2031	8,620,000	8,620,000

				560,888,558

Virgin Islands : 0.01%
Virgin Islands PFA Matching Funding Loan Note Senior Lien Series A (Tax Revenue)	4.00	10-1-2013	400,000	405,440

Virginia : 0.45%
Alexandria VA IDA (GO) ø	0.16	4-1-2013	20,615,000	20,615,000
Alexandria VA IDA Various American Association Study Liver Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.17	8-1-2036	1,260,000	1,260,000
Alexandria VA IDA Various American Statistical Association (IDR, SunTrust Bank LOC) ø	0.17	8-1-2030	4,650,000	4,650,000
Virginia Beach VA Development Authority Various Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC) ø	0.21	5-1-2025	3,200,000	3,200,000
Virginia Biotechnology Research Partnership Authority VA Blood Services Project (Health Revenue, SunTrust Bank LOC) ø	0.17	10-1-2028	2,155,000	2,155,000

				31,880,000

Washington : 0.36%
Energy Northwest Washington Refunding Project 1 Series A (Utilities Revenue)	5.00	7-1-2013	5,000,000	5,062,350
King County WA Public Hospital District Limited Tax ROC RR-II-R-11412 (GO, AGM Insured, Citibank NA LIQ) ø	0.27	12-1-2015	6,930,000	6,930,000
Snohomish County WA Housing Authority Autumn Chase Apartment Project (Housing Revenue, Bank of America NA LOC) ø	0.17	7-1-2036	6,470,000	6,470,000
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	7,000,000	7,064,400

				25,526,750

18

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
West Virginia : 0.29%
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±		2.00%	10-1-2022	$20,000,000	$20,328,800
West Virginia State Hospital Finance Authority Various Pallottine Health Services Project (Health Revenue, Fifth Third Bank LOC) ø		0.25	10-1-2036	470,000	470,000

					20,798,800

Wisconsin : 0.81%
Kenosha WI Unified School District (Tax Revenue)		1.50	9-19-2013	23,500,000	23,608,335
Lake Geneva WI Joint School District (Miscellaneous Revenue) %%		2.75	1-1-2014	1,450,000	1,459,092
Milwaukee WI Series F9 (GO) ø		0.57	2-15-2032	7,500,000	7,500,750
Waukesha WI Housing Preservation Authority (Housing Revenue) ø		1.25	12-1-2042	3,030,000	3,030,000
Wisconsin HEFA Agnesian Health Care Incorporated (Health Revenue)		5.00	7-1-2013	735,000	743,739
Wisconsin HEFA Aurora Health Care Incorporated Series B (Health Revenue)		5.00	7-15-2013	6,000,000	6,083,460
Wisconsin HEFA Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) ø		0.20	8-15-2034	15,000,000	15,000,000

					57,425,376

Total Municipal Obligations (Cost $7,032,556,800)					7,052,434,373

Short-Term Investments : 0.21%		Yield		Shares

Investment Companies : 0.21%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		14,748,870	14,748,870

Total Short-Term Investments (Cost $14,748,870)					14,748,870

Total investments in securities (Cost $7,085,805,670)*	100.24%				7,105,683,243

Other assets and liabilities, net	(0.24)				(16,937,807)

Total net assets	100.00%				$7,088,745,436

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $7,085,754,249 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,463,576
Gross unrealized depreciation	(2,534,582)

Net unrealized appreciation	$19,928,994

19

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$38,500,000	$0	$38,500,000
Municipal obligations	0	6,977,274,423	75,159,950	7,052,434,373

Short-term investments
Investment companies	14,748,870	0	0	14,748,870

	$14,748,870	$7,015,774,423	$75,159,950	$7,105,683,243

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2012	$85,739,640
Accrued discounts (premiums)	601,113
Realized gains (losses)	58,226
Change in unrealized gains (losses)	1,386,121
Purchases	26,184,850
Sales	(1,200,000)
Transfers into Level 3	0
Transfers out of Level 3	(37,610,000)

Balance as of March 31, 2013	$75,159,950

Change in unrealized gains (losses) relating to securities still held at March 31, 2013	$2,106,071

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.04%

Guam : 6.26%
Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,228,400
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	1,500,000	1,742,355
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	650,000	686,374
Guam International Airport Authority Series B (Airport Revenue, National Insured)	5.25	10-1-2016	1,600,000	1,631,072
Guam International Airport Authority Series C (Airport Revenue, National Insured)	5.38	10-1-2017	500,000	506,870
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2013	500,000	513,950
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,134,120
Guam Power Authority Revenue Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	1,000,000	1,200,620
Guam Power Authority Revenue Series A (Utilities Revenue)	5.00	10-1-2034	1,000,000	1,098,110

				10,741,871

Puerto Rico : 29.84%
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Series 2002 (Tobacco Revenue)	4.25	5-15-2014	500,000	501,390
Puerto Rico Commonwealth Highway & Transportation Authority Series 007 (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ, FSA Insured) ø	0.62	1-1-2028	4,225,000	4,225,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 008 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) ø	0.62	7-1-2030	800,000	800,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	7-1-2013	165,000	166,553
Puerto Rico Commonwealth Highway & Transportation Authority Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,112,980
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, AGM-CR Insured)	5.50	7-1-2013	85,000	86,165
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Tax Revenue, NATL-RE/IBC Insured)	5.50	7-1-2013	440,000	446,028
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,809,010
Puerto Rico Commonwealth Refunding (GO, FGIC Insured)	5.50	7-1-2013	520,000	524,893
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO, National Insured)	5.50	7-1-2016	200,000	212,458
Puerto Rico Electric Power Authority MSTR Series SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured, Societe Generale LIQ) ø	0.27	7-1-2029	5,000,000	5,000,000
Puerto Rico Electric Power Authority Refunding Series UU (Utilities Revenue, AGM Insured) ±	0.73	7-1-2029	2,500,000	1,813,675
Puerto Rico Electric Power Authority Series OO (Utilities Revenue, AGC Insured)	5.00	7-1-2013	800,000	806,912
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,145,705
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,715,000	1,857,534
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	7-1-2033	500,000	487,780
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.13	12-1-2027	4,120,000	4,332,056
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue)	5.50	12-1-2018	600,000	679,116
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12-1-2014	265,000	271,254
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12-1-2015	500,000	509,260
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12-1-2019	335,000	344,524
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00	12-1-2020	260,000	267,033

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Prerefunded Series W (Tax Revenue, National/IBC Insured)	5.50%	7-1-2015	$1,340,000	$1,449,465
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	338,847
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National/IBC Insured)	5.50	7-1-2015	645,000	681,655
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Guaynabo Municipal Government Center Series A (IDR)	5.63	7-1-2022	750,000	751,740
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,127
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2018	1,150,000	1,263,827
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2019	860,000	948,012
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2020	800,000	884,472
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2021	700,000	773,003
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	4.00	10-1-2023	560,000	551,964
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2020	500,000	551,920
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2021	500,000	550,525
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	5.00	10-1-2022	200,000	218,502
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority University Plaza Project Series A (Education Revenue, National Insured)	5.63	7-1-2013	600,000	606,756
Puerto Rico Infrastructure Financing Authority Series A (Tax Revenue, BHAC-CR/FGIC Insured)	5.50	7-1-2022	100,000	114,756
Puerto Rico Public Buildings Authority Government Facilities Unrefunded Balance Series D (Miscellaneous Revenue, Commonwealth Guaranty Insured)	5.13	7-1-2024	5,000	4,941
Puerto Rico Public Buildings Authority Prerefunded CAB Series D (Miscellaneous Revenue, AMBAC Insured) ±	5.45	7-1-2030	1,555,000	1,850,279
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured)	5.13	6-1-2024	3,265,000	4,041,352
Puerto Rico Public Improvement Series A (GO, National Insured)	6.25	7-1-2013	1,200,000	1,213,596
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	4.63	8-1-2019	200,000	222,208
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	2,000,000	2,223,380
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Credit Suisse LIQ) ø	0.12	8-1-2057	3,500,000	3,500,000
University of Puerto Rico Series P (Education Revenue)	5.00	6-1-2017	620,000	632,493
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	450,000	462,024

				51,260,170

Virgin Islands : 5.58%
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	12,054
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National/FGIC Insured)	5.00	10-1-2014	400,000	420,772

2

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	5.00%	10-1-2014	$590,000	$624,645
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National/FGIC Insured)	5.00	10-1-2016	250,000	275,020
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.75	10-1-2037	1,850,000	2,160,319
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00	10-1-2013	500,000	504,275
Virgin Islands PFA Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	2,700,000	2,837,997
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	1,000,000	1,095,020
Virgin Islands Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds Series 2001 (Tobacco Revenue) ±	4.95	5-15-2014	750,000	752,528
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	800,000	908,072

				9,590,702

West Virginia : 0.25%
Kanawha, Mercer, Nicholas Counties WV SFHR Prerefunded (Housing Revenue) ¤	0.00	2-1-2015	470,000	421,261

Wisconsin : 56.11%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	0.80	9-1-2013	370,000	370,426
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.20	9-1-2014	370,000	372,183
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	402,956
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	418,810
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ø	0.14	6-1-2036	2,000,000	2,000,000
Beloit WI CDA Series A (Lease Revenue)	0.80	6-1-2013	50,000	49,980
Beloit WI CDA Series A (Lease Revenue)	1.00	6-1-2014	100,000	99,683
Beloit WI CDA Series A (Lease Revenue)	1.25	6-1-2015	100,000	99,858
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50	4-1-2014	100,000	100,083
Cudahy WI CDA Series A (Miscellaneous Revenue)	0.85	6-1-2015	500,000	500,075
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.00	6-1-2016	270,000	269,981
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,199
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,216
Cudahy WI CDA Series B (Lease Revenue)	4.55	6-1-2019	1,540,000	1,546,206
Delafield WI CDA St. Johns Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.60	6-1-2030	660,000	732,448
Delafield WI CDA St. Johns Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.70	6-1-2034	500,000	557,475
Genesee WI CDA Ten Chimneys Foundation Incorporated Project (Miscellaneous Revenue, Associated Bank NA LOC) ø	0.24	10-1-2036	3,185,000	3,185,000
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-2020	100,000	104,480
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,780,237
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,863,999
Glendale WI CDA Series 2012 (Miscellaneous Revenue)	1.20	9-1-2015	1,235,000	1,246,239
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	3.50	4-1-2013	225,000	225,041
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	4-1-2016	1,445,000	1,534,922
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	220,412
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,235,000	1,364,675
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12-1-2023	250,000	280,743
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	6.15	12-1-2032	265,000	301,869
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.10	4-1-2014	320,000	325,747

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50%	4-1-2015	$125,000	$130,003
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	429,231
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,665
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	204,676
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	204,402
Madison WI CDA Monticello Apartments (Housing Revenue, BMO Harris Bank NA LOC) ø	0.12	4-1-2023	490,000	490,000
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,653,250
Madison WI CDA Wisconsin Housing Preservation (Housing Revenue, Marshall & Ilsley Bank LOC) ø	0.12	5-1-2035	245,000	245,000
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-2022	1,000,000	1,012,230
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.12	9-1-2028	2,555,000	2,555,000
Milwaukee WI RDA Public Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.45	8-1-2014	50,000	50,160
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC/Moral Obligation Insured)	3.80	8-1-2014	50,000	50,545
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC/Moral Obligation Insured)	4.25	8-1-2019	550,000	557,068
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	0.70	4-1-2013	525,000	525,011
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	1.00	4-1-2014	535,000	537,108
Milwaukee WI RDA School of Engineering Project (Education Revenue, AGM Insured)	4.10	4-1-2032	2,000,000	2,044,480
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	8-1-2015	475,000	475,242
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	8-1-2025	300,000	300,078
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	8-1-2035	1,000,000	1,000,140
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	3.15	8-1-2017	50,000	54,130
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	4.60	8-1-2024	870,000	969,963
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	5.00	8-1-2030	3,000,000	3,349,530
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.12	9-1-2040	5,000,000	5,000,000
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2038	1,000,000	1,000,000
Milwaukee WI RDA YMCA of Metropolitan Milwaukee Project Series 2010 (Miscellaneous Revenue, BMO Harris Bank NA LOC) ø	0.12	5-1-2028	990,000	990,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,100,960
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,759,468
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-2018	300,000	317,631
Neenah WI CDA Series A (Miscellaneous Revenue)	5.13	12-1-2023	1,000,000	1,075,280
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.00	5-1-2014	70,000	69,854
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	79,852
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,015
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	49,775
Pittsville WI CDA Series A (Miscellaneous Revenue) %%	1.20	6-1-2015	100,000	99,916
Pittsville WI CDA Series A (Miscellaneous Revenue) %%	1.45	6-1-2016	50,000	49,949
Pittsville WI CDA Series A (Miscellaneous Revenue) %%	1.65	6-1-2017	100,000	99,883
Platteville RDA University of Wisconsin Platteville Real Estate (Education Revenue) ##	5.00	7-1-2022	1,000,000	1,117,700
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	10-1-2042	1,000,000	1,000,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	181,002

4

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50%	12-15-2017	$1,765,000	$2,115,017
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	470,322
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,740,000	3,524,818
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	2,040,688
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,918,139
Sturgeon Bay WI Waterfront RDA (Miscellaneous Revenue)	4.35	10-1-2018	150,000	159,588
Sturgeon Bay WI Waterfront RDA Refunded Series A (Miscellaneous Revenue)	4.50	10-1-2021	175,000	183,502
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	322,251
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	236,045
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	267,640
Verona WI CDA (Miscellaneous Revenue)	4.30	2-1-2015	100,000	102,286
Verona WI CDA (Lease Revenue)	5.38	12-1-2022	830,000	831,668
Warrens WI CDA (Miscellaneous Revenue)	3.70	10-1-2014	300,000	240,327
Warrens WI CDA (Lease Revenue)	5.00	11-1-2016	70,000	54,737
Warrens WI CDA (Lease Revenue)	5.10	11-1-2020	70,000	45,844
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	344,539
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2042	3,000,000	3,000,000
Waukesha WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC) ±	0.24	12-1-2034	95,000	95,000
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.30	12-1-2016	135,000	141,769
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.65	12-1-2017	335,000	358,172
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.00	12-1-2023	150,000	160,871
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.20	12-1-2024	150,000	162,186
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.25	12-1-2025	250,000	266,478
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	757,483
Whitewater WI CDA Housing Preservation (Housing Revenue, BMO Harris Bank NA LOC) ø	0.13	6-1-2042	200,000	200,000
Wisconsin Center District (Tax Revenue, National LOC) ¤	0.00	12-15-2019	175,000	148,764
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	915,000	472,982
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2015	30,000	33,307
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2016	385,000	439,443
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2018	50,000	59,132
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2019	2,000,000	2,395,860
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2023	2,870,000	3,356,867
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM/Moral Obligation Insured)	5.25	12-15-2027	430,000	495,489
Wisconsin Center District Junior Dedicated Series A (Tax Revenue)	5.00	12-15-2022	730,000	840,573
Wisconsin HFA (Housing Revenue, FHA Insured)	6.10	6-1-2021	100,000	115,885
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	4.63	11-1-2037	25,000	25,436
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	4.70	5-1-2047	240,000	243,737
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	4.75	5-1-2037	300,000	300,165
Wisconsin Housing & EDA MFHR Series A (Housing Revenue) ±	4.25	12-1-2035	1,960,000	2,110,783
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø	0.24	8-1-2046	1,370,000	1,370,000

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)		5.75%	11-1-2043	$3,485,000	$3,840,122
Wisconsin Housing & EDA Series B (Housing Revenue, FNMA LOC, GO of Authority Insured) ø		0.12	10-1-2036	140,000	140,000
Wisconsin Housing & EDA Series C (Housing Revenue, PNC Bank NA LOC) ø		0.12	11-1-2044	3,200,000	3,200,000
Wisconsin Housing & EDA Series E (Housing Revenue, GO of Authority Insured)		4.90	11-1-2035	2,015,000	2,066,593
					96,377,648

Total Municipal Obligations (Cost $160,898,297)					168,391,652

Total investments in securities (Cost $160,898,297)*	98.04%				168,391,652

Other assets and liabilities, net	1.96				3,371,453

Total net assets	100.00%				$171,763,105

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $160,894,437 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,805,843
Gross unrealized depreciation	308,628

Net unrealized appreciation	$7,497,215

6

Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$168,391,652	$0	$168,391,652

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 22, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: May 22, 2013